UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07121

Putnam Asset Allocation Funds

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Dynamic Asset Allocation Conservative Fund
Class A [PACAX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Conservative Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$46	0.92%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$801,334,304
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,146
Portfolio Turnover Rate	95%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 1	38957-STSA-0526

Putnam Dynamic Asset Allocation Conservative Fund
Class C [PACCX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Conservative Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$83	1.67%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$801,334,304
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,146
Portfolio Turnover Rate	95%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 1	38957-STSC-0526

Putnam Dynamic Asset Allocation Conservative Fund
Class P
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Conservative Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class P	$28	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$801,334,304
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,146
Portfolio Turnover Rate	95%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 1	38957-STSP-0526

Putnam Dynamic Asset Allocation Conservative Fund
Class R [PACRX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Conservative Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$59	1.17%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$801,334,304
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,146
Portfolio Turnover Rate	95%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 1	38957-STSR-0526

Putnam Dynamic Asset Allocation Conservative Fund
Class R5 [PACDX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Conservative Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5	$35	0.69%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$801,334,304
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,146
Portfolio Turnover Rate	95%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 1	38957-STSR5-0526

Putnam Dynamic Asset Allocation Conservative Fund
Class R6 [PCCEX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Conservative Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$31	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$801,334,304
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,146
Portfolio Turnover Rate	95%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 1	38957-STSR6-0526

Putnam Dynamic Asset Allocation Conservative Fund
Class Y [PACYX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Conservative Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$34	0.67%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$801,334,304
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,146
Portfolio Turnover Rate	95%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 1	38957-STSY-0526

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Dynamic Asset
Allocation
Conservative
Fund
Financial Statements and Other Important Information
Semi-Annual | March 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Consolidated Financial Highlights and Consolidated Schedule of Investments 2
Consolidated Financial Statements 78
Notes to Consolidated Financial Statements 83
Changes In and Disagreements with Accountants 101
Results of Meeting(s) of Shareholders 101
Remuneration Paid to Directors, Officers and Others 101
Board Approval of Management and Subadvisory Agreements 101

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Conservative Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025* 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.34 $11.11 $9.44 $9.49 $11.83 $11.22
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.23 0.23 0.21 0.16 0.14
Net realized and unrealized gains (losses) 0.02 0.55 1.70 0.35 (1.99) 0.87
Total from investment operations ........ 0.12 0.78 1.93 0.56 (1.83) 1.01
Less distributions from:
Net investment income .............. (0.22) (0.36) (0.26) (0.19) (0.16) (0.16)
Net realized gains ................. (0.13) (0.19) — (0.42) (0.35) (0.24)
Total distributions ................... (0.35) (0.55) (0.26) (0.61) (0.51) (0.40)
Net asset value, end of period .......... $11.11 $11.34 $11.11 $9.44 $9.49 $11.83
Total return
c
....................... 1.00% 7.46% 20.64% 5.97% (16.17)% 9.14%
Ratios to average net assets
d
Expenses
e
........................ 0.92%
f
0.96%
f
1.00% 1.03% 0.98% 0.97%
Net investment income ............... 1.77% 2.10% 2.27% 2.18% 1.51% 1.21%
Supplemental data
Net assets, end of period (000’s) ........ $351,701 $353,722 $368,551 $324,689 $354,957 $461,749
Portfolio turnover rate ................ 95% 243% 372% 456% 361% 380%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Conservative Ltd. from July 7, 2025 through September 30, 2025. See Note 1(h).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025* 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.13 $10.92 $9.29 $9.34 $11.66 $11.06
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.14 0.15 0.14 0.08 0.05
Net realized and unrealized gains (losses) —
c
0.56 1.66 0.35 (1.97) 0.86
Total from investment operations ........ 0.06 0.70 1.81 0.49 (1.89) 0.91
Less distributions from:
Net investment income .............. (0.17) (0.30) (0.18) (0.12) (0.08) (0.07)
Net realized gains ................. (0.13) (0.19) — (0.42) (0.35) (0.24)
Total distributions ................... (0.30) (0.49) (0.18) (0.54) (0.43) (0.31)
Net asset value, end of period .......... $10.89 $11.13 $10.92 $9.29 $9.34 $11.66
Total return
d
....................... 0.53% 6.76% 19.63% 5.27% (16.88)% 8.36%
Ratios to average net assets
e
Expenses
f
......................... 1.67%
g
1.71%
g
1.75% 1.78% 1.73% 1.72%
Net investment income ............... 1.02% 1.35% 1.50% 1.43% 0.76% 0.47%
Supplemental data
Net assets, end of period (000’s) ........ $30,945 $32,979 $41,800 $51,143 $67,579 $99,034
Portfolio turnover rate ................ 95% 243% 372% 456% 361% 380%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Conservative Ltd. from July 7, 2025 through September 30, 2025. See Note 1(h).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025* 2024 2023 2022 2021
Class P
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.41 $11.16 $9.49 $9.52 $11.88 $11.26
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.27 0.28 0.22 0.21 0.19
Net realized and unrealized gains (losses) (0.01) 0.56 1.68 0.40 (2.02) 0.87
Total from investment operations ........ 0.13 0.83 1.96 0.62 (1.81) 1.06
Less distributions from:
Net investment income .............. (0.24) (0.39) (0.29) (0.23) (0.20) (0.20)
Net realized gains ................. (0.13) (0.19) — (0.42) (0.35) (0.24)
Total distributions ................... (0.37) (0.58) (0.29) (0.65) (0.55) (0.44)
Net asset value, end of period .......... $11.17 $11.41 $11.16 $9.49 $9.52 $11.88
Total return
c
....................... 1.08% 7.90% 20.98% 6.55% (15.95)% 9.61%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.56% 0.60% 0.63% 0.64% 0.60% 0.59%
Expenses net of waiver and payments by
affiliates and expense reduction
e
........ 0.55% 0.60%
f
0.63% 0.64% 0.60% 0.59%
Net investment income ............... 2.45% 2.46% 2.68% 2.31% 1.92% 1.60%
Supplemental data
Net assets, end of period (000’s) ........ $229,095 $23,903 $16,755 $8,748 $169,945 $180,544
Portfolio turnover rate ................ 95% 243% 372% 456% 361% 380%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Conservative Ltd. from July 7, 2025 through September 30, 2025. See Note 1(h).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025* 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.78 $11.52 $9.79 $9.81 $12.21 $11.57
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.21 0.21 0.19 0.14 0.12
Net realized and unrealized gains (losses) 0.02 0.58 1.75 0.38 (2.06) 0.89
Total from investment operations ........ 0.11 0.79 1.96 0.57 (1.92) 1.01
Less distributions from:
Net investment income .............. (0.20) (0.34) (0.23) (0.17) (0.13) (0.13)
Net realized gains ................. (0.13) (0.19) — (0.42) (0.35) (0.24)
Total distributions ................... (0.33) (0.53) (0.23) (0.59) (0.48) (0.37)
Net asset value, end of period .......... $11.56 $11.78 $11.52 $9.79 $9.81 $12.21
Total return
c
....................... 0.91% 7.21% 20.20% 5.80% (16.39)% 8.82%
Ratios to average net assets
d
Expenses
e
........................ 1.17%
f
1.21%
f
1.25% 1.28% 1.23% 1.22%
Net investment income ............... 1.53% 1.85% 2.01% 1.93% 1.23% 0.97%
Supplemental data
Net assets, end of period (000’s) ........ $5,035 $4,866 $4,208 $4,172 $5,032 $8,115
Portfolio turnover rate ................ 95% 243% 372% 456% 361% 380%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Conservative Ltd. from July 7, 2025 through September 30, 2025. See Note 1(h).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025* 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.44 $11.18 $9.50 $9.53 $11.88 $11.26
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.26 0.26 0.22 0.20 0.17
Net realized and unrealized gains (losses) —
c
0.57 1.70 0.38 (2.01) 0.88
Total from investment operations ........ 0.12 0.83 1.96 0.60 (1.81) 1.05
Less distributions from:
Net investment income .............. (0.23) (0.38) (0.28) (0.21) (0.19) (0.19)
Net realized gains ................. (0.13) (0.19) — (0.42) (0.35) (0.24)
Total distributions ................... (0.36) (0.57) (0.28) (0.63) (0.54) (0.43)
Net asset value, end of period .......... $11.20 $11.44 $11.18 $9.50 $9.53 $11.88
Total return
d
....................... 1.02% 7.87% 20.92% 6.32% (15.97)% 9.49%
Ratios to average net assets
e
Expenses
f
......................... 0.69%
g
0.70%
g
0.74% 0.75% 0.71% 0.70%
Net investment income ............... 2.10% 2.29% 2.49% 2.26% 1.80% 1.49%
Supplemental data
Net assets, end of period (000’s) ........ $151 $2 $5 $15 $3,726 $4,959
Portfolio turnover rate ................ 95% 243% 372% 456% 361% 380%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Conservative Ltd. from July 7, 2025 through September 30, 2025. See Note 1(h).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025* 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.41 $11.17 $9.50 $9.54 $11.89 $11.27
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.26 0.27 0.25 0.20 0.18
Net realized and unrealized gains (losses) 0.02 0.56 1.69 0.36 (2.01) 0.88
Total from investment operations ........ 0.14 0.82 1.96 0.61 (1.81) 1.06
Less distributions from:
Net investment income .............. (0.24) (0.39) (0.29) (0.23) (0.19) (0.20)
Net realized gains ................. (0.13) (0.19) — (0.42) (0.35) (0.24)
Total distributions ................... (0.37) (0.58) (0.29) (0.65) (0.54) (0.44)
Net asset value, end of period .......... $11.18 $11.41 $11.17 $9.50 $9.54 $11.89
Total return
c
....................... 1.15% 7.78% 20.93% 6.43% (15.89)% 9.54%
Ratios to average net assets
d
Expenses
e
........................ 0.62%
f
0.64%
f
0.67% 0.68% 0.64% 0.63%
Net investment income ............... 2.08% 2.42% 2.60% 2.53% 1.85% 1.57%
Supplemental data
Net assets, end of period (000’s) ........ $61,533 $63,906 $67,809 $62,971 $77,067 $112,853
Portfolio turnover rate ................ 95% 243% 372% 456% 361% 380%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Conservative Ltd. from July 7, 2025 through September 30, 2025. See Note 1(h).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025* 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.42 $11.17 $9.50 $9.54 $11.89 $11.27
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.26 0.26 0.24 0.19 0.17
Net realized and unrealized gains (losses) —
c
0.56 1.69 0.36 (2.01) 0.88
Total from investment operations ........ 0.12 0.82 1.95 0.60 (1.82) 1.05
Less distributions from:
Net investment income .............. (0.23) (0.38) (0.28) (0.22) (0.18) (0.19)
Net realized gains ................. (0.13) (0.19) — (0.42) (0.35) (0.24)
Total distributions ................... (0.36) (0.57) (0.28) (0.64) (0.53) (0.43)
Net asset value, end of period .......... $11.18 $11.42 $11.17 $9.50 $9.54 $11.89
Total return
d
....................... 1.03% 7.79% 20.80% 6.31% (15.98)% 9.45%
Ratios to average net assets
e
Expenses
f
......................... 0.67%
g
0.71%
g
0.75% 0.78% 0.73% 0.72%
Net investment income ............... 2.04% 2.35% 2.52% 2.43% 1.75% 1.46%
Supplemental data
Net assets, end of period (000’s) ........ $122,875 $104,958 $85,693 $72,630 $132,583 $219,011
Portfolio turnover rate ................ 95% 243% 372% 456% 361% 380%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Conservative Ltd. from July 7, 2025 through September 30, 2025. See Note 1(h).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited), March 31, 2026
Putnam Dynamic Asset Allocation Conservative Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 53.0%
Aerospace & Defense 1.5%
a
AeroVironment, Inc. ................................. United States 28 $ 5,125
Airbus SE ......................................... France 6,263 1,184,164
a
Astronics Corp. ..................................... United States 939 62,659
a
Boeing Co. (The) ................................... United States 853 169,773
Curtiss-Wright Corp. ................................. United States 289 196,844
a
Firefly Aerospace, Inc. ................................ United States 1,839 52,356
General Dynamics Corp. .............................. United States 1,788 613,677
General Electric Co. ................................. United States 7,586 2,152,679
a
Kratos Defense & Security Solutions, Inc. ................. United States 195 13,749
Leonardo DRS, Inc. ................................. United States 4,229 188,275
Leonardo SpA ...................................... Italy 1,038 70,604
Lockheed Martin Corp. ............................... United States 4,310 2,604,921
Melrose Industries plc ................................ United Kingdom 28,728 194,667
Moog, Inc., A ....................................... United States 70 20,485
Northrop Grumman Corp. ............................. United States 2,037 1,389,723
RTX Corp. ........................................ United States 7,474 1,441,735
Safran SA ......................................... France 2,089 683,582
Thales SA ......................................... France 1,376 403,505
TransDigm Group, Inc. ............................... United States 413 478,650
a
V2X, Inc. .......................................... United States 496 33,976
11,961,149
Air Freight & Logistics 0.2%
Expeditors International of Washington, Inc. ............... United States 1,374 196,798
FedEx Corp. ....................................... United States 4,650 1,656,237
Hub Group, Inc., A ................................... United States 999 36,004
United Parcel Service, Inc., B .......................... United States 1,982 194,989
2,084,028
Automobile Components 0.0%
†
a
Adient plc ......................................... United States 1,517 30,659
Aisin Corp. ........................................ Japan 19,900 280,353
BorgWarner, Inc. .................................... United States 3,803 206,351
Dana, Inc. ......................................... United States 3,021 101,657
a
Gentherm, Inc. ..................................... United States 532 14,779
Sumitomo Electric Industries Ltd. ....................... Japan 1,700 96,594
Visteon Corp. ...................................... United States 866 78,901
809,294
Automobiles 1.1%
Ford Motor Co. ..................................... United States 16,209 187,052
General Motors Co. .................................. United States 25,721 1,916,215
Subaru Corp. ...................................... Japan 5,900 95,057
a
Tesla, Inc. ......................................... United States 16,243 6,038,335
Toyota Motor Corp. .................................. Japan 5,300 110,173
8,346,832
Banks 3.1%
AIB Group plc ...................................... Ireland 37,559 400,947
Amalgamated Financial Corp. .......................... United States 996 38,715
Ameris Bancorp .................................... United States 207 16,144
Associated Banc-Corp. ............................... United States 599 15,490
a
Axos Financial, Inc. .................................. United States 1,019 86,707
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 20,626 445,513
Banco de Sabadell SA ............................... Spain 28,590 102,418
Banco Santander SA ................................. Spain 79,282 888,808
Bank Hapoalim BM .................................. Israel 16,754 393,468
Bank Leumi Le-Israel BM ............................. Israel 24,064 538,140

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Bank of America Corp. ............................... United States 43,822 $ 2,136,322
Bank of Hawaii Corp. ................................ United States 578 42,917
Bank of NT Butterfield & Son Ltd. (The) ................... United States 931 48,859
Banner Corp. ...................................... United States 245 14,867
Barclays plc ....................................... United Kingdom 112,593 589,254
BNP Paribas SA .................................... France 7,032 669,894
BOC Hong Kong Holdings Ltd. ......................... China 13,000 71,721
CaixaBank SA ...................................... Spain 4,741 56,834
Cathay General Bancorp .............................. United States 1,680 83,765
Central Pacific Financial Corp. ......................... United States 901 28,796
Citigroup, Inc. ...................................... United States 52,662 5,972,397
Citizens Financial Group, Inc. .......................... United States 3,211 192,564
Credit Agricole SA ................................... France 6,073 113,348
a
Customers Bancorp, Inc. .............................. United States 1,165 80,863
Danske Bank A/S ................................... Denmark 6,901 340,099
Enterprise Financial Services Corp. ...................... United States 787 42,585
Erste Group Bank AG ................................ Austria 6,892 744,510
Financial Institutions, Inc. ............................. United States 513 16,267
First Bancorp ...................................... United States 3,934 84,030
First Financial Corp. ................................. United States 255 16,116
First Horizon Corp. .................................. United States 9,004 204,931
First Merchants Corp. ................................ United States 185 7,165
Flushing Financial Corp. .............................. United States 1,703 26,158
Hancock Whitney Corp. ............................... United States 1,093 69,504
Hanmi Financial Corp. ................................ United States 964 25,411
Heritage Commerce Corp. ............................. United States 1,413 17,634
Hilltop Holdings, Inc. ................................. United States 1,709 61,216
Hope Bancorp, Inc. .................................. United States 2,046 22,854
HSBC Holdings plc .................................. United Kingdom 68,942 1,132,207
Independent Bank Corp. .............................. United States 601 20,013
Intesa Sanpaolo SpA ................................. Italy 50,959 308,194
JPMorgan Chase & Co. ............................... United States 3,672 1,080,156
Lloyds Banking Group plc ............................. United Kingdom 507,230 628,679
Mercantile Bank Corp. ................................ United States 307 15,504
Metropolitan Bank Holding Corp. ........................ United States 214 17,824
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 63,400 1,073,611
National Bank Holdings Corp., A ........................ United States 1,469 57,526
National Bank of Greece SA ........................... Greece 32,097 495,831
NatWest Group plc .................................. United Kingdom 73,818 546,840
Northrim BanCorp, Inc. ............................... United States 679 15,536
Northwest Bancshares, Inc. ............................ United States 1,216 15,431
a
NU Holdings Ltd., A .................................. Brazil 6,754 97,055
OFG Bancorp ...................................... United States 1,086 43,940
Origin Bancorp, Inc. ................................. United States 416 17,247
PNC Financial Services Group, Inc. (The) ................. United States 6,021 1,252,910
Popular, Inc. ....................................... United States 1,506 202,060
Preferred Bank ..................................... United States 191 17,322
Shore Bancshares, Inc. ............................... United States 856 15,990
Simmons First National Corp., A ........................ United States 1,896 36,877
SmartFinancial, Inc. ................................. United States 213 8,324
Southern Missouri Bancorp, Inc. ........................ United States 265 16,944
Sumitomo Mitsui Financial Group, Inc. .................... Japan 18,100 595,134
a
Third Coast Bancshares, Inc. .......................... United States 365 13,808
Towne Bank ....................................... United States 426 14,343
Trustmark Corp. .................................... United States 1,443 60,808
UniCredit SpA ...................................... Italy 7,744 555,584
United Community Banks, Inc. ......................... United States 513 16,154
Univest Financial Corp. ............................... United States 587 20,111

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
US Bancorp ....................................... United States 4,042 $ 210,224
Valley National Bancorp .............................. United States 1,383 16,983
WaFd, Inc. ........................................ United States 481 15,103
Wells Fargo & Co. ................................... United States 2,798 222,749
Westamerica BanCorp ............................... United States 343 17,887
WSFS Financial Corp. ................................ United States 269 17,609
Zions Bancorp NA ................................... United States 3,534 203,629
23,803,378
Beverages 0.8%
a
Boston Beer Co., Inc. (The), A .......................... United States 849 195,610
Carlsberg A/S, B .................................... Denmark 4,698 583,653
Coca-Cola Co. (The) ................................. United States 26,224 1,994,335
Coca-Cola Consolidated, Inc. .......................... United States 964 184,837
Coca-Cola Europacific Partners plc ...................... United Kingdom 3,081 279,354
Coca-Cola HBC AG ................................. Italy 5,371 302,544
a
Monster Beverage Corp. .............................. United States 14,420 1,044,873
PepsiCo, Inc. ...................................... United States 6,917 1,074,141
5,659,347
Biotechnology 1.2%
AbbVie, Inc. ....................................... United States 9,713 2,112,480
a
ACADIA Pharmaceuticals, Inc. ......................... United States 3,430 76,352
a
ADMA Biologics, Inc. ................................. United States 922 8,307
a
Alkermes plc ....................................... United States 2,996 105,939
a
Alnylam Pharmaceuticals, Inc. .......................... United States 614 203,154
Amgen, Inc. ....................................... United States 533 187,536
a
Amicus Therapeutics, Inc. ............................. United States 1,139 16,470
a
AnaptysBio, Inc. .................................... United States 1,315 72,930
a
Arrowhead Pharmaceuticals, Inc. ....................... United States 2,002 125,525
a
Atrium Therapeutics, Inc. .............................. United States 21 281
a
BioCryst Pharmaceuticals, Inc. ......................... United States 10,030 95,486
a
Capricor Therapeutics, Inc. ............................ United States 670 20,368
a
Corvus Pharmaceuticals, Inc. .......................... United States 917 13,416
a
Enanta Pharmaceuticals, Inc. .......................... United States 1,319 16,659
a
Exelixis, Inc. ....................................... United States 19,629 841,888
a
Genmab A/S ....................................... Denmark 202 54,403
a
ImmunityBio, Inc. ................................... United States 10,859 83,289
a
Incyte Corp. ....................................... United States 13,054 1,228,642
a
Inhibrx Biosciences, Inc. .............................. United States 976 65,616
a
Insmed, Inc. ....................................... United States 1,405 229,746
a
Ironwood Pharmaceuticals, Inc., A ....................... United States 11,279 39,589
a
Kodiak Sciences, Inc. ................................ United States 629 23,977
a
Mineralys Therapeutics, Inc. ........................... United States 1,800 48,762
a
Monte Rosa Therapeutics, Inc. ......................... United States 3,718 61,161
a
Natera, Inc. ........................................ United States 1,045 208,990
a
Neurocrine Biosciences, Inc. ........................... United States 2,759 363,471
a
Olema Pharmaceuticals, Inc. ........................... United States 953 14,209
a
Praxis Precision Medicines, Inc. ........................ United States 52 16,754
a
Precigen, Inc. ...................................... United States 15,156 58,654
a
Protagonist Therapeutics, Inc. .......................... United States 1,095 115,413
a
PTC Therapeutics, Inc. ............................... United States 224 15,261
a
Puma Biotechnology, Inc. ............................. United States 3,181 20,327
Regeneron Pharmaceuticals, Inc. ....................... United States 4,229 3,267,495
a
Rhythm Pharmaceuticals, Inc. .......................... United States 931 80,969
a
Rigel Pharmaceuticals, Inc. ............................ United States 541 14,629
a
Stoke Therapeutics, Inc. .............................. United States 2,249 73,227
a
Tango Therapeutics, Inc. .............................. United States 2,073 43,367

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Travere Therapeutics, Inc. ............................. United States 2,541 $ 75,493
a
Vertex Pharmaceuticals, Inc. ........................... United States 434 193,798
a
Zymeworks, Inc. .................................... United States 1,041 26,067
10,320,100
Broadline Retail 1.7%
Alibaba Group Holding Ltd. ............................ China 21,600 338,569
a
Amazon.com, Inc. ................................... United States 61,371 12,781,738
eBay, Inc. ......................................... United States 2,117 192,689
a
Etsy, Inc. .......................................... United States 3,589 179,378
Next plc .......................................... United Kingdom 624 105,424
Prosus NV ........................................ China 10,801 500,039
14,097,837
Building Products 0.4%
Allegion plc ........................................ United States 1,309 190,185
Apogee Enterprises, Inc. .............................. United States 443 14,858
Cie de Saint-Gobain SA .............................. France 5,677 470,024
a
Gibraltar Industries, Inc. .............................. United States 371 14,792
a
Janus International Group, Inc. ......................... United States 2,759 14,209
Johnson Controls International plc ....................... United States 4,113 538,597
a
Modine Manufacturing Co. ............................ United States 76 16,470
a
Resideo Technologies, Inc. ............................ United States 650 21,912
Trane Technologies plc ............................... United States 2,783 1,159,787
UFP Industries, Inc. .................................. United States 999 92,028
2,532,862
Capital Markets 1.9%
3i Group plc ....................................... United Kingdom 9,363 305,150
Affiliated Managers Group, Inc. ......................... United States 690 190,923
Ameriprise Financial, Inc. ............................. United States 413 183,537
Bank of New York Mellon Corp. (The) .................... United States 1,825 216,500
BlackRock, Inc. ..................................... United States 713 685,699
Charles Schwab Corp. (The) ........................... United States 14,971 1,406,975
CME Group, Inc. .................................... United States 4,141 1,223,044
Deutsche Bank AG .................................. Germany 10,856 323,075
b
Euronext NV, 144A, Reg S ............................ Netherlands 2,952 474,038
Goldman Sachs Group, Inc. (The) ....................... United States 4,638 3,923,702
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 1,600 80,717
Interactive Brokers Group, Inc., A ....................... United States 2,952 197,991
Invesco Ltd. ....................................... United States 8,320 202,093
Janus Henderson Group plc ........................... United States 4,023 206,662
Japan Exchange Group, Inc. ........................... Japan 17,700 206,700
Morgan Stanley ..................................... United States 1,272 209,333
Nasdaq, Inc. ....................................... United States 5,503 467,150
Nomura Holdings, Inc. ................................ Japan 52,000 409,450
Northern Trust Corp. ................................. United States 1,493 208,378
Raymond James Financial, Inc. ......................... United States 572 82,820
SBI Holdings, Inc. ................................... Japan 11,700 216,641
State Street Corp. ................................... United States 21,554 2,727,874
Stifel Financial Corp. ................................. United States 2,692 198,993
a
StoneX Group, Inc. .................................. United States 1,336 107,748
UBS Group AG ..................................... Switzerland 18,629 726,408
Virtu Financial, Inc., A ................................ United States 4,803 211,236
Virtus Investment Partners, Inc. ......................... United States 224 30,094
15,422,931

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals 0.9%
Air Liquide SA ...................................... France 1,530 $ 316,249
Asahi Kasei Corp. ................................... Japan 5,100 49,901
Avient Corp. ....................................... United States 629 22,833
a
Axalta Coating Systems Ltd. ........................... United States 6,798 188,305
Balchem Corp. ..................................... United States 416 70,504
Cabot Corp. ....................................... United States 247 18,602
CF Industries Holdings, Inc. ........................... United States 11,380 1,477,579
Corteva, Inc. ....................................... United States 15,326 1,282,939
DuPont de Nemours, Inc. ............................. United States 2,379 108,958
Eastman Chemical Co. ............................... United States 4,351 332,068
Ecolab, Inc. ........................................ United States 734 195,259
a
Ingevity Corp. ...................................... United States 308 21,939
Innospec, Inc. ...................................... United States 428 31,253
a
Intrepid Potash, Inc. ................................. United States 599 25,619
Linde plc .......................................... United States 1,588 787,267
Mativ Holdings, Inc. .................................. United States 1,706 14,842
Minerals Technologies, Inc. ............................ United States 991 70,282
NewMarket Corp. ................................... United States 308 197,413
NOF Corp. ........................................ Japan 7,100 141,729
a
Perimeter Solutions, Inc. .............................. United States 3,427 83,687
PPG Industries, Inc. ................................. United States 5,341 570,846
a
Rayonier Advanced Materials, Inc. ....................... United States 2,427 26,867
Sherwin-Williams Co. (The) ............................ United States 2,248 720,596
Solstice Advanced Materials, Inc. ....................... United States 4,369 332,743
7,088,280
Commercial Services & Supplies 0.0%
†
Brink's Co. (The) .................................... United States 853 88,396
a
Cimpress plc ....................................... Ireland 216 15,768
a
CoreCivic, Inc. ..................................... United States 823 15,563
HNI Corp. ......................................... United States 359 11,987
a
OPENLANE, Inc. ................................... United States 598 17,432
Republic Services, Inc., A ............................. United States 853 186,824
Veralto Corp. ....................................... United States 1,956 172,950
508,920
Communications Equipment 0.6%
a
Arista Networks, Inc. ................................. United States 12,649 1,553,044
a
BK Technologies Corp. ............................... United States 219 16,344
a
Calix, Inc. ......................................... United States 937 45,904
a
Ciena Corp. ....................................... United States 2,387 926,705
Cisco Systems, Inc. ................................. United States 32,290 2,505,381
a
Extreme Networks, Inc. ............................... United States 6,046 91,174
a
NETGEAR, Inc. ..................................... United States 2,416 52,765
a
NetScout Systems, Inc. ............................... United States 640 20,346
Telefonaktiebolaget LM Ericsson, B ...................... Sweden 19,573 223,137
Ubiquiti, Inc. ....................................... United States 263 207,846
a
Viavi Solutions, Inc. .................................. United States 1,089 36,242
a
Vistance Networks, Inc. ............................... United States 792 14,414
5,693,302
Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA ............ Spain 4,226 515,383
Argan, Inc. ........................................ United States 239 130,171
Comfort Systems USA, Inc. ............................ United States 154 212,364
a
Dycom Industries, Inc. ................................ United States 60 20,329
a
NWPX Infrastructure, Inc. ............................. United States 203 15,806
Primoris Services Corp. ............................... United States 818 117,007

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction & Engineering (continued)
a
Sterling Infrastructure, Inc. ............................ United States 345 $ 140,508
Tutor Perini Corp. ................................... United States 1,291 99,652
Vinci SA .......................................... France 4,431 665,090
1,916,310
Construction Materials 0.4%
CRH plc, (GBP Traded) ............................... United States 3,808 398,395
CRH plc, (USD Traded) ............................... United States 9,192 966,263
Holcim AG ........................................ United States 5,718 472,661
Vulcan Materials Co. ................................. United States 2,796 761,351
2,598,670
Consumer Finance 0.3%
Ally Financial, Inc. ................................... United States 5,173 202,937
American Express Co. ............................... United States 654 197,822
Bread Financial Holdings, Inc. .......................... United States 1,276 95,560
Capital One Financial Corp. ........................... United States 11,380 2,076,053
a
Enova International, Inc. .............................. United States 551 74,842
a
LendingClub Corp. .................................. United States 5,921 84,789
PROG Holdings, Inc. ................................. United States 1,532 43,953
Synchrony Financial ................................. United States 2,954 200,931
2,976,887
Consumer Staples Distribution & Retail 1.0%
Andersons, Inc. (The) ................................ United States 302 21,678
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 5,012 493,281
Costco Wholesale Corp. .............................. United States 2,115 2,107,449
Dollar General Corp. ................................. United States 1,964 233,186
a
Dollar Tree, Inc. .................................... United States 1,884 206,317
Koninklijke Ahold Delhaize NV .......................... Netherlands 9,914 461,687
Kroger Co. (The) .................................... United States 10,532 762,096
a
Maplebear, Inc. ..................................... United States 7,970 298,556
Target Corp. ....................................... United States 1,630 197,556
Tesco plc ......................................... United Kingdom 46,402 291,638
a
United Natural Foods, Inc. ............................. United States 579 26,090
Walmart, Inc. ...................................... United States 15,297 1,901,111
7,000,645
Containers & Packaging 0.1%
Avery Dennison Corp. ................................ United States 1,099 189,775
Ball Corp. ......................................... United States 9,457 559,003
Crown Holdings, Inc. ................................. United States 1,862 186,665
Greif, Inc., A ....................................... United States 245 16,432
a
O-I Glass, Inc. ...................................... United States 1,233 12,959
964,834
Distributors 0.0%
†
a
GigaCloud Technology, Inc., A .......................... United States 525 23,824
Gold.com, Inc. ..................................... United States 490 19,639
43,463
Diversified Consumer Services 0.0%
†
ADT, Inc. .......................................... United States 30,067 197,540
a
Coursera, Inc. ...................................... United States 12,660 73,681
a
Frontdoor, Inc. ..................................... United States 245 12,951
a
Laureate Education, Inc. .............................. United States 2,849 99,259
Perdoceo Education Corp. ............................ United States 510 18,977

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Consumer Services (continued)
a
Udemy, Inc. ........................................ United States 7,115 $ 32,871
435,279
Diversified REITs 0.0%
†
American Assets Trust, Inc. ............................ United States 879 16,182
Broadstone Net Lease, Inc. ............................ United States 897 16,388
32,570
Diversified Telecommunication Services 0.6%
AT&T, Inc. ......................................... United States 94,897 2,751,064
a
Bandwidth, Inc., A ................................... United States 1,291 23,006
Comcast Corp., A ................................... United States 17,112 491,286
Deutsche Telekom AG ................................ Germany 21,904 817,529
IDT Corp., B ....................................... United States 601 29,509
a
Lumen Technologies, Inc. ............................. United States 2,297 15,964
Telstra Group Ltd. ................................... Australia 85,174 314,429
Verizon Communications, Inc. .......................... United States 3,853 193,421
4,636,208
Electric Utilities 1.1%
American Electric Power Co., Inc. ....................... United States 1,494 195,834
Constellation Energy Corp. ............................ United States 2,662 743,364
Duke Energy Corp. .................................. United States 1,487 194,708
Edison International ................................. United States 3,567 261,033
Enel SpA ......................................... Italy 52,850 577,800
Eversource Energy .................................. United States 2,646 183,315
Exelon Corp. ....................................... United States 3,990 195,590
a
Hawaiian Electric Industries, Inc. ........................ United States 521 7,732
Iberdrola SA ....................................... Spain 31,925 730,896
Kansai Electric Power Co., Inc. (The) .................... Japan 25,500 423,965
NextEra Energy, Inc. ................................. United States 19,883 1,846,733
NRG Energy, Inc. ................................... United States 5,552 811,369
a
Oklo, Inc., A ....................................... United States 250 12,397
PG&E Corp. ....................................... United States 12,756 224,123
Portland General Electric Co. .......................... United States 726 38,311
PPL Corp. ......................................... United States 19,334 738,559
Southern Co. (The) .................................. United States 2,161 208,580
TXNM Energy, Inc. .................................. United States 250 14,615
Xcel Energy, Inc. .................................... United States 2,387 189,623
7,598,547
Electrical Equipment 1.2%
ABB Ltd. .......................................... Switzerland 15,638 1,271,494
Allient, Inc. ........................................ United States 671 39,649
AMETEK, Inc. ...................................... United States 901 193,138
a
Bloom Energy Corp., A ............................... United States 1,640 222,204
EnerSys .......................................... United States 644 111,876
Fujikura Ltd. ....................................... Japan 1,800 49,504
GE Vernova, Inc. .................................... United States 4,258 3,716,808
Mitsubishi Electric Corp. .............................. Japan 18,400 601,810
a
Nextpower, Inc., A ................................... United States 1,141 137,548
a
Nidec Corp. ....................................... Japan 19,100 242,536
a
Power Solutions International, Inc. ....................... United States 600 36,528
Prysmian SpA ...................................... Italy 2,087 246,456
Rockwell Automation, Inc. ............................. United States 519 186,259
Schneider Electric SE ................................ United States 1,818 495,190
Vertiv Holdings Co., A ................................ United States 5,864 1,469,401

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
a
Vicor Corp. ........................................ United States 315 $ 50,715
9,071,116
Electronic Equipment, Instruments & Components 0.0%
†
Advanced Energy Industries, Inc. ....................... United States 441 142,315
a
Arlo Technologies, Inc. ............................... United States 2,780 39,559
a
Daktronics, Inc. ..................................... United States 368 7,194
a
Fabrinet .......................................... Thailand 45 23,468
a
Insight Enterprises, Inc. ............................... United States 196 13,134
a
Itron, Inc. ......................................... United States 962 86,224
a
Kimball Electronics, Inc. .............................. United States 670 15,872
a
nLight, Inc. ........................................ United States 1,279 72,929
a
Ouster, Inc. ........................................ United States 2,749 50,499
a
Sanmina Corp. ..................................... United States 178 23,076
a
ScanSource, Inc. ................................... United States 425 15,427
a
TTM Technologies, Inc. ............................... United States 1,326 129,179
618,876
Energy Equipment & Services 0.3%
Baker Hughes Co., A ................................. United States 3,292 200,977
a
Forum Energy Technologies, Inc. ........................ United States 1,204 70,627
Halliburton Co. ..................................... United States 5,784 225,518
Kodiak Gas Services, Inc. ............................. United States 422 24,611
Liberty Energy, Inc., A ................................ United States 928 26,726
a
National Energy Services Reunited Corp. ................. United States 1,961 42,103
a
Oceaneering International, Inc. ......................... United States 2,642 93,712
a
Oil States International, Inc. ........................... United States 6,044 70,352
Patterson-UTI Energy, Inc. ............................ United States 2,575 27,887
a
ProPetro Holding Corp. ............................... United States 1,261 18,171
SLB Ltd. .......................................... United States 2,099 107,868
TechnipFMC plc .................................... United Kingdom 25,091 1,734,541
a
Transocean Ltd. .................................... United States 17,246 114,341
Weatherford International plc ........................... United States 2,169 205,144
2,962,578
Entertainment 0.9%
Cinemark Holdings, Inc. .............................. United States 1,012 28,862
a
Live Nation Entertainment, Inc. ......................... United States 4,373 666,926
a
Netflix, Inc. ........................................ United States 37,404 3,596,395
Nexon Co. Ltd. ..................................... Japan 3,400 64,045
Nintendo Co. Ltd. ................................... Japan 6,000 342,514
a
ROBLOX Corp., A ................................... United States 3,101 175,393
a
Spotify Technology SA ................................ United States 3,064 1,485,764
Universal Music Group NV ............................ Netherlands 18,577 360,595
Walt Disney Co. (The) ................................ United States 1,939 186,881
6,907,375
Financial Services 1.4%
Apollo Global Management, Inc. ........................ United States 5,984 666,737
Banco Latinoamericano de Comercio Exterior SA, E ......... Panama 578 29,524
a
Berkshire Hathaway, Inc., B ............................ United States 947 453,802
Corebridge Financial, Inc. ............................. United States 7,768 185,344
Equitable Holdings, Inc. ............................... United States 20,144 747,544
Essent Group Ltd. ................................... United States 259 15,136
a
Fiserv, Inc. ........................................ United States 1,549 86,434
Investor AB, B ...................................... Sweden 17,207 651,710
Jackson Financial, Inc., A ............................. United States 1,044 110,372
Mastercard, Inc., A .................................. United States 11,837 5,914,475

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
MGIC Investment Corp. ............................... United States 7,290 $ 191,362
a
NMI Holdings, Inc., A ................................. United States 1,294 48,538
Pagseguro Digital Ltd., A .............................. Brazil 8,278 82,945
a
Payoneer Global, Inc. ................................ United States 3,296 15,920
PayPal Holdings, Inc. ................................ United States 4,192 189,604
PennyMac Financial Services, Inc. ...................... United States 367 32,076
a
StoneCo Ltd., A ..................................... Brazil 4,349 61,408
Visa, Inc., A ........................................ United States 5,519 1,668,063
11,150,994
Food Products 0.2%
Ajinomoto Co., Inc. .................................. Japan 4,500 127,221
Archer-Daniels-Midland Co. ........................... United States 3,047 221,486
Associated British Foods plc ........................... United Kingdom 10,375 259,711
Calavo Growers, Inc. ................................. United States 614 15,835
Cal-Maine Foods, Inc. ................................ United States 928 73,451
Dole plc .......................................... United States 3,141 44,885
Indofood CBP Sukses Makmur Tbk. PT ................... Indonesia 289,400 125,199
Ingredion, Inc. ...................................... United States 1,668 187,917
Mondelez International, Inc., A .......................... United States 3,311 190,846
Nestle SA ......................................... United States 1,486 145,763
a
Seneca Foods Corp., A ............................... United States 199 30,073
a
Simply Good Foods Co. (The) .......................... United States 512 7,347
Tyson Foods, Inc., A ................................. United States 1,575 100,910
b
WH Group Ltd., 144A, Reg S .......................... Hong Kong 412,500 542,205
2,072,849
Gas Utilities 0.1%
National Fuel Gas Co. ................................ United States 2,348 220,618
New Jersey Resources Corp. .......................... United States 1,646 90,398
Northwest Natural Holding Co. ......................... United States 337 17,935
Spire, Inc. ......................................... United States 200 18,108
Tokyo Gas Co. Ltd. .................................. Japan 4,100 193,094
540,153
Ground Transportation 0.2%
Canadian National Railway Co. ......................... Canada 2,666 274,400
Canadian Pacific Kansas City Ltd. ....................... Canada 6,682 525,606
CSX Corp. ........................................ United States 4,930 202,376
JB Hunt Transport Services, Inc. ........................ United States 1,168 247,499
a
Lyft, Inc., A ........................................ United States 14,864 197,691
Norfolk Southern Corp. ............................... United States 647 185,689
a
Uber Technologies, Inc. ............................... United States 2,621 188,529
Union Pacific Corp. .................................. United States 776 188,273
2,010,063
Health Care Equipment & Supplies 0.7%
Abbott Laboratories .................................. United States 1,797 184,498
a
AtriCure, Inc. ....................................... United States 527 15,035
a
Avanos Medical, Inc. ................................. United States 1,215 17,022
a
Axogen, Inc. ....................................... United States 1,602 53,074
Becton Dickinson & Co. ............................... United States 4,771 750,144
BioMerieux ........................................ France 539 57,583
a
Boston Scientific Corp. ............................... United States 18,448 1,157,612
a
Dexcom, Inc. ....................................... United States 3,278 205,858
a
Edwards Lifesciences Corp. ........................... United States 2,326 186,266
a
Glaukos Corp. ...................................... United States 518 55,768
a
Haemonetics Corp. .................................. United States 239 13,470

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Hologic, Inc. ....................................... United States 2,568 $ 194,115
Hoya Corp. ........................................ Japan 7,900 1,369,547
a
IDEXX Laboratories, Inc. .............................. United States 1,201 674,830
a
Insulet Corp. ....................................... United States 830 174,167
a
Intuitive Surgical, Inc. ................................ United States 2,027 934,427
a
Lantheus Holdings, Inc. ............................... United States 1,277 96,860
a
LivaNova plc ....................................... United States 981 62,352
Medtronic plc ...................................... United States 2,167 187,771
a
Novocure Ltd. ...................................... United States 6,265 68,289
Olympus Corp. ..................................... Japan 17,300 164,823
Stryker Corp. ...................................... United States 545 179,082
a
Varex Imaging Corp. ................................. United States 1,370 14,536
6,817,129
Health Care Providers & Services 0.4%
a
AMN Healthcare Services, Inc. ......................... United States 2,709 49,683
Cardinal Health, Inc. ................................. United States 927 195,884
a
Castle Biosciences, Inc. .............................. United States 2,076 50,966
Cencora, Inc. ...................................... United States 586 184,086
Cigna Group (The) .................................. United States 704 187,792
a
Cross Country Healthcare, Inc. ......................... United States 782 7,351
CVS Health Corp. ................................... United States 2,527 181,489
Fresenius SE & Co. KGaA ............................. Germany 752 39,026
a
GeneDx Holdings Corp., A ............................. United States 173 11,110
a
Guardant Health, Inc. ................................ United States 1,301 120,173
HCA Healthcare, Inc. ................................. United States 370 175,099
a
HealthEquity, Inc. ................................... United States 196 16,380
a
Hims & Hers Health, Inc. .............................. United States 655 13,598
McKesson Corp. .................................... United States 2,144 1,855,332
a
Omada Health, Inc. .................................. United States 1,011 12,708
Select Medical Holdings Corp. .......................... United States 992 16,160
a
Tenet Healthcare Corp. ............................... United States 832 157,007
UnitedHealth Group, Inc. .............................. United States 3,705 1,002,536
Universal Health Services, Inc., B ....................... United States 958 171,453
4,447,833
Health Care REITs 0.0%
†
American Healthcare REIT, Inc. ......................... United States 333 15,704
CareTrust REIT, Inc. ................................. United States 3,081 112,919
LTC Properties, Inc. ................................. United States 424 15,756
National Health Investors, Inc. .......................... United States 211 17,061
Omega Healthcare Investors, Inc. ....................... United States 4,130 180,977
Sabra Health Care REIT, Inc. .......................... United States 853 16,403
358,820
Health Care Technology 0.2%
a
Doximity, Inc., A .................................... United States 7,772 181,088
HealthStream, Inc. .................................. United States 718 14,870
a
Phreesia, Inc. ...................................... United States 4,518 37,861
a
Teladoc Health, Inc. ................................. United States 13,731 74,834
a
Veeva Systems, Inc., A ............................... United States 9,570 1,681,066
a
Waystar Holding Corp. ............................... United States 620 14,948
2,004,667
Hotel & Resort REITs 0.0%
†
Apple Hospitality REIT, Inc. ............................ United States 1,234 14,203
DiamondRock Hospitality Co. .......................... United States 1,802 16,885
Ryman Hospitality Properties, Inc. ....................... United States 721 66,527

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotel & Resort REITs (continued)
Xenia Hotels & Resorts, Inc. ........................... United States 1,072 $ 15,898
113,513
Hotels, Restaurants & Leisure 0.9%
a
Airbnb, Inc., A ...................................... United States 18,806 2,374,822
Aristocrat Leisure Ltd. ................................ Australia 10,699 340,070
Booking Holdings, Inc. ............................... United States 97 408,401
Brightstar Lottery plc ................................. United States 4,442 56,591
a
Brinker International, Inc. ............................. United States 721 102,937
Compass Group plc ................................. United Kingdom 22,173 618,647
a
DoorDash, Inc., A ................................... United States 1,100 165,165
Galaxy Entertainment Group Ltd. ....................... Macau 9,000 40,679
Golden Entertainment, Inc. ............................ United States 583 15,560
Hilton Worldwide Holdings, Inc. ......................... United States 5,314 1,615,881
InterContinental Hotels Group plc ....................... United States 996 131,347
Las Vegas Sands Corp. ............................... United States 5,905 318,161
a
Life Time Group Holdings, Inc. ......................... United States 536 14,440
Monarch Casino & Resort, Inc. ......................... United States 184 17,590
Red Rock Resorts, Inc., A ............................. United States 281 14,994
Starbucks Corp. .................................... United States 6,354 569,255
a
Viking Holdings Ltd. ................................. United States 2,857 209,932
7,014,472
Household Durables 0.4%
Garmin Ltd. ........................................ United States 978 226,906
a
Hovnanian Enterprises, Inc., A .......................... United States 159 17,635
KB Home ......................................... United States 269 13,921
a
M/I Homes, Inc. ..................................... United States 532 65,143
PulteGroup, Inc. .................................... United States 11,218 1,319,349
a
Sonos, Inc. ........................................ United States 6,058 81,177
Sony Group Corp. ................................... Japan 28,600 596,102
a
Taylor Morrison Home Corp., A ......................... United States 1,459 84,972
Toll Brothers, Inc. ................................... United States 1,333 181,915
a
Tri Pointe Homes, Inc. ................................ United States 2,091 97,712
2,684,832
Household Products 0.7%
Colgate-Palmolive Co. ............................... United States 25,833 2,201,747
Procter & Gamble Co. (The) ........................... United States 14,577 2,105,502
Reckitt Benckiser Group plc ........................... United Kingdom 5,677 381,723
Unilever Indonesia Tbk. PT ............................ Indonesia 1,215,300 131,615
4,820,587
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The) .................................... United States 13,946 196,499
RWE AG .......................................... Germany 9,548 642,378
Vistra Corp. ........................................ United States 1,223 183,854
1,022,731
Industrial Conglomerates 0.4%
3M Co. ........................................... United States 1,283 186,330
CK Hutchison Holdings Ltd. ............................ United Kingdom 10,500 80,598
Hitachi Ltd. ........................................ Japan 18,700 548,574
Honeywell International, Inc. ........................... United States 7,703 1,741,109
Jardine Matheson Holdings Ltd. ........................ Indonesia 7,100 510,371
Sekisui Chemical Co. Ltd. ............................. Japan 6,600 110,805
Siemens AG ....................................... Germany 1,255 305,761

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates (continued)
Smiths Group plc ................................... United Kingdom 4,539 $ 138,513
3,622,061
Industrial REITs 0.1%
LXP Industrial Trust .................................. United States 323 14,942
Prologis, Inc. ....................................... United States 6,547 865,382
880,324
Insurance 1.1%
Aflac, Inc. ......................................... United States 1,757 192,760
AIA Group Ltd. ..................................... Hong Kong 45,600 506,676
Allianz SE ......................................... Germany 1,578 666,419
Allstate Corp. (The) .................................. United States 5,776 1,197,596
American International Group, Inc. ...................... United States 12,337 928,359
AXA SA ........................................... France 1,234 56,704
Axis Capital Holdings Ltd. ............................. United States 5,084 515,568
a
Brighthouse Financial, Inc. ............................ United States 3,327 199,221
Chubb Ltd. ........................................ United States 649 211,529
CNO Financial Group, Inc. ............................ United States 1,963 80,601
Daiichi Life Group, Inc. ............................... Japan 4,900 45,188
Everest Group Ltd. .................................. United States 583 190,554
Fidelis Insurance Holdings Ltd. ......................... United Kingdom 937 17,906
a
Genworth Financial, Inc., A ............................ United States 10,144 82,369
Globe Life, Inc. ..................................... United States 3,360 467,611
Hamilton Insurance Group Ltd., B ....................... United States 2,878 85,851
Hanover Insurance Group, Inc. (The) ..................... United States 1,090 188,951
a
Heritage Insurance Holdings, Inc. ....................... United States 2,455 64,444
Horace Mann Educators Corp. ......................... United States 364 15,536
MetLife, Inc. ....................................... United States 11,272 797,156
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 575 363,136
NN Group NV ...................................... Netherlands 7,132 556,980
Primerica, Inc. ...................................... United States 747 187,109
Progressive Corp. (The) .............................. United States 940 186,346
Prudential Financial, Inc. .............................. United States 2,027 198,018
Prudential plc ...................................... Hong Kong 21,552 299,640
QBE Insurance Group Ltd. ............................ Australia 24,065 355,121
Reinsurance Group of America, Inc. ..................... United States 944 192,727
RenaissanceRe Holdings Ltd. .......................... United States 719 213,708
a
SiriusPoint Ltd. ..................................... United States 1,945 41,895
Talanx AG ......................................... Germany 1,797 222,984
Travelers Cos., Inc. (The) ............................. United States 710 207,093
Unipol Assicurazioni SpA .............................. Italy 4,481 104,095
Universal Insurance Holdings, Inc. ....................... United States 835 28,524
Unum Group ....................................... United States 2,541 185,569
9,853,944
Interactive Media & Services 3.3%
Alphabet, Inc., A .................................... United States 42,376 12,185,643
Alphabet, Inc., C .................................... United States 15,494 4,444,609
a
Cargurus, Inc., A .................................... United States 2,098 71,437
a
EverQuote, Inc., A ................................... United States 2,349 36,222
a
fuboTV, Inc., A ...................................... United States 1,363 12,894
a
Grindr, Inc. ........................................ Singapore 1,293 15,633
LY Corp. .......................................... Japan 87,200 210,251
Meta Platforms, Inc., A ............................... United States 16,035 9,174,105
a
Nextdoor Holdings, Inc. ............................... United States 9,869 13,817
26,164,611

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services 0.2%
Accenture plc, A .................................... United States 4,954 $ 982,329
a
Fastly, Inc., A ...................................... United States 677 19,674
Fujitsu Ltd. ........................................ Japan 2,500 51,127
a
GoDaddy, Inc., A .................................... United States 2,096 173,276
NEC Corp. ........................................ Japan 8,900 221,459
a
Snowflake, Inc., A ................................... United States 4,020 606,296
VeriSign, Inc. ...................................... United States 798 198,191
2,252,352
Leisure Products 0.2%
Bandai Namco Holdings, Inc. .......................... Japan 16,000 394,726
Hasbro, Inc. ....................................... United States 2,404 225,014
Polaris, Inc. ........................................ United States 1,382 75,319
695,059
Life Sciences Tools & Services 0.3%
a
10X Genomics, Inc., A ................................ United States 4,024 85,430
a
CryoPort, Inc. ...................................... United States 976 8,081
Lonza Group AG .................................... Switzerland 838 537,592
a
Medpace Holdings, Inc. ............................... United States 418 200,719
Mesa Laboratories, Inc. ............................... United States 603 53,317
Thermo Fisher Scientific, Inc. .......................... United States 2,686 1,320,250
a
Waters Corp. ...................................... United States 636 189,401
2,394,790
Machinery 0.9%
Alamo Group, Inc. ................................... United States 89 14,682
Albany International Corp., A ........................... United States 334 17,438
Allison Transmission Holdings, Inc. ...................... United States 1,685 197,246
Atmus Filtration Technologies, Inc. ...................... United States 1,765 100,199
a
Blue Bird Corp. ..................................... United States 1,614 91,659
Caterpillar, Inc. ..................................... United States 5,439 3,853,314
a
Chart Industries, Inc. ................................. United States 111 22,949
Cummins, Inc. ...................................... United States 457 245,875
Deere & Co. ....................................... United States 334 188,142
Ebara Corp. ....................................... Japan 6,800 192,495
ESCO Technologies, Inc. .............................. United States 106 29,825
FANUC Corp. ...................................... Japan 700 24,400
Federal Signal Corp. ................................. United States 135 14,599
Franklin Electric Co., Inc. ............................. United States 160 14,747
GEA Group AG ..................................... Germany 3,199 229,425
Graco, Inc. ........................................ United States 2,282 193,171
Hyster-Yale, Inc. .................................... United States 451 14,662
Illinois Tool Works, Inc. ............................... United States 355 92,403
Ingersoll Rand, Inc. .................................. United States 8,732 699,608
Kennametal, Inc. .................................... United States 546 19,727
Komatsu Ltd. ...................................... Japan 4,100 163,264
Lincoln Electric Holdings, Inc. .......................... United States 841 209,476
a
Microvast Holdings, Inc. .............................. United States 7,367 11,051
Minebea Mitsumi, Inc. ................................ Japan 15,000 249,076
Mueller Water Products, Inc., A ......................... United States 679 18,666
Otis Worldwide Corp. ................................ United States 10,115 779,664
PACCAR, Inc. ...................................... United States 1,635 188,842
Parker-Hannifin Corp. ................................ United States 206 184,419
Pentair plc ........................................ United States 2,136 186,067
a
Proto Labs, Inc. ..................................... United States 478 27,256
Schindler Holding AG ................................ Switzerland 872 287,231
a
SPX Technologies, Inc. ............................... United States 76 15,195

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Tennant Co. ....................................... United States 243 $ 16,135
Terex Corp. ........................................ United States 266 15,721
Watts Water Technologies, Inc., A ....................... United States 397 115,245
Worthington Enterprises, Inc. .......................... United States 321 16,737
Yangzijiang Shipbuilding Holdings Ltd. .................... China 131,400 390,309
9,130,920
Marine Transportation 0.0%
†
Matson, Inc. ....................................... United States 659 108,036
SITC International Holdings Co. Ltd. ..................... China 46,000 201,412
309,448
Media 0.1%
a
Charter Communications, Inc., A ........................ United States 1,454 313,890
a
Ibotta, Inc., A ....................................... United States 723 21,668
Informa plc ........................................ United Kingdom 8,169 82,047
a
Magnite, Inc. ....................................... United States 829 9,849
New York Times Co. (The), A ........................... United States 2,449 205,055
a
PubMatic, Inc., A .................................... United States 2,898 23,706
656,215
Metals & Mining 0.7%
a
Alpha Metallurgical Resources, Inc. ...................... United States 87 17,858
ArcelorMittal SA .................................... Luxembourg 2,501 129,706
BHP Group Ltd., (AUD Traded) ......................... Australia 39,314 1,422,480
BHP Group Ltd., (GBP Traded) ......................... Australia 1,495 54,187
a
Boliden AB ........................................ Sweden 2,138 112,078
a
Century Aluminum Co. ............................... United States 287 16,844
a
Coeur Mining, Inc. ................................... United States 3,230 60,627
Commercial Metals Co. ............................... United States 276 16,955
a
Constellium SE, A ................................... United States 3,745 92,052
Fortescue Ltd. ...................................... Australia 35,102 501,594
Freeport-McMoRan, Inc. .............................. United States 24,798 1,457,626
Glencore plc ....................................... Australia 148,168 1,122,206
Hecla Mining Co. ................................... United States 6,785 126,405
Norsk Hydro ASA ................................... Norway 11,583 123,456
Rio Tinto plc ....................................... Australia 5,557 515,544
SunCoke Energy, Inc. ................................ United States 2,622 17,069
5,786,687
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Chimera Investment Corp. ............................. United States 1,276 16,014
Ladder Capital Corp., A ............................... United States 1,498 14,635
MFA Financial, Inc. .................................. United States 1,709 16,372
Rithm Capital Corp. .................................. United States 20,408 193,468
240,489
Multi-Utilities 0.1%
Ameren Corp. ...................................... United States 1,852 203,572
Avista Corp. ....................................... United States 1,601 64,264
Black Hills Corp. .................................... United States 1,146 79,544
CMS Energy Corp. .................................. United States 2,553 198,062
Consolidated Edison, Inc. ............................. United States 1,755 198,631
DTE Energy Co. .................................... United States 1,312 191,841
Engie SA ......................................... France 13,386 431,397
Northwestern Energy Group, Inc. ....................... United States 245 16,155
Public Service Enterprise Group, Inc. .................... United States 2,449 198,247

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Multi-Utilities (continued)
WEC Energy Group, Inc. .............................. United States 1,760 $ 203,755
1,785,468
Office REITs 0.1%
COPT Defense Properties ............................. United States 528 16,157
Empire State Realty Trust, Inc., A ....................... United States 2,867 14,908
Vornado Realty Trust ................................. United States 15,144 393,593
424,658
Oil, Gas & Consumable Fuels 2.5%
Antero Midstream Corp. .............................. United States 8,574 195,487
BP plc ............................................ United States 61,169 478,758
California Resources Corp. ............................ United States 339 23,466
Cheniere Energy, Inc. ................................ United States 8,169 2,318,035
Chevron Corp. ..................................... United States 1,231 254,694
ConocoPhillips ..................................... United States 8,644 1,141,008
Coterra Energy, Inc. ................................. United States 6,346 222,998
Delek US Holdings, Inc. .............................. United States 378 17,036
Devon Energy Corp. ................................. United States 4,427 222,767
DHT Holdings, Inc. .................................. United States 1,219 22,271
Dorian LPG Ltd. .................................... United States 606 20,725
ENEOS Holdings, Inc. ................................ Japan 41,400 373,020
Eni SpA .......................................... Italy 5,146 146,320
Equinor ASA ....................................... Norway 14,289 608,774
Exxon Mobil Corp. ................................... United States 16,648 2,824,500
Galp Energia SGPS SA, B ............................ Portugal 23,186 555,944
a
Gulfport Energy Corp. ................................ United States 81 17,137
HF Sinclair Corp. ................................... United States 3,914 244,194
Inpex Corp. ........................................ Japan 21,500 635,959
Kinder Morgan, Inc. .................................. United States 6,452 216,336
Marathon Petroleum Corp. ............................ United States 1,095 267,377
Murphy Oil Corp. .................................... United States 1,360 56,100
a
Par Pacific Holdings, Inc. ............................. United States 320 20,045
Peabody Energy Corp. ............................... United States 2,776 91,469
Repsol SA ......................................... Spain 6,345 178,602
Scorpio Tankers, Inc. ................................. Monaco 1,268 94,669
Shell plc, (EUR Traded) ............................... United States 32,040 1,498,226
Shell plc, (GBP Traded) ............................... United States 1,323 61,275
Teekay Corp. Ltd. ................................... United States 4,658 56,874
Teekay Tankers Ltd., A ............................... Canada 1,190 87,251
TotalEnergies SE ................................... France 10,998 1,009,332
Valero Energy Corp. ................................. United States 5,529 1,366,105
Williams Cos., Inc. (The) .............................. United States 3,235 235,443
World Kinect Corp. .................................. United States 643 14,834
15,577,031
Paper & Forest Products 0.0%
†
Sylvamo Corp. ..................................... United States 354 14,953
Passenger Airlines 0.5%
Delta Air Lines, Inc. .................................. United States 3,337 221,844
International Consolidated Airlines Group SA ............... United Kingdom 71,819 340,875
a
Joby Aviation, Inc. ................................... United States 5,330 44,026
Qantas Airways Ltd. ................................. Australia 58,158 341,635
Ryanair Holdings plc ................................. Italy 12,880 362,596
Ryanair Holdings plc, ADR ............................ Italy 3,748 216,635
a
SkyWest, Inc. ...................................... United States 1,037 95,228
Southwest Airlines Co. ............................... United States 29,883 1,122,704

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Passenger Airlines (continued)
a
Sun Country Airlines Holdings, Inc. ...................... United States 1,649 $ 27,241
a
United Airlines Holdings, Inc. ........................... United States 2,002 184,324
2,957,108
Personal Care Products 0.1%
Unilever plc ........................................ United Kingdom 7,989 438,591
Pharmaceuticals 2.7%
a
Arvinas, Inc. ....................................... United States 5,901 62,551
AstraZeneca plc, (GBP Traded) ......................... United Kingdom 5,603 1,095,611
AstraZeneca plc, (USD Traded) ......................... United Kingdom 5,538 1,092,204
Bristol-Myers Squibb Co. .............................. United States 18,778 1,138,886
Chugai Pharmaceutical Co. Ltd. ........................ Japan 13,300 733,475
a
Corcept Therapeutics, Inc. ............................ United States 5,440 219,286
Daiichi Sankyo Co. Ltd. ............................... Japan 19,400 347,079
Eli Lilly & Co. ...................................... United States 6,391 5,878,250
Galderma Group AG ................................. Switzerland 4,250 835,269
GSK plc .......................................... United States 20,432 562,809
Ipsen SA .......................................... France 1,472 275,093
Johnson & Johnson ................................. United States 820 200,441
a
Maze Therapeutics, Inc. .............................. United States 1,629 48,626
Merck & Co., Inc. ................................... United States 28,065 3,375,939
Novartis AG ....................................... United States 11,308 1,735,715
Novo Nordisk A/S, ADR ............................... Denmark 12,418 456,362
Novo Nordisk A/S, B ................................. Denmark 12,741 466,250
Otsuka Holdings Co. Ltd. ............................. Japan 4,100 290,981
Pfizer, Inc. ......................................... United States 7,281 204,450
Roche Holding AG .................................. United States 2,484 991,342
Sanofi SA ......................................... United States 13,179 1,272,694
a
Supernus Pharmaceuticals, Inc. ........................ United States 1,505 77,793
21,361,106
Professional Services 0.2%
Automatic Data Processing, Inc. ........................ United States 1,090 221,466
Broadridge Financial Solutions, Inc. ...................... United States 1,000 162,480
a
IBEX Holdings Ltd. .................................. United States 620 16,628
Korn Ferry ........................................ United States 651 40,980
a
Legalzoom.com, Inc. ................................. United States 6,932 39,304
Leidos Holdings, Inc. ................................. United States 1,107 172,161
Maximus, Inc. ...................................... United States 209 13,397
a
Paylocity Holding Corp. ............................... United States 1,639 177,078
Recruit Holdings Co. Ltd. ............................. Japan 7,500 326,775
a
Upwork, Inc. ....................................... United States 6,840 74,966
Verisk Analytics, Inc., A ............................... United States 880 166,980
1,412,215
Real Estate Management & Development 0.1%
a
CBRE Group, Inc., A ................................. United States 6,000 812,760
a
Cushman & Wakefield Ltd. ............................ United States 13,102 160,631
a
Jones Lang LaSalle, Inc. .............................. United States 658 200,243
Kennedy-Wilson Holdings, Inc. ......................... United States 1,624 17,572
1,191,206
Residential REITs 0.1%
Invitation Homes, Inc. ................................ United States 40,371 1,003,219
Mid-America Apartment Communities, Inc. ................ United States 1,421 173,533

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Residential REITs (continued)
Sun Communities, Inc. ............................... United States 1,441 $ 181,508
1,358,260
Retail REITs 0.2%
Alexander's, Inc. .................................... United States 64 15,117
Brixmor Property Group, Inc. ........................... United States 6,550 188,640
CBL & Associates Properties, Inc. ....................... United States 604 23,212
Kite Realty Group Trust ............................... United States 719 17,651
Simon Property Group, Inc. ............................ United States 7,158 1,335,182
SITE Centers Corp. .................................. United States 5,881 31,757
Tanger, Inc. ........................................ United States 475 16,140
Urban Edge Properties ............................... United States 742 14,825
1,642,524
Semiconductors & Semiconductor Equipment 6.4%
a
Advanced Micro Devices, Inc. .......................... United States 5,642 1,147,752
Advantest Corp. .................................... Japan 1,000 138,007
a
Ambarella, Inc. ..................................... United States 1,625 83,647
Applied Materials, Inc. ................................ United States 824 281,635
ASML Holding NV ................................... Netherlands 1,882 2,502,602
Broadcom, Inc. ..................................... United States 25,920 8,022,499
a
CEVA, Inc. ........................................ United States 357 6,669
a
Cirrus Logic, Inc. .................................... United States 1,530 221,269
a
Credo Technology Group Holding Ltd. .................... United States 1,480 138,928
a
FormFactor, Inc. .................................... United States 186 18,040
a
Impinj, Inc. ........................................ United States 491 50,426
Infineon Technologies AG ............................. Germany 12,434 564,083
a
Kioxia Holdings Corp. ................................ Japan 4,400 574,640
KLA Corp. ......................................... United States 147 216,444
Kulicke & Soffa Industries, Inc. ......................... Singapore 235 15,444
Lam Research Corp. ................................. United States 22,737 4,857,987
Marvell Technology, Inc. .............................. United States 8,524 844,302
a
MaxLinear, Inc., A ................................... United States 1,083 18,833
Micron Technology, Inc. ............................... United States 639 215,880
a
Navitas Semiconductor Corp., A ........................ United States 1,773 15,549
NVIDIA Corp. ...................................... United States 148,560 25,908,864
QUALCOMM, Inc. ................................... United States 20,176 2,598,265
a
Rambus, Inc. ...................................... United States 1,226 105,473
a
Rigetti Computing, Inc. ............................... United States 454 6,374
SCREEN Holdings Co. Ltd. ............................ Japan 3,800 226,391
a
Semtech Corp. ..................................... United States 201 15,455
a
Silicon Laboratories, Inc. .............................. United States 75 15,611
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 8,000 462,676
49,273,745
Software 3.1%
a
ACI Worldwide, Inc. .................................. United States 732 30,019
a
Adobe, Inc. ........................................ United States 9,999 2,430,557
a
Alarm.com Holdings, Inc. ............................. United States 313 13,518
a
Appian Corp., A ..................................... United States 552 13,309
a
Arteris, Inc. ........................................ United States 3,333 54,795
a
Atlassian Corp., A ................................... United States 2,355 160,729
a
Autodesk, Inc. ...................................... United States 4,911 1,175,693
a
Blend Labs, Inc., A .................................. United States 17,412 29,600
a
Cadence Design Systems, Inc. ......................... United States 4,173 1,159,552
a
Cerence, Inc. ...................................... United States 2,205 13,914
a
Commvault Systems, Inc. ............................. United States 551 42,917
a
Crowdstrike Holdings, Inc., A ........................... United States 432 168,657

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Daily Journal Corp. .................................. United States 29 $ 13,988
a
DocuSign, Inc., A ................................... United States 4,044 191,726
a
Dropbox, Inc., A .................................... United States 7,533 171,150
a
Fortinet, Inc. ....................................... United States 1,271 103,866
InterDigital, Inc. ..................................... United States 334 100,868
Intuit, Inc. ......................................... United States 409 176,843
a
LiveRamp Holdings, Inc. .............................. United States 2,068 54,843
a
Manhattan Associates, Inc. ............................ United States 1,291 171,858
Microsoft Corp. ..................................... United States 41,948 15,527,891
a
Nice Ltd. .......................................... Israel 2,852 314,885
OneSpan, Inc. ...................................... United States 1,419 14,942
Oracle Corp. ....................................... United States 3,439 505,911
Oracle Corp. Japan .................................. Japan 1,200 65,079
a
PagerDuty, Inc. ..................................... United States 7,673 47,649
a
Palantir Technologies, Inc., A ........................... United States 3,968 580,439
Pegasystems, Inc. ................................... United States 4,169 177,433
a
Q2 Holdings, Inc. ................................... United States 367 17,359
a
Rapid7, Inc. ....................................... United States 3,770 20,773
RingCentral, Inc., A .................................. United States 4,687 174,310
a
Rubrik, Inc., A ...................................... United States 3,445 168,702
Salesforce, Inc. ..................................... United States 974 181,817
SAP SE .......................................... Germany 3,043 518,779
a
SEMrush Holdings, Inc., A ............................. United States 1,362 16,262
a
ServiceNow, Inc. .................................... United States 7,933 829,395
a
Teradata Corp. ..................................... United States 6,522 167,159
a
Weave Communications, Inc. .......................... United States 3,122 14,424
a
Workday, Inc., A .................................... United States 1,303 169,286
a
Workiva, Inc., A ..................................... United States 247 14,729
a
Zoom Communications, Inc., A ......................... United States 2,541 204,271
26,009,897
Specialized REITs 0.3%
American Tower Corp. ................................ United States 7,927 1,368,042
EPR Properties ..................................... United States 3,473 173,511
Farmland Partners, Inc. ............................... United States 1,434 16,104
Outfront Media, Inc. ................................. United States 3,517 93,201
Public Storage ..................................... United States 640 173,363
VICI Properties, Inc., A ............................... United States 20,245 553,093
2,377,314
Specialty Retail 0.2%
a
Abercrombie & Fitch Co., A ............................ United States 1,070 97,766
American Eagle Outfitters, Inc. ......................... United States 1,339 22,361
a
AutoZone, Inc. ..................................... United States 54 182,400
Avolta AG ......................................... Switzerland 1,138 68,230
Buckle, Inc. (The) ................................... United States 302 15,209
a
Chewy, Inc., A ...................................... United States 7,744 209,088
Fast Retailing Co. Ltd. ................................ Japan 400 158,043
Home Depot, Inc. (The) ............................... United States 524 172,338
a
O'Reilly Automotive, Inc. .............................. United States 2,053 189,512
Ross Stores, Inc. ................................... United States 1,214 262,989
a
Sally Beauty Holdings, Inc. ............................ United States 1,469 20,346
TJX Cos., Inc. (The) ................................. United States 2,828 451,632
a
Ulta Beauty, Inc. .................................... United States 305 159,427
a
Urban Outfitters, Inc. ................................. United States 356 22,553
a
Victoria's Secret & Co. ............................... United States 1,635 75,799
2,107,693

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc. ........................................ United States 86,509 $ 21,955,119
a
Everpure, Inc., A .................................... United States 3,233 190,876
a
IonQ, Inc. ......................................... United States 2,503 72,161
a
Sandisk Corp. ...................................... United States 424 269,384
Seagate Technology Holdings plc ....................... United States 2,453 960,987
23,448,527
Textiles, Apparel & Luxury Goods 0.0%
†
Asics Corp. ........................................ Japan 6,800 182,819
Carter's, Inc. ....................................... United States 1,839 65,763
G-III Apparel Group Ltd. .............................. United States 728 20,166
Hermes International SCA ............................. France 120 227,322
LVMH Moet Hennessy Louis Vuitton SE .................. France 55 30,066
Pandora A/S ....................................... Denmark 2,065 147,594
Tapestry, Inc. ...................................... United States 1,486 209,689
883,419
Tobacco 0.7%
British American Tobacco plc ........................... United Kingdom 13,836 803,302
Imperial Brands plc .................................. United Kingdom 12,478 505,956
Philip Morris International, Inc. ......................... United States 21,680 3,584,571
4,893,829
Trading Companies & Distributors 0.3%
AerCap Holdings NV ................................. Ireland 1,800 246,924
Bunzl plc .......................................... United Kingdom 1,576 47,446
McGrath RentCorp .................................. United States 167 18,417
Mitsubishi Corp. .................................... Japan 4,300 147,516
Mitsui & Co. Ltd. .................................... Japan 19,100 738,266
a
NPK International, Inc. ............................... United States 1,156 16,750
Sunbelt Rentals Holdings, Inc. .......................... United States 4,693 299,373
United Rentals, Inc. .................................. United States 903 657,890
2,172,582
Transportation Infrastructure 0.0%
†
b
Aena SME SA, 144A, Reg S ........................... Spain 4,398 129,729
Water Utilities 0.0%
†
American States Water Co. ............................ United States 215 16,258
California Water Service Group ......................... United States 341 15,461
31,719
Wireless Telecommunication Services 0.3%
KDDI Corp. ........................................ Japan 36,500 621,476
T-Mobile US, Inc. ................................... United States 4,552 956,057
Vodafone Group plc ................................. United Kingdom 294,031 443,502
2,021,035
Total Common Stocks (Cost $290,635,714) ...................................
424,649,770
Management Investment Companies 0.1%
Capital Markets 0.1%
iShares Russell 1000 Value ETF ........................ United States 2,723 581,823
Total Management Investment Companies (Cost $591,602) .....................
581,823

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 0.0%
†
Aerospace & Defense 0.0%
†
Boeing Co. (The), 6% ................................ United States 1,022 $ 66,307
Financial Services 0.0%
†
Apollo Global Management, Inc., 6.75% .................. United States 747 43,670
Software 0.0%
†
Oracle Corp., D, 6.5% ................................ United States 1,573 70,801
Total Convertible Preferred Stocks (Cost $166,678) ............................
180,778
Preferred Stocks 0.1%
Technology Hardware, Storage & Peripherals 0.1%
c
Samsung Electronics Co. Ltd., 1.05% .................... South Korea 4,360 351,955
Total Preferred Stocks (Cost $149,266) .......................................
351,955
Rights
Rights 0.0%
†
Biotechnology 0.0%
†
a,d
Akero Therapeutics, Inc., CVR, 6/30/31 ................... United States 1,346 875
a,d
Blueprint Medicines Corp., CVR, 12/31/28 ................. United States 388 178
a,d
Icosavax, Inc., CVR, 2/19/31 ........................... United Kingdom 687 207
a,d,e
Pfizer, Inc., CVR, 3/31/32 ............................. United States 416 2,038
a,d
Sage Therapeutics, Inc., CVR, 12/31/30 .................. United States 4,187 754
4,052
Total Rights (Cost $4,059) ..................................................
4,052
Principal
Amount
*
Convertible Bonds 0.0%
†
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 40,000 59,160
Energy Equipment & Services 0.0%
†
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 40,000 36,440
Food Products 0.0%
†
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 52,000 56,394
Oil, Gas & Consumable Fuels 0.0%
†
b
Crescent Energy Co. , Senior Note , 144A, 2.75% , 3/15/31 ..... United States 75,000 86,287
Software 0.0%
†
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 76,000 75,858
Technology Hardware, Storage & Peripherals 0.0%
†
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 15,000 71,264
Total Convertible Bonds (Cost $373,382) .....................................
385,403
Corporate Bonds 17.0%
Aerospace & Defense 0.7%
ATI, Inc. ,
Senior Bond, 5.125%, 10/01/31 ....................... United States 15,000 14,834
Senior Note, 5.875%, 12/01/27 ....................... United States 120,000 120,058
Senior Note, 4.875%, 10/01/29 ....................... United States 25,000 24,686
Senior Note, 7.25%, 8/15/30 ......................... United States 75,000 77,824

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
b
Axon Enterprise, Inc. ,
Senior Note, 144A, 6.125%, 3/15/30 ................... United States 55,000 $ 56,048
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 60,000 61,295
b
BAE Systems plc ,
Senior Bond, 144A, 5.3%, 3/26/34 ..................... United Kingdom 305,000 312,497
Senior Note, 144A, 5.125%, 3/26/29 ................... United Kingdom 250,000 255,175
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 41,000 38,597
Senior Bond, 6.125%, 2/15/33 ........................ United States 75,000 79,778
Senior Bond, 6.875%, 3/15/39 ........................ United States 43,000 47,273
Senior Bond, 5.875%, 2/15/40 ........................ United States 45,000 45,234
Senior Bond, 3.375%, 6/15/46 ........................ United States 85,000 58,789
Senior Note, 2.7%, 2/01/27 .......................... United States 153,000 150,893
Senior Note, 6.259%, 5/01/27 ........................ United States 79,000 80,386
Senior Note, 6.298%, 5/01/29 ........................ United States 815,000 855,846
b
Bombardier, Inc. ,
Senior Bond, 144A, 7.45%, 5/01/34 .................... Canada 150,000 162,400
Senior Note, 144A, 8.75%, 11/15/30 ................... Canada 60,000 63,888
Senior Note, 144A, 7%, 6/01/32 ...................... Canada 5,000 5,195
Senior Note, 144A, 6.75%, 6/15/33 .................... Canada 50,000 51,698
b
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 200,000 199,261
b
Honeywell Aerospace, Inc. , Senior Note , 144A, 4.3% , 3/16/31 .. United States 210,000 207,799
Howmet Aerospace, Inc. ,
Senior Note, 3%, 1/15/29 ........................... United States 413,000 398,524
Senior Note, 4.85%, 10/15/31 ........................ United States 106,000 107,250
RTX Corp. ,
Senior Bond, 4.125%, 11/16/28 ....................... United States 253,000 251,996
Senior Bond, 5.15%, 2/27/33 ......................... United States 54,000 55,096
Senior Bond, 4.875%, 10/15/40 ....................... United States 119,000 113,360
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 420,000 420,413
b
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 60,000 61,518
Senior Secured Note, 144A, 7.125%, 12/01/31 ........... United States 15,000 15,501
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 5,000 5,106
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 185,000 185,102
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 25,000 25,296
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 385,000 390,334
4,998,950
Automobile Components 0.1%
b
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 115,000 119,360
b
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 60,000 60,518
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 85,000 75,967
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 200,000 195,391
b,f
IHO Verwaltungs GmbH ,
Senior Secured Note, 144A, PIK, 7.75%, 11/15/30 ......... Germany 200,000 203,454
Senior Secured Note, 144A, PIK, 8%, 11/15/32 ........... Germany 200,000 205,050
859,740
Automobiles 0.1%
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 17,000 17,846
Senior Note, 144A, 4.875%, 11/01/27 .................. United States 200,000 200,911

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobiles (continued)
b
Hyundai Capital America, (continued)
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 380,000 $ 396,803
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 98,000 99,816
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 55,000 54,782
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 48,000 49,001
b
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 200,000 205,949
1,025,108
Banks 2.8%
b
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 4.988%
to 12/02/27, FRN thereafter , 12/03/28 ................... Netherlands 300,000 302,355
b,g
Australia & New Zealand Banking Group Ltd. , Junior Sub. Bond ,
144A, 6.75% to 6/14/26, FRN thereafter , Perpetual ......... Australia 200,000 200,914
Banco Santander SA ,
Senior Non-Preferred Bond, 4.379%, 4/12/28 ............ Spain 200,000 199,376
Sub. Bond, 3.225% to 8/21/31, FRN thereafter, 11/22/32 .... Spain 1,400,000 1,257,185
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 450,000 416,063
Senior Note, 1.734% to 7/21/26, FRN thereafter, 7/22/27 .... United States 1,690,000 1,675,962
h
Sub. Bond, FRN, 4.696%, (3-month SOFR + 1.022%), 9/15/26 United States 65,000 65,116
Sub. Bond, 6.11%, 1/29/37 .......................... United States 722,000 757,609
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 1,133,000 1,050,025
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 245,000 244,237
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 200,000 202,109
b
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 200,000 197,323
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 200,000 203,530
b
BNP Paribas SA , Sub. Bond , 144A, 4.375% , 5/12/26 ......... France 200,000 199,937
b
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 200,000 200,369
Senior Non-Preferred Note, 144A, 5.673% to 3/14/29, FRN
thereafter, 3/15/30 ................................. Spain 200,000 205,533
Citigroup, Inc. ,
Senior Bond, 3.887% to 1/09/27, FRN thereafter, 1/10/28 ... United States 321,000 319,498
Senior Bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28 ... United States 1,408,000 1,393,321
Senior Note, 4.503% to 9/10/30, FRN thereafter, 9/11/31 .... United States 320,000 316,439
Sub. Bond, 4.45%, 9/29/27 .......................... United States 402,000 402,105
Sub. Bond, 4.75%, 5/18/46 .......................... United States 168,000 141,635
b
Commonwealth Bank of Australia , Senior Bond , 144A, 3.15% ,
9/19/27 ......................................... Australia 564,000 556,734
b
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 400,000 398,457
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 580,000 594,809
Huntington Bancshares, Inc. , Sub. Bond , 2.487% to 8/14/31, FRN
thereafter , 8/15/36 ................................. United States 385,000 330,706
b
Intesa Sanpaolo SpA , Senior Preferred Bond , 144A, 3.875% ,
1/12/28 ......................................... Italy 400,000 395,913
JPMorgan Chase & Co. ,
h
W, Junior Sub. Bond, FRN, 4.914%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 179,000 157,701
Senior Note, 6.07% to 10/21/26, FRN thereafter, 10/22/27 ... United States 305,000 307,935
Sub. Bond, 3.625%, 12/01/27 ........................ United States 1,887,000 1,866,393
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 790,000 818,306

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.159% to
4/23/30, FRN thereafter , 4/24/31 ...................... Japan 335,000 $ 339,885
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 5.373% to 7/20/35, FRN thereafter, 7/21/36 ... United States 24,000 24,115
Sub. Bond, 4.626% to 6/05/32, FRN thereafter, 6/06/33 ..... United States 648,000 630,781
Toronto-Dominion Bank (The) , Sub. Bond , 3.625% to 9/14/26,
FRN thereafter , 9/15/31 ............................. Canada 494,000 491,198
h
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 390,000 386,887
Truist Financial Corp. , Senior Note , 5.435% to 1/23/29, FRN
thereafter , 1/24/30 ................................. United States 150,000 153,556
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 593,000 512,892
Wells Fargo & Co. ,
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 .... United States 2,203,000 2,023,375
Senior Note, 5.574% to 7/24/28, FRN thereafter, 7/25/29 .... United States 155,000 158,578
Westpac Banking Corp. , Sub. Bond , 2.963% , 11/16/40 .......
Australia 116,000 86,272
20,185,134
Biotechnology 0.2%
AbbVie, Inc. ,
Senior Note, 4.8%, 3/15/29 .......................... United States 230,000 233,727
Senior Note, 4.125%, 3/15/31 ........................ United States 105,000 103,499
Amgen, Inc. ,
Senior Bond, 4.663%, 6/15/51 ........................ United States 302,000 253,542
Senior Note, 5.15%, 3/02/28 ......................... United States 320,000 324,831
b
Genmab A/S / Genmab Finance LLC , Senior Secured Note ,
144A, 6.25% , 12/15/32 .............................. Denmark 280,000 287,268
b
Grifols SA , Senior Note , Reg S, 3.875% , 10/15/28 ........... Spain 215,000 EUR 243,435
1,446,302
Broadline Retail 0.1%
Amazon.com, Inc. ,
Senior Note, 4.1%, 11/20/30 ......................... United States 80,000 79,096
Senior Note, 4.25%, 3/13/31 ......................... United States 160,000 158,857
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 35,000 37,035
b
Match Group Holdings II LLC , Senior Note , 144A, 4.625% ,
6/01/28 ......................................... United States 189,000 184,892
b
Wayfair LLC ,
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 75,000 76,609
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 185,000 192,753
Senior Secured Note, 144A, 6.75%, 11/15/32 ............ United States 335,000 337,811
1,067,053
Building Products 0.0%
†
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 10,000 9,924
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 40,000 39,905
Johnson Controls International plc , Senior Bond , 4.95% , 7/02/64
United States 264,000 223,124
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 75,000 71,878
b
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 230,000 233,393
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 70,000 72,238

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products (continued)
b
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5%, 8/15/32 ..................... United States 90,000 $ 90,126
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 85,000 84,126
b
Standard Industries, Inc. ,
Senior Bond, 144A, 4.375%, 7/15/30 ................... United States 70,000 66,022
Senior Bond, 144A, 3.375%, 1/15/31 ................... United States 40,000 35,880
926,616
Capital Markets 1.1%
Ares Capital Corp. ,
Senior Note, 2.15%, 7/15/26 ......................... United States 199,000 197,369
Senior Note, 7%, 1/15/27 ........................... United States 110,000 111,513
Senior Note, 2.875%, 6/15/27 ........................ United States 212,000 206,456
b
Aretec Group, Inc. , Senior Secured Note , 144A, 10% , 8/15/30 .. United States 21,000 22,332
b
Blackstone Holdings Finance Co. LLC , Senior Bond , 144A, 1.6% ,
3/30/31 ......................................... United States 134,000 115,197
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 88,000 85,825
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 ... United States 1,677,000 1,667,758
Senior Note, 4.153% to 10/20/28, FRN thereafter, 10/21/29 .. United States 368,000 364,610
Intercontinental Exchange, Inc. ,
Senior Bond, 1.85%, 9/15/32 ......................... United States 149,000 125,808
Senior Note, 4%, 9/15/27 ........................... United States 98,000 97,684
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note, 144A, 6.125%, 11/01/32 ........... United States 195,000 193,002
Senior Secured Note, 144A, 6.75%, 5/01/33 ............. United States 430,000 436,570
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 170,000 169,472
b
KKR Group Finance Co. III LLC , Senior Bond , 144A, 5.125% ,
6/01/44 ......................................... United States 163,000 144,032
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 166,000 174,017
Senior Note, 5.2%, 3/15/30 .......................... United States 172,000 173,346
Moody's Corp. ,
Senior Bond, 2%, 8/19/31 ........................... United States 463,000 407,914
Senior Bond, 5%, 8/05/34 ........................... United States 51,000 51,003
Morgan Stanley ,
Senior Bond, 3.772% to 1/23/28, FRN thereafter, 1/24/29 ... United States 1,758,000 1,734,922
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 305,000 308,442
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 104,000 104,967
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 70,000 68,843
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .... United States 145,000 144,055
Sub. Bond, 3.95%, 4/23/27 .......................... United States 398,000 395,715
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 292,000 276,139
Nasdaq, Inc. ,
Senior Bond, 5.55%, 2/15/34 ......................... United States 30,000 30,872
Senior Note, 5.35%, 6/28/28 ......................... United States 69,000 70,443
S&P Global, Inc. ,
Senior Bond, 2.5%, 12/01/29 ......................... United States 51,000 47,907
Senior Bond, 1.25%, 8/15/30 ......................... United States 93,000 81,117
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 175,000 176,982
b
UBS Group AG , Senior Bond , 144A, 3.869% to 1/11/28, FRN
thereafter , 1/12/29 ................................. Switzerland 311,000 307,503
8,491,815

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 0.1%
b
ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding
Corp. , Senior Secured Note , 144A, 9.75% , 3/01/33 ......... United States 135,000 $ 130,095
b
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 30,000 30,235
Celanese US Holdings LLC , Senior Note , 1.4% , 8/05/26 ......
United States 145,000 143,015
CF Industries, Inc. , Senior Bond , 4.95% , 6/01/43 ............
United States 110,000 98,244
b
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 150,000 146,142
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 70,000 45,133
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 285,000 293,578
b
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ................... United States 65,000 64,729
Senior Secured Note, 144A, 4.875%, 5/01/28 ............ United States 80,000 79,135
b
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 160,000 157,925
1,188,231
Commercial Services & Supplies 0.4%
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 122,000 121,348
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 80,000 81,302
b
GFL Environmental, Inc. , Senior Note , 144A, 6.75% , 1/15/31 ... United States 25,000 25,902
b
Madison IAQ LLC , Senior Secured Note , 144A, 4.125% , 6/30/28 United States 40,000 39,092
b
Neptune Bidco US, Inc. ,
Senior Secured Note, 144A, 9.29%, 4/15/29 ............. United States 20,000 20,072
Senior Secured Note, 144A, 9.5%, 2/15/33 .............. United States 330,000 320,591
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 576,000 588,635
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 370,000 374,815
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 30,000 31,215
Waste Connections, Inc. ,
Senior Bond, 3.5%, 5/01/29 .......................... United States 240,000 235,665
Senior Bond, 3.2%, 6/01/32 .......................... United States 38,000 35,125
Senior Bond, 5%, 3/01/34 ........................... United States 55,000 55,384
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 147,000 149,538
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 125,000 126,719
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 30,000 30,911
2,236,314
Communications Equipment 0.1%
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 78,000 70,361
Senior Bond, 5.55%, 8/15/35 ......................... United States 271,000 277,167
Senior Note, 4.85%, 8/15/30 ......................... United States 91,000 91,678
b
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 205,000 202,839
642,045
Construction & Engineering 0.0%
†
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 35,000 35,889
Consumer Finance 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.65%, 7/21/27 ......................... Ireland 450,000 445,308
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 596,000 541,506
Ally Financial, Inc. ,
Senior Bond, 8%, 11/01/31 .......................... United States 297,000 329,846

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
Ally Financial, Inc., (continued)
Senior Note, 4.75%, 6/09/27 ......................... United States 207,000 $ 207,446
Senior Note, 2.2%, 11/02/28 ......................... United States 172,000 162,010
American Express Co. ,
Senior Bond, 5.667% to 4/24/35, FRN thereafter, 4/25/36 ... United States 326,000 337,074
Senior Note, 5.098% to 2/15/27, FRN thereafter, 2/16/28 .... United States 170,000 170,948
b
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 343,000 351,555
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 155,000 153,999
Capital One Financial Corp. ,
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 95,000 93,303
Sub. Bond, 2.359% to 7/28/31, FRN thereafter, 7/29/32 ..... United States 926,000 798,621
b
Encore Capital Group, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/30 ......................................... United States 300,000 317,385
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 530,000 540,848
b
Gabx Leasing LLC , Senior Note , 144A, 4.625% , 4/15/31 ...... United States 170,000 167,638
General Motors Financial Co., Inc. ,
Senior Note, 4.2%, 10/27/28 ......................... United States 70,000 69,296
Senior Note, 4.9%, 10/06/29 ......................... United States 207,000 208,083
b
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 100,000 104,997
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 200,000 208,649
b
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% ,
3/17/30 ......................................... United Kingdom 296,000 294,627
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ....................... United States 55,000 53,078
Senior Note, 7.5%, 5/15/31 .......................... United States 70,000 70,418
Senior Note, 7.125%, 11/15/31 ....................... United States 120,000 119,001
Senior Note, 6.5%, 3/15/33 .......................... United States 50,000 47,842
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 155,000 156,607
5,950,085
Consumer Staples Distribution & Retail 0.2%
b
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 329,000 310,472
b
Alimentation Couche-Tard, Inc. ,
Senior Bond, 144A, 3.55%, 7/26/27 .................... Canada 233,000 230,404
Senior Bond, 144A, 2.95%, 1/25/30 .................... Canada 156,000 147,342
b
US Foods, Inc. ,
Senior Note, 144A, 7.25%, 1/15/32 .................... United States 190,000 196,843
Senior Note, 144A, 5.75%, 4/15/33 .................... United States 60,000 59,792
944,853
Containers & Packaging 0.1%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 75,000 74,369
Berry Global, Inc. ,
Senior Secured Note, 1.65%, 1/15/27 .................. United States 154,000 150,813
Senior Secured Note, 5.5%, 4/15/28 ................... United States 13,000 13,263
b
Senior Secured Note, 144A, 4.875%, 7/15/26 ............ United States 11,000 11,001
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 145,000 137,363
b
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/30 ................... United States 70,000 65,099
Senior Secured Note, 144A, 7.875%, 4/15/30 ............ United States 80,000 80,057
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 305,000 269,719

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
WestRock MWV LLC ,
Senior Bond, 8.2%, 1/15/30 .......................... United States 336,000 $ 377,119
Senior Bond, 7.95%, 2/15/31 ......................... United States 87,000 98,649
1,277,452
Distributors 0.0%
†
b
American Builders & Contractors Supply Co., Inc. ,
Senior Note, 144A, 3.875%, 11/15/29 .................. United States 80,000 75,898
Senior Secured Note, 144A, 4%, 1/15/28 ................ United States 30,000 29,458
105,356
Diversified Consumer Services 0.0%
†
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 55,000 50,778
Diversified REITs 0.1%
Equinix Asia Financing Corp. Pte. Ltd. , Senior Note , 4.4% ,
3/15/31 ......................................... United States 90,000 88,139
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 3.25% ,
1/15/32 ......................................... United States 193,000 172,235
VICI Properties LP ,
Senior Note, 4.75%, 2/15/28 ......................... United States 343,000 343,440
Senior Note, 5.125%, 11/15/31 ....................... United States 228,000 226,463
b
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 136,000 134,998
965,275
Diversified Telecommunication Services 0.6%
b
APLD ComputeCo 2 LLC , Senior Secured Note , 144A, 6.75% ,
3/15/31 ......................................... United States 190,000 188,734
b
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 215,000 221,708
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................ United States 450,000 380,994
Senior Bond, 4.75%, 5/15/46 ......................... United States 346,000 290,995
Senior Bond, 3.55%, 9/15/55 ......................... United States 1,258,000 818,778
Senior Note, 4.1%, 2/15/28 .......................... United States 50,000 49,770
b
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 100,000 101,905
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 270,000 266,456
Senior Bond, 144A, 4.75%, 3/01/30 .................... United States 200,000 189,901
Senior Bond, 144A, 4.25%, 2/01/31 .................... United States 65,000 59,285
Senior Bond, 144A, 4.75%, 2/01/32 .................... United States 475,000 429,857
Senior Note, 144A, 7%, 2/01/33 ...................... United States 65,000 65,244
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 165,000 171,151
Comcast Corp. ,
Senior Bond, 3.999%, 11/01/49 ....................... United States 162,000 117,583
Senior Bond, 3.45%, 2/01/50 ......................... United States 97,000 63,669
Senior Bond, 2.987%, 11/01/63 ....................... United States 108,000 57,259
Deutsche Telekom International Finance BV , Senior Bond , 8.75% ,
6/15/30 ......................................... Germany 106,000 121,778
b
Frontier Communications Holdings LLC , Senior Secured Note ,
144A, 8.75% , 5/15/30 ............................... United States 60,000 61,610
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 111,000 117,384

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
b
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 130,000 $ 128,581
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ......
Spain 672,000 556,351
Verizon Communications, Inc. ,
Senior Bond, 4.4%, 11/01/34 ......................... United States 236,000 224,771
Senior Bond, 5.401%, 7/02/37 ........................ United States 790,000 787,497
Senior Bond, 3.7%, 3/22/61 .......................... United States 473,000 315,589
Senior Note, 2.1%, 3/22/28 .......................... United States 181,000 173,865
b
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 190,000 200,890
6,161,605
Electric Utilities 1.0%
American Electric Power Co., Inc. ,
Senior Bond, 5.625%, 3/01/33 ........................ United States 110,000 113,720
J, Senior Bond, 4.3%, 12/01/28 ....................... United States 363,000 362,240
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 86,000 77,097
b
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 300,000 293,302
Commonwealth Edison Co. , Senior Bond , 5.9% , 3/15/36 ......
United States 135,000 143,434
Duke Energy Corp. ,
Senior Bond, 3.15%, 8/15/27 ......................... United States 433,000 426,651
Senior Bond, 4.2%, 6/15/49 .......................... United States 350,000 266,859
Duke Energy Indiana LLC , Senior Bond , 6.45% , 4/01/39 ......
United States 166,000 180,954
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 189,000 185,756
b
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 310,000 304,591
Evergy Kansas Central, Inc. , Senior Bond , 5.7% , 3/15/53 .....
United States 102,000 100,435
b
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 316,000 319,184
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 31,000 31,513
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 125,000 120,500
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.45%, 3/15/35 ......................... United States 664,000 675,372
Senior Note, 5.05%, 3/15/30 ......................... United States 420,000 427,987
b
NRG Energy, Inc. ,
g
Junior Sub. Bond, 144A, 10.25% to 3/14/28, FRN thereafter,
Perpetual ....................................... United States 70,000 75,553
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 315,000 317,768
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 140,000 138,810
Senior Note, 144A, 3.375%, 2/15/29 ................... United States 110,000 104,335
Senior Secured Bond, 144A, 7%, 3/15/33 ............... United States 95,000 102,896
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond, 5.3%, 6/01/42 ................... United States 72,000 68,560
Senior Secured Bond, 3.75%, 4/01/45 .................. United States 364,000 280,382
Pacific Gas and Electric Co. ,
Senior Note, 2.1%, 8/01/27 .......................... United States 48,000 46,539
Senior Note, 6.1%, 1/15/29 .......................... United States 489,000 506,161
Senior Note, 5.55%, 5/15/29 ......................... United States 211,000 216,067
b
Palomino Funding Trust I , Senior Secured Note , 144A, 7.233% ,
5/17/28 ......................................... United States 250,000 261,300
PG&E Corp. ,
Junior Sub. Bond, 7.375% to 3/14/30, FRN thereafter, 3/15/55 United States 50,000 50,362
Senior Secured Bond, 5.25%, 7/01/30 .................. United States 95,000 93,796

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Public Service Electric and Gas Co. , Senior Bond , 5.5% , 3/01/40
United States 140,000 $ 140,448
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 195,000 200,954
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 5%, 7/31/27 ...................... United States 65,000 64,801
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 150,000 146,524
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 45,000 47,158
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 50,000 51,777
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 193,000 189,769
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 153,000 157,398
Senior Secured Note, 144A, 4.7%, 1/31/31 .............. United States 80,000 78,757
Wisconsin Electric Power Co. ,
Senior Bond, 4.6%, 10/01/34 ......................... United States 137,000 135,016
Senior Note, 4.15%, 10/15/30 ........................ United States 165,000 162,848
7,667,574
Electrical Equipment 0.0%
†
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 100,000 EUR 109,068
Electronic Equipment, Instruments & Components 0.0%
†
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 ..............
United States 85,000 84,387
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 95,000 90,506
b
Sensata Technologies, Inc. , Senior Bond , 144A, 3.75% , 2/15/31 United States 155,000 143,880
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 205,000 197,048
515,821
Energy Equipment & Services 0.2%
b
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 150,000 148,621
b
Borr IHC Ltd. / Borr Finance LLC , Senior Secured Note , 144A,
10.375% , 11/15/30 ................................. Mexico 180,583 183,452
b
Kodiak Gas Services LLC ,
Senior Bond, 144A, 6.75%, 10/01/35 ................... United States 30,000 30,500
Senior Note, 144A, 7.25%, 2/15/29 .................... United States 70,000 72,563
Senior Note, 144A, 5.875%, 4/01/31 ................... United States 75,000 75,418
Senior Note, 144A, 6.5%, 10/01/33 .................... United States 290,000 293,332
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 40,000 41,696
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 12,308 12,656
Transocean International Ltd. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 100,000 96,139
b
Senior Note, 144A, 8.5%, 5/15/31 ..................... United States 100,000 104,941
b
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 164,500 171,592
b
Senior Secured Note, 144A, 7.875%, 10/15/32 ........... United States 135,000 144,341
b
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 ................... United States 40,000 40,791
Senior Note, 144A, 6.75%, 10/15/33 ................... United States 170,000 173,811
1,589,853
Entertainment 0.2%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 290,000 299,034
Discovery Global Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 ..
United States 60,000 39,678
b
Live Nation Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 5/15/27 .................................... United States 50,000 50,095

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
Netflix, Inc. ,
Senior Bond, 5.875%, 11/15/28 ....................... United States 45,000 $ 46,826
b
Senior Bond, Reg S, 3.875%, 11/15/29 ................. United States 395,000 EUR 464,105
b
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 346,000 357,434
b,i
OAK-Eagle Acquireco, Inc. ,
Senior Note, 144A, 8.75%, 7/01/34 .................... United States 75,000 78,566
Senior Secured Note, 144A, 7.25%, 7/01/33 ............. United States 160,000 165,879
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 100,000 GBP 129,462
Walt Disney Co. (The) , Senior Bond , 7.75% , 12/01/45 ........
United States 183,000 227,499
1,858,578
Financial Services 0.2%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 188,000 183,627
b
CrossCountry Intermediate HoldCo LLC ,
Senior Note, 144A, 6.5%, 10/01/30 .................... United States 85,000 81,123
Senior Note, 144A, 6.75%, 12/01/32 ................... United States 135,000 127,162
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 145,000 156,559
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 245,000 241,259
b
GGAM Finance Ltd. , Senior Note , 144A, 8% , 2/15/27 ........ Ireland 25,000 25,274
b
Neuberger Berman Group LLC / Neuberger Berman Finance
Corp. , Senior Bond , 144A, 4.875% , 4/15/45 .............. United States 146,000 124,887
b
Osaic Holdings, Inc. ,
Senior Note, 144A, 8%, 8/01/33 ...................... United States 195,000 192,663
Senior Secured Note, 144A, 6.75%, 8/01/32 ............. United States 100,000 100,087
b
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 220,000 224,920
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 260,000 251,129
b
Rocket Cos., Inc. ,
Senior Note, 144A, 6.125%, 8/01/30 ................... United States 240,000 242,363
Senior Note, 144A, 7.125%, 2/01/32 ................... United States 115,000 118,631
Senior Note, 144A, 6.375%, 8/01/33 ................... United States 150,000 151,799
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 100,000 EUR 109,257
2,330,740
Food Products 0.2%
Bunge Ltd. Finance Corp. , Senior Note , 3.2% , 4/21/31 .......
United States 40,000 37,356
b,f
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 32,742 33,343
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 80,000 81,849
b
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 200,000 195,195
b
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 100,000 101,125
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
Senior Bond, 5.5%, 1/15/36 .......................... United States 409,000 409,444
Senior Note, 3%, 2/02/29 ........................... United States 82,000 78,707
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 10,000 8,500
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 44,000 49,632
Kraft Heinz Foods Co. ,
Senior Bond, 6.875%, 1/26/39 ........................ United States 51,000 55,182
Senior Bond, 4.625%, 10/01/39 ....................... United States 51,000 45,001

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 39,000 $ 38,536
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 96,000 93,672
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 20,000 19,638
Senior Note, 144A, 4.6%, 3/01/28 ..................... United States 295,000 296,896
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 188,000 189,388
Senior Note, 144A, 5%, 3/01/32 ...................... United States 334,000 338,053
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 43,000 43,425
McCormick & Co., Inc. , Senior Note , 4.15% , 2/15/29 .........
United States 130,000 128,763
2,243,705
Gas Utilities 0.0%
†
Southern California Gas Co. , Senior Bond , 5.05% , 9/01/34 ....
United States 59,000 59,366
Ground Transportation 0.2%
b
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 485,000 482,492
Senior Bond, 144A, 2.45%, 8/12/31 .................... United Kingdom 205,000 180,254
b
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 55,000 56,858
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ..................
United States 226,000 186,723
b
ERAC USA Finance LLC , Senior Bond , 144A, 3.3% , 12/01/26 .. United States 111,000 110,329
b
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond, 144A, 3.4%, 11/15/26 .................... United States 118,000 117,168
Senior Note, 144A, 4.4%, 7/01/27 ..................... United States 105,000 104,679
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 236,000 239,144
b
SMBC Aviation Capital Finance DAC ,
Senior Bond, 144A, 5.7%, 7/25/33 ..................... Ireland 200,000 204,412
Senior Note, 144A, 5.3%, 4/03/29 ..................... Ireland 310,000 314,807
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 120,000 123,359
2,120,225
Health Care Equipment & Supplies 0.3%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 40,000 41,350
b,h
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc. , Senior
Secured Note , 144A, FRN , 5.891% , ( 3-month EURIBOR +
3.875% ), 1/15/31 .................................. United States 100,000 EUR 115,915
Becton Dickinson & Co. , Senior Bond , 2.823% , 5/20/30 .......
United States 363,000 338,589
DH Europe Finance II SARL , Senior Bond , 3.4% , 11/15/49 ....
United States 163,000 114,510
GE HealthCare Technologies, Inc. ,
Senior Note, 4.15%, 12/15/28 ........................ United States 150,000 149,048
Senior Note, 4.8%, 8/14/29 .......................... United States 157,000 158,454
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 215,000 219,609
b
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ................... United States 75,000 74,385
Senior Secured Note, 144A, 3.875%, 4/01/29 ............ United States 390,000 377,489
1,589,349
Health Care Providers & Services 0.6%
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 5.25%, 5/15/30 ............. United States 280,000 264,075
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 208,000 223,415
Senior Secured Note, 144A, 9.75%, 1/15/34 ............. United States 120,000 124,694

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 85,000 $ 87,985
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 120,000 123,752
Senior Bond, 1.875%, 2/28/31 ........................ United States 45,000 39,302
Senior Bond, 4.78%, 3/25/38 ......................... United States 96,000 88,519
Senior Note, 5.4%, 6/01/29 .......................... United States 85,000 87,031
Senior Note, 5%, 9/15/32 ........................... United States 115,000 115,139
b
DaVita, Inc. ,
Senior Note, 144A, 4.625%, 6/01/30 ................... United States 250,000 240,525
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 260,000 266,578
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 15,000 15,272
HCA, Inc. ,
Senior Bond, 4.5%, 2/15/27 .......................... United States 84,000 84,009
Senior Bond, 4.125%, 6/15/29 ........................ United States 75,000 73,980
Senior Note, 5.45%, 4/01/31 ......................... United States 220,000 225,547
Senior Note, 3.625%, 3/15/32 ........................ United States 401,000 372,772
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 200,000 204,004
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 200,000 201,068
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 395,000 383,026
Tenet Healthcare Corp. ,
b
Senior Note, 144A, 6%, 11/15/33 ...................... United States 220,000 222,780
Senior Secured Note, 6.125%, 6/15/30 ................. United States 120,000 120,930
UnitedHealth Group, Inc. , Senior Bond , 3.95% , 10/15/42 ......
United States 329,000 266,872
3,831,275
Health Care REITs 0.1%
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 375,000 380,476
Health Care Technology 0.1%
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 140,000 131,557
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 485,000 493,119
624,676
Hotel & Resort REITs 0.1%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 20,000 20,432
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 155,000 157,920
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 90,000 91,709
Senior Note, 144A, 5.75%, 3/15/34 .................... United States 65,000 64,197
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 25,000 25,271
359,529
Hotels, Restaurants & Leisure 0.3%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 180,000 169,281
Airbnb, Inc. , Senior Note , 4.65% , 3/16/31 .................
United States 75,000 74,862
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 160,000 152,267
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 4.625%, 10/15/29 .................. United States 100,000 96,233
Senior Note, 144A, 6%, 10/15/32 ..................... United States 40,000 36,849
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 40,000 40,514
b
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 230,000 228,438

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Carnival Corp., (continued)
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 116,000 $ 116,983
Senior Note, 144A, 5.875%, 6/15/31 ................... United States 85,000 86,098
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 75,000 75,070
Senior Note, 144A, 6.125%, 2/15/33 ................... United States 40,000 40,421
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 251,000 245,199
b
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 85,000 84,104
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 190,000 177,615
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 75,000 73,217
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 200,000 199,255
Hyatt Hotels Corp. , Senior Note , 5.75% , 1/30/27 ............
United States 132,000 133,182
b
Light & Wonder International, Inc. ,
Senior Note, 144A, 7.25%, 11/15/29 ................... United States 120,000 122,385
Senior Note, 144A, 7.5%, 9/01/31 ..................... United States 15,000 15,403
Marriott International, Inc. , GG , Senior Bond , 3.5% , 10/15/32 ...
United States 318,000 292,593
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 175,000 179,272
b
NCL Corp. Ltd. ,
Senior Note, 144A, 7.75%, 2/15/29 .................... United States 45,000 46,878
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 120,000 119,177
Senior Note, 144A, 6.25%, 9/15/33 .................... United States 35,000 33,986
b
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 80,000 79,890
b
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 75,000 74,855
Royal Caribbean Cruises Ltd. ,
Senior Bond, 5.375%, 1/15/36 ........................ United States 70,000 68,800
b
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 55,000 55,556
b
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 135,000 138,047
b
Senior Note, 144A, 6%, 2/01/33 ...................... United States 130,000 131,331
b
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 75,000 64,586
b
Station Casinos LLC , Senior Note , 144A, 6.625% , 3/15/32 ..... United States 55,000 55,256
b
Viking Cruises Ltd. ,
Senior Note, 144A, 7%, 2/15/29 ...................... United States 30,000 30,071
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 165,000 174,154
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 145,000 152,075
3,863,903
Household Durables 0.3%
b
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 235,000 227,061
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 .......................... United States 20,000 19,747
Senior Note, 1.3%, 10/15/26 ......................... United States 511,000 503,606
b
K. Hovnanian Enterprises, Inc. ,
Senior Note, 144A, 8%, 4/01/31 ...................... United States 30,000 29,702
Senior Note, 144A, 8.375%, 10/01/33 .................. United States 45,000 44,553
b
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 50,000 51,188
b
Taylor Morrison Communities, Inc. ,
Senior Bond, 144A, 5.125%, 8/01/30 ................... United States 305,000 302,881
Senior Note, 144A, 5.75%, 1/15/28 .................... United States 35,000 35,117
Senior Note, 144A, 5.75%, 11/15/32 ................... United States 100,000 100,206

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables (continued)
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....
United States 101,000 $ 100,623
b
Weekley Homes LLC / Weekley Finance Corp. ,
Senior Note, 144A, 4.875%, 9/15/28 ................... United States 125,000 121,159
Senior Note, 144A, 6.75%, 1/15/34 .................... United States 210,000 201,390
1,737,233
Household Products 0.0%
†
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 30,000 28,566
Independent Power and Renewable Electricity Producers 0.1%
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 100,000 105,385
b
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 .................... United States 140,000 127,720
Senior Note, 144A, 3.75%, 2/15/31 .................... United States 65,000 60,222
Senior Note, 144A, 5.75%, 1/15/34 .................... United States 65,000 63,921
Constellation Energy Generation LLC ,
Senior Note, 5.6%, 3/01/28 .......................... United States 155,000 158,526
Senior Note, 4.4%, 1/15/31 .......................... United States 50,000 49,369
b
Senior Note, 144A, 5%, 2/01/31 ...................... United States 105,000 105,320
Southern Power Co. ,
B, Senior Bond, 4.9%, 10/01/35 ....................... United States 16,000 15,482
A, Senior Note, 4.25%, 10/01/30 ...................... United States 73,000 72,088
b
Talen Energy Supply LLC ,
Senior Bond, 144A, 6.5%, 2/01/36 ..................... United States 120,000 120,898
Senior Note, 144A, 6.25%, 2/01/34 .................... United States 120,000 118,747
b,g
Vistra Corp. ,
Junior Sub. Bond, 144A, 8% to 10/14/26, FRN thereafter,
Perpetual ....................................... United States 25,000 25,280
Junior Sub. Bond, 144A, 7% to 12/14/26, FRN thereafter,
Perpetual ....................................... United States 80,000 80,159
1,103,117
Industrial REITs 0.0%
†
Prologis LP ,
Senior Bond, 2.25%, 4/15/30 ......................... United States 117,000 107,774
Senior Note, 2.125%, 4/15/27 ........................ United States 52,000 51,002
158,776
Insurance 0.7%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 90,000 89,229
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 90,000 90,480
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 5.875%, 11/01/29 .................. United States 105,000 101,677
Senior Note, 144A, 7.375%, 10/01/32 .................. United States 85,000 84,295
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 195,000 196,759
b
Asurion LLC / Asurion Co-Issuer, Inc. ,
Senior Secured Note, 144A, 8%, 12/31/32 ............... United States 170,000 176,509
Senior Secured Note, 144A, 8.375%, 2/01/34 ............ United States 225,000 218,604
b
Athene Global Funding ,
Secured Note, 144A, 5.349%, 7/09/27 .................. United States 245,000 246,442
Secured Note, 144A, 1.985%, 8/19/28 .................. United States 430,000 400,624
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 83,000 83,084
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.3%, 5/15/43 .......................... United States 92,000 80,688

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Berkshire Hathaway Finance Corp., (continued)
Senior Bond, 2.85%, 10/15/50 ........................ United States 393,000 $ 246,902
Brown & Brown, Inc. ,
Senior Note, 4.7%, 6/23/28 .......................... United States 75,000 75,233
Senior Note, 4.9%, 6/23/30 .......................... United States 174,000 173,885
b
CNO Global Funding ,
Secured Note, 144A, 4.875%, 12/10/27 ................. United States 94,000 94,270
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 150,000 142,181
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 171,000 171,980
b
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 102,000 103,430
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 365,000 366,648
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 35,000 35,605
Marsh & McLennan Cos., Inc. , Senior Bond , 4.9% , 3/15/49 ....
United States 185,000 163,367
b
MetLife Capital Trust IV , Junior Sub. Bond , 144A, 7.875% ,
12/15/37 ........................................ United States 385,000 416,595
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 195,000 199,587
3,958,074
Interactive Media & Services 0.1%
Alphabet, Inc. ,
Senior Note, 4.1%, 11/15/30 ......................... United States 175,000 173,862
Senior Note, 4.1%, 2/15/31 .......................... United States 140,000 139,057
Meta Platforms, Inc. , Senior Bond , 5.625% , 11/15/55 .........
United States 160,000 150,090
463,009
IT Services 0.0%
†
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 225,000 196,434
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 65,000 64,681
261,115
Leisure Products 0.0%
†
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............
United States 200,000 173,505
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 86,000 86,021
Machinery 0.0%
†
Caterpillar, Inc. , Senior Bond , 5.2% , 5/15/35 ...............
United States 220,000 225,461
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 25,000 26,279
b
ESAB Corp. , Senior Note , 144A, 5.625% , 4/01/31 ........... United States 135,000 136,284
Oshkosh Corp. , Senior Bond , 4.6% , 5/15/28 ...............
United States 140,000 139,968
Otis Worldwide Corp. , Senior Note , 2.565% , 2/15/30 .........
United States 143,000 132,791
b
Terex Corp. ,
Senior Note, 144A, 5%, 5/15/29 ...................... United States 45,000 44,364
Senior Note, 144A, 6.25%, 10/15/32 ................... United States 40,000 40,298
745,445
Media 0.3%
b
Block Communications, Inc. , Senior Secured Note , 144A,
10.25% , 3/01/31 ................................... United States 110,000 100,750

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 5.85%, 12/01/35 ................. United States 24,000 $ 23,619
Senior Secured Bond, 4.8%, 3/01/50 ................... United States 383,000 283,365
Senior Secured Bond, 3.7%, 4/01/51 ................... United States 205,000 127,000
Senior Secured Note, 2.25%, 1/15/29 .................. United States 277,000 258,945
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 30,000 30,163
Senior Secured Note, 144A, 7.875%, 4/01/30 ............ United States 95,000 99,485
Senior Secured Note, 144A, 7.5%, 3/15/33 .............. United States 120,000 127,169
b
Directv Financing LLC ,
Senior Secured Note, 144A, 8.875%, 2/01/30 ............ United States 110,000 109,576
Senior Secured Note, 144A, 8.875%, 2/01/30 ............ United States 65,000 64,937
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note, 144A, 5.875%, 8/15/27 ............ United States 13,000 12,995
Senior Secured Note, 144A, 10%, 2/15/31 ............... United States 65,000 66,405
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 80,000 77,314
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 110,000 118,895
b
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 265,000 257,512
b
Gray Media, Inc. ,
Secured Note, 144A, 9.625%, 7/15/32 .................. United States 100,000 100,087
Senior Bond, 144A, 5.375%, 11/15/31 .................. United States 85,000 63,184
Senior Secured Note, 144A, 7.25%, 8/15/33 ............. United States 25,000 25,211
b
McGraw-Hill Education, Inc. ,
Senior Note, 144A, 8%, 8/01/29 ...................... United States 105,000 104,919
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 55,000 54,423
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 95,000 97,043
b
News Corp. , Senior Bond , 144A, 5.125% , 2/15/32 ........... United States 57,000 55,755
b
Nexstar Media, Inc. ,
Senior Note, 144A, 4.75%, 11/01/28 ................... United States 80,000 78,721
i
Senior Note, 144A, 7.25%, 4/15/34 .................... United States 235,000 235,949
Senior Secured Note, 144A, 6.5%, 9/15/33 .............. United States 295,000 297,426
Omnicom Group, Inc. , Senior Note , 4.65% , 10/01/28 .........
United States 744,000 745,811
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 50,000 48,271
Senior Secured Note, 144A, 7.375%, 2/15/31 ............ United States 45,000 46,948
Paramount Global ,
Senior Bond, 2.9%, 1/15/27 .......................... United States 88,000 86,524
Senior Bond, 4.2%, 6/01/29 .......................... United States 144,000 137,555
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 225,000 228,937
b
Sirius XM Radio LLC ,
Senior Bond, 144A, 3.875%, 9/01/31 ................... United States 205,000 186,310
Senior Note, 144A, 4%, 7/15/28 ...................... United States 30,000 28,976
TCI Communications, Inc. , Senior Bond , 7.125% , 2/15/28 .....
United States 238,000 249,920
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 28,000 31,720
b
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 180,000 185,645
b
VZ Secured Financing BV , Senior Secured Note , 144A, 5% ,
1/15/32 ......................................... Netherlands 220,000 188,797
5,036,262
Metals & Mining 0.2%
b
Anglo American Capital plc , Senior Note , 144A, 4.625% , 3/19/31 South Africa 200,000 197,829

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 84,000 $ 83,874
b
Cleveland-Cliffs, Inc. ,
Senior Note, 144A, 7%, 3/15/32 ...................... United States 60,000 58,128
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 145,000 141,798
Commercial Metals Co. ,
Senior Bond, 4.375%, 3/15/32 ........................ United States 110,000 101,819
Senior Note, 4.125%, 1/15/30 ........................ United States 85,000 81,045
b
Constellium SE , Senior Note , Reg S, 3.125% , 7/15/29 ........ United States 105,000 EUR 117,513
b
Fortescue Treasury Pty. Ltd. , Senior Bond , 144A, 6.125% ,
4/15/32 ......................................... Australia 65,000 66,477
b
Glencore Funding LLC ,
Senior Bond, 144A, 4%, 3/27/27 ...................... Australia 188,000 187,218
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 325,000 295,644
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 59,000 60,407
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 70,000 70,013
b
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 40,000 40,913
b
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 155,000 146,748
Senior Bond, 144A, 3.875%, 8/15/31 ................... United States 140,000 124,834
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 60,000 60,567
Senior Note, 144A, 6.375%, 8/15/33 ................... United States 95,000 93,261
1,928,088
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
b
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 85,000 84,363
Multi-Utilities 0.2%
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 126,000 106,788
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 528,000 529,748
NiSource, Inc. , Senior Bond , 5.85% , 4/01/55 ...............
United States 134,000 130,355
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 128,000 121,555
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 656,000 647,025
1,535,471
Oil, Gas & Consumable Fuels 1.1%
b
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 9.75% , 2/15/31 ..................... United States 125,000 132,870
Canadian Natural Resources Ltd. , Senior Note , 5% , 12/15/29 ..
Canada 165,000 167,625
Cheniere Energy Partners LP , Senior Note , 4.5% , 10/01/29 ....
United States 751,000 747,950
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 100,000 104,705
b
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 45,000 40,702
b
Crescent Energy Finance LLC ,
Senior Note, 144A, 7.875%, 4/15/32 ................... United States 75,000 76,679
Senior Note, 144A, 7.375%, 1/15/33 ................... United States 105,000 105,052
Senior Note, 144A, 8.375%, 1/15/34 ................... United States 140,000 146,478
Energy Transfer LP ,
g
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 810,000 810,723
Senior Bond, 3.75%, 5/15/30 ......................... United States 658,000 636,279
Senior Note, 5.5%, 6/01/27 .......................... United States 68,000 68,644
b
Expand Energy Corp. , Senior Note , 144A, 6.75% , 4/15/29 ..... United States 175,000 175,126

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Hess Midstream Operations LP ,
Senior Note, 144A, 6.5%, 6/01/29 ..................... United States 25,000 $ 25,551
Senior Note, 144A, 4.25%, 2/15/30 .................... United States 470,000 451,871
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 40,000 39,703
b
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ...................... United States 20,000 19,453
Senior Bond, 144A, 6.875%, 5/15/34 ................... United States 110,000 107,687
Senior Note, 144A, 6%, 4/15/30 ...................... United States 40,000 38,960
Senior Note, 144A, 8.375%, 11/01/33 .................. United States 200,000 208,815
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 400,000 404,911
Kinder Morgan, Inc. ,
Senior Bond, 7.75%, 1/15/32 ......................... United States 270,000 309,702
Senior Note, 5%, 2/01/29 ........................... United States 185,000 187,819
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 210,000 210,895
Occidental Petroleum Corp. ,
Senior Bond, 7.5%, 5/01/31 .......................... United States 118,000 131,391
Senior Bond, 6.2%, 3/15/40 .......................... United States 180,000 183,971
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 373,000 369,143
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 200,000 200,665
SM Energy Co. , Senior Bond , 6.75% , 9/15/26 ..............
United States 60,000 60,070
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 225,000 226,515
Spectra Energy Partners LP , Senior Note , 3.375% , 10/15/26 ...
United States 222,000 220,928
b
Sunoco LP ,
Senior Note, 144A, 5.375%, 7/15/31 ................... United States 70,000 69,488
Senior Note, 144A, 6.25%, 7/01/33 .................... United States 125,000 125,644
Senior Note, 144A, 5.625%, 7/15/34 ................... United States 10,000 9,854
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 75,000 73,445
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 93,000 92,890
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 105,000 102,744
b
Venture Global LNG, Inc. ,
g
Junior Sub. Bond, 144A, 9% to 9/29/29, FRN thereafter,
Perpetual ....................................... United States 125,000 124,604
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 140,000 151,452
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 105,000 109,252
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 100,000 107,448
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 20,000 22,428
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 55,000 58,289
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 75,000 82,484
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 30,000 31,293
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 83,000 83,697
Senior Note, 4.9%, 8/01/30 .......................... United States 208,000 208,252
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 130,000 132,899
8,197,046
Paper & Forest Products 0.0%
†
b
Magnera Corp. ,
Senior Secured Note, 144A, 4.75%, 11/15/29 ............ United States 80,000 72,306

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Paper & Forest Products (continued)
b
Magnera Corp., (continued)
Senior Secured Note, 144A, 7.25%, 11/15/31 ............ United States 75,000 $ 69,503
141,809
Passenger Airlines 0.0%
†
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 .............. United States 8,750 8,762
Senior Secured Note, 144A, 5.75%, 4/20/29 ............. United States 215,000 213,962
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 195,000 193,102
b
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 140,000 144,616
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 160,000 157,085
717,527
Personal Care Products 0.0%
†
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Note, 144A, 6.625%, 7/15/30 ................... United States 45,000 44,653
Senior Secured Note, 144A, 4.75%, 1/15/29 ............. United States 70,000 68,177
Kenvue, Inc. , Senior Note , 4.9% , 3/22/33 .................
United States 235,000 236,958
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 280,000 280,439
630,227
Pharmaceuticals 0.7%
Eli Lilly & Co. ,
Senior Bond, 4.875%, 2/27/53 ........................ United States 130,000 116,239
Senior Note, 4.75%, 2/12/30 ......................... United States 202,000 205,706
Merck & Co., Inc. , Senior Bond , 3.7% , 2/10/45 .............
United States 418,000 325,680
Novartis Capital Corp. ,
Senior Bond, 4%, 11/20/45 .......................... United States 688,000 565,607
Senior Note, 4.1%, 11/05/30 ......................... United States 255,000 252,238
Senior Note, 4.4%, 3/18/31 .......................... United States 295,000 295,002
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 552,000 550,062
Senior Bond, 5.3%, 5/19/53 .......................... United States 79,000 73,473
Senior Note, 4.45%, 5/19/28 ......................... United States 60,000 60,365
Royalty Pharma plc ,
Senior Bond, 5.2%, 9/25/35 .......................... United States 169,000 166,853
Senior Note, 2.2%, 9/02/30 .......................... United States 235,000 211,723
Senior Note, 4.45%, 3/25/31 ......................... United States 15,000 14,820
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 5.125%, 5/09/29 ........................ Israel 215,000 214,442
Senior Note, 8.125%, 9/15/31 ........................ Israel 250,000 279,792
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 283,000 274,493
Zoetis, Inc. ,
Senior Bond, 3%, 9/12/27 ........................... United States 130,000 127,849
Senior Bond, 2%, 5/15/30 ........................... United States 78,000 70,868
3,805,212
Professional Services 0.0%
†
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 195,000 198,630
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 165,000 166,549
365,179

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment 0.3%
Broadcom Corp. / Broadcom Cayman Finance Ltd. , Senior Note ,
3.5% , 1/15/28 .................................... United States 1,053,000 $ 1,040,644
Broadcom, Inc. ,
b
Senior Bond, 144A, 3.187%, 11/15/36 .................. United States 52,000 43,480
Senior Note, 5.05%, 7/12/29 ......................... United States 63,000 64,314
Senior Note, 5.05%, 4/15/30 ......................... United States 114,000 116,223
Senior Note, 4.2%, 10/15/30 ......................... United States 60,000 59,323
b
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.9% ,
1/25/30 ......................................... United States 200,000 207,083
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 528,000 503,648
Marvell Technology, Inc. ,
Senior Note, 5.75%, 2/15/29 ......................... United States 85,000 87,774
Senior Note, 4.75%, 7/15/30 ......................... United States 79,000 79,299
b
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 125,000 126,549
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 445,000 446,086
2,774,423
Software 0.3%
Cadence Design Systems, Inc. , Senior Note , 4.3% , 9/10/29 ....
United States 204,000 203,398
b
Cloud Software Group, Inc. ,
Secured Note, 144A, 9%, 9/30/29 ..................... United States 90,000 86,906
Senior Secured Note, 144A, 6.5%, 3/31/29 .............. United States 95,000 92,773
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 95,000 78,592
Oracle Corp. ,
Senior Bond, 5.375%, 7/15/40 ........................ United States 188,000 164,732
Senior Bond, 3.65%, 3/25/41 ......................... United States 313,000 222,970
Senior Bond, 4%, 11/15/47 .......................... United States 541,000 358,412
Senior Note, 4.55%, 2/04/29 ......................... United States 260,000 256,765
Senior Note, 4.45%, 9/26/30 ......................... United States 70,000 67,475
Senior Note, 4.95%, 2/04/31 ......................... United States 145,000 141,923
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 70,000 63,085
Salesforce, Inc. , Senior Note , 4.5% , 3/15/28 ...............
United States 215,000 215,129
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 335,000 290,790
Synopsys, Inc. , Senior Note , 4.85% , 4/01/30 ...............
United States 224,000 225,707
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 140,000 136,944
2,605,601
Specialized REITs 0.4%
American Tower Corp. ,
Senior Bond, 3.55%, 7/15/27 ......................... United States 396,000 391,860
Senior Bond, 2.9%, 1/15/30 .......................... United States 207,000 194,455
Senior Bond, 2.7%, 4/15/31 .......................... United States 363,000 329,549
Senior Note, 2.75%, 1/15/27 ......................... United States 413,000 407,850
Senior Note, 4.9%, 3/15/30 .......................... United States 86,000 86,807
Crown Castle, Inc. ,
Senior Bond, 3.7%, 6/15/26 .......................... United States 101,000 100,845
Senior Bond, 3.65%, 9/01/27 ......................... United States 310,000 306,384
Senior Bond, 3.8%, 2/15/28 .......................... United States 221,000 217,910
Senior Note, 1.05%, 7/15/26 ......................... United States 172,000 170,367
Senior Note, 4.9%, 9/01/29 .......................... United States 250,000 251,465
Equinix, Inc. ,
Senior Bond, 3.2%, 11/18/29 ......................... United States 123,000 117,141
Senior Note, 2.9%, 11/18/26 ......................... United States 775,000 768,115

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs (continued)
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 215,000 $ 214,484
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 255,000 255,093
3,812,325
Specialty Retail 0.2%
Dick's Sporting Goods, Inc. ,
Senior Bond, 3.15%, 1/15/32 ......................... United States 169,000 153,671
b
Senior Note, 144A, 4%, 10/01/29 ..................... United States 300,000 292,030
Home Depot, Inc. (The) ,
Senior Bond, 4.95%, 6/25/34 ......................... United States 94,000 94,712
Senior Bond, 5.95%, 4/01/41 ......................... United States 179,000 188,545
Senior Bond, 5.3%, 6/25/54 .......................... United States 94,000 87,930
b
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 250,000 251,404
1,068,292
Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc. ,
Senior Bond, 3.85%, 5/04/43 ......................... United States 276,000 228,357
Senior Bond, 4.375%, 5/13/45 ........................ United States 581,000 508,851
Hewlett Packard Enterprise Co. ,
Senior Note, 4.55%, 10/15/29 ........................ United States 372,000 370,246
Senior Note, 4.85%, 10/15/31 ........................ United States 84,000 83,454
b
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note, 144A, 4.091%, 6/01/29 ................... United States 250,000 242,165
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 30,000 26,939
Senior Note, 144A, 5.875%, 7/15/30 ................... United States 155,000 157,652
1,617,664
Textiles, Apparel & Luxury Goods 0.1%
b
Beach Acquisition Bidco LLC ,
f
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 210,809 219,884
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 100,000 EUR 111,139
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 80,000 76,845
Tapestry, Inc. , Senior Note , 5.1% , 3/11/30 .................
United States 165,000 166,768
574,636
Tobacco 0.2%
BAT Capital Corp. ,
Senior Bond, 4.906%, 4/02/30 ........................ United Kingdom 40,000 40,443
Senior Note, 6.343%, 8/02/30 ........................ United Kingdom 110,000 117,454
Senior Note, 4.625%, 3/22/33 ........................ United Kingdom 190,000 186,032
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 320,000 326,595
Senior Note, 4.375%, 4/30/30 ........................ United States 466,000 463,641
Senior Note, 4.75%, 11/01/31 ........................ United States 157,000 157,773
1,291,938
Trading Companies & Distributors 0.0%
†
Air Lease Corp. ,
Senior Note, 5.85%, 12/15/27 ........................ United States 45,000 45,955
Senior Note, 2.1%, 9/01/28 .......................... United States 138,000 129,862
b
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 165,000 167,701
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 140,000 144,785

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
b
EquipmentShare.com, Inc., (continued)
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 100,000 $ 104,501
b
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 40,000 40,680
b
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 110,000 106,986
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 205,000 209,278
b
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 60,000 60,830
b
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 20,000 20,383
Senior Note, 144A, 5.25%, 4/15/31 .................... United States 30,000 29,896
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 85,000 87,106
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 35,000 35,687
1,183,650
Wireless Telecommunication Services 0.4%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 300,000 315,537
Rogers Communications, Inc. , Senior Note , 5% , 2/15/29 ......
Canada 604,000 610,312
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 ........................ United States 70,000 64,571
Senior Bond, 2.25%, 11/15/31 ........................ United States 637,000 560,080
Senior Note, 3.75%, 4/15/27 ......................... United States 465,000 462,210
Senior Note, 4.95%, 3/15/28 ......................... United States 324,000 327,477
Senior Note, 3.375%, 4/15/29 ........................ United States 155,000 150,249
Senior Note, 3.875%, 4/15/30 ........................ United States 9,000 8,767
Senior Note, 5.125%, 5/15/32 ........................ United States 61,000 61,896
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 200,000 210,118
2,771,217
Total Corporate Bonds (Cost $140,385,124) ...................................
136,558,530
j
Senior Floating Rate Interests 0.8%
k
Aerospace & Defense 0.0%
†
TransDigm, Inc., First Lien, CME Term Loan, K, 5.923%, (1-month
SOFR + 2.25%), 3/22/30 ............................ United States 89,550 89,652
i
VSE Corp., First Lien, CME Term Loan, B, 5.474%, (12-month
SOFR + 2%), 3/17/33 ............................... United States 20,585 20,590
110,242
a a a a a a
k
Air Freight & Logistics 0.1%
Rand Parent LLC, First Lien, CME Term Loan, B, 6.7%, (3-month
SOFR + 3%), 3/18/30 ............................... United States 80,151 80,154
Stonepeak Nile Parent LLC, First Lien, Amendment No. 1 CME
Term Loan, 5.917%, (3-month SOFR + 2.25%), 4/09/32 ..... United States 149,656 149,602
229,756
a a a a a a
k
Automobile Components 0.1%
Allison Transmission, Inc., First Lien, 2026 CME Term Loan,
5.422%, (1-month SOFR + 1.75%), 1/03/33 .............. United States 65,552 65,863
i
American Axle & Manufacturing, Inc., First Lien, CME Term Loan,
C, 6.912%, (3-month SOFR + 3.25%), 2/03/33 ............ United States 148,500 148,129

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Automobile Components (continued)
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan, 7.678%, (3-month SOFR + 3.75%), 10/04/28 ........ United States 49,206 $ 48,327
262,319
a a a a a a
Beverages 0.0%
†
i,k
Primo Brands Corp., First Lien, CME Term Loan, B, 6.224%,
(12-month SOFR + 2.75%), 3/19/31 .................... United States 89,812 90,064
k
Biotechnology 0.0%
†
Alkermes, Inc., First Lien, Initial CME Term Loan, B, 6.418%,
(1-month SOFR + 2.75%), 8/12/31 ..................... United States 13,846 13,967
i
BioMarin Pharmaceutical, Inc., First Lien, CME Term Loan, B,
5.174%, (12-month SOFR + 1.75%), 1/28/33 ............. United States 47,187 47,129
Genmab A/S, First Lien, Initial CME Term Loan, B, 6.733%,
(3-month SOFR + 3%), 12/13/32 ...................... Denmark 20,300 20,400
81,496
a a a a a a
Broadline Retail 0.0%
†
k
Peer Holding III BV, First Lien, CME Term Loan, B8, 5.95%,
(3-month SOFR + 2.25%), 9/29/32 ..................... Netherlands 64,010 63,540
k
Capital Markets 0.1%
CPI Holdco B LLC, First Lien, 2025 Fourth Amendment
Incremental CME Term Loan, 5.668%, (1-month SOFR + 2%),
5/19/31 ......................................... United States 149,620 148,821
Jane Street Group LLC, First Lien, Extended CME Term Loan,
5.673%, (3-month SOFR + 2%), 12/15/31 ................ United States 138,901 136,533
285,354
a a a a a a
k
Chemicals 0.0%
†
Albaugh LLC, First Lien, Initial CME Term Loan, 7.417%,
(3-month SOFR + 3.75%), 4/06/29 ..................... United States 89,302 86,158
Element Solutions, Inc., First Lien, CME Term Loan, B3, 5.423%,
(1-month SOFR + 1.75%), 12/18/30 .................... United States 140,000 140,300
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.211%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 20,109 18,827
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B,
5.417%, (3-month SOFR + 1.75%), 10/29/32 ............. United States 32,413 32,622
277,907
a a a a a a
k
Commercial Services & Supplies 0.0%
†
Clean Harbors, Inc., First Lien, Initial CME Term Loan, 5.168%,
(1-month SOFR + 1.5%), 10/11/32 ..................... United States 139,454 140,622
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 6.423%, (1-month SOFR + 2.75%), 10/23/28 .. United States 28,093 28,137
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2, 5.414%, (1-month SOFR +
1.75%), 3/08/32 ................................... United States 139,298 137,600
i
WMB Holdings, Inc., First Lien, USD CME Term Loan, B, 5.668%,
(1-month SOFR + 2%), 11/05/29 ...................... United States 145,104 144,380
450,739
a a a a a a
Construction & Engineering 0.0%
†
k
Dycom Industries, Inc., First Lien, CME Term Loan, B, 5.423%,
(1-month SOFR + 1.75%), 1/27/33 ..................... United States 9,956 10,008

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Containers & Packaging 0.0%
†
Mauser Packaging Solutions Holding Co., First Lien, 2025 CME
Term Loan, 7.164%, (3-month SOFR + 3.5%), 4/15/30 ...... United States 85,000 $ 82,374
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1, 6.668%, (1-month SOFR + 3%), 9/30/32 ......... United States 69,065 68,490
150,864
a a a a a a
Distributors 0.0%
†
k
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 7.672%, (3-month SOFR + 4%), 11/30/30 ........... United States 58,462 56,959
k
Electric Utilities 0.0%
†
Alpha Generation LLC, First Lien, Initial CME Term Loan, B,
5.418%, (1-month SOFR + 1.75%), 9/30/31 .............. United States 139,293 139,111
Constellation Renewables LLC, First Lien, CME Term Loan,
5.673%, (3-month SOFR + 2%), 12/15/27 ................ United States 88,303 88,487
227,598
a a a a a a
k
Entertainment 0.0%
†
Live Nation Entertainment, Inc., First Lien, Initial CME Term Loan,
B, 5.675%, (1-month SOFR + 2%), 10/21/32 ............. United States 113,537 113,726
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.537%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 138,903 131,046
TKO Worldwide Holdings LLC, First Lien, CME Term Loan, B5,
5.664%, (3-month SOFR + 2%), 11/21/31 ................ United States 126,745 126,824
371,596
a a a a a a
k
Financial Services 0.1%
Colossus Acquireco LLC, First Lien, Initial CME Term Loan,
5.38%, (1-day SOFR + 1.75%), 7/30/32 ................. United States 139,300 139,006
Corpay Technologies Operating Co. LLC, First Lien, CME Term
Loan, B6, 5.418%, (1-month SOFR + 1.75%), 11/05/32 ..... United States 49,521 49,506
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan, 7.2%,
(3-month SOFR + 3.5%), 8/16/32 ...................... United States 127,805 126,207
Hudson River Trading LLC, First Lien, CME Term Loan, B2,
6.175%, (1-month SOFR + 2.5%), 3/18/30 ............... United States 149,625 149,189
463,908
a a a a a a
k
Food Products 0.0%
†
Chobani LLC, First Lien, Closing Date CME Term Loan, 5.918%,
(1-month SOFR + 2.25%), 10/28/32 .................... United States 76,149 76,264
Froneri US, Inc., First Lien, CME Term Loan, B6, 5.877%,
(6-month SOFR + 2.25%), 9/30/32 ..................... United States 87,594 86,068
i
TreeHouse Foods, Inc., First Lien, Initial CME Term Loan,
7.923%, (1-month SOFR + 4.25%), 2/11/33 .............. United States 100,000 99,667
261,999
a a a a a a
Ground Transportation 0.0%
†
k
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
5.422%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 139,293 138,785
k
Health Care Equipment & Supplies 0.0%
†
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan, 7.418%, (1-month SOFR + 3.75%), 1/15/31 ......... United States 61,112 61,322

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Health Care Equipment & Supplies (continued)
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan, 5.418%, (1-month SOFR + 1.75%), 10/23/28 ........ United States 33,566 $ 33,654
94,976
a a a a a a
k
Hotels, Restaurants & Leisure 0.1%
1011778 BC ULC, First Lien, CME Term Loan, B5, 5.418%,
(1-month SOFR + 1.75%), 9/20/30 ..................... Canada 132,985 132,853
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B, 5.918%, (1-month SOFR + 2.25%), 2/06/30 ... United States 138,716 135,074
i
DK Crown Holdings, Inc., First Lien, CME Term Loan, B, 5.419%,
(1-month SOFR + 1.75%), 3/04/32 ..................... United States 149,622 149,646
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
6.918%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 128,174 125,931
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.422%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 139,288 138,104
Penn Entertainment, Inc., First Lien, CME Term Loan, B, 6.173%,
(1-month SOFR + 2.5%), 5/03/29 ...................... United States 139,276 139,818
Raising Cane's Restaurants LLC, First Lien, First Amendment
New CME Term Loan, 5.668%, (1-month SOFR + 2%), 11/03/32 United States 99,143 98,678
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 6.652%, (3-month SOFR + 3%), 4/04/29 ... United States 34,388 33,925
954,029
a a a a a a
Household Products 0.0%
†
k
Energizer Holdings, Inc., First Lien, Initial CME Term Loan,
5.675%, (1-month SOFR + 2%), 3/19/32 ................ United States 79,906 79,906
k
Independent Power and Renewable Electricity Producers 0.1%
Calpine Construction Finance Co. LP, First Lien, 2025
Refinancing CME Term Loan, 5.418%, (1-month SOFR +
1.75%), 7/31/30 ................................... United States 140,000 140,218
Talen Energy Supply LLC, First Lien, 2025-1 Incremental CME
Term Loan, B, 5.668%, (1-month SOFR + 2%), 11/25/32 ..... United States 155,692 155,998
296,216
a a a a a a
IT Services 0.0%
†
k
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B,
6.669%, (1-month SOFR + 3%), 6/27/31 ................ United States 54,315 53,975
k
Media 0.0%
†
Charter Communications Operating LLC, First Lien, CME Term
Loan B5, 5.911%, (3-month SOFR + 2.25%), 12/15/31 ...... United States 138,944 139,092
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 7.787%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 36,134 36,279
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.178%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 80,626 80,956
Nexstar Media, Inc., First Lien, CME Term Loan, B, 6.173%,
(1-month SOFR + 2.5%), 6/28/32 ...................... United States 139,298 138,042
394,369
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
k
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan, 6.925%, (1-month SOFR + 3.25%), 6/13/30 . United States 8,933 8,960

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Oil, Gas & Consumable Fuels 0.1%
CQP Holdco LP, First Lien, CME Term Loan, B, 5.423%, (1-month
SOFR + 1.75%), 12/31/32 ........................... United States 139,648 $ 139,147
UGI Energy Services LLC, First Lien, Initial CME Term Loan,
6.168%, (1-month SOFR + 2.5%), 2/22/30 ............... United States 149,613 150,116
289,263
a a a a a a
k
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 5.918%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 139,298 138,253
i
United Airlines, Inc., First Lien, CME Term Loan, B, 5.431%,
(1-month SOFR + 1.75%), 2/24/31 ..................... United States 149,618 149,572
287,825
a a a a a a
k
Pharmaceuticals 0.0%
†
1261229 BC Ltd., First Lien, Initial CME Term Loan, 9.918%,
(1-month SOFR + 6.25%), 10/08/30 .................... United States 44,663 43,223
Endo Finance Holdings LP, First Lien, 2024 Refinancing CME
Term Loan, 7.418%, (1-month SOFR + 3.75%), 4/23/31 ..... United States 79,988 79,688
122,911
a a a a a a
Professional Services 0.0%
†
k
SS&C Technologies, Inc., First Lien, CME Term Loan, B8,
5.673%, (1-month SOFR + 2%), 5/09/31 ................ United States 130,503 130,233
k
Software 0.0%
†
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B, 6.922%, (3-month SOFR + 3.25%), 8/16/32 ....... United States 7,543 6,924
i
Gen Digital, Inc., First Lien, Second Amendment Incremental
CME Term Loan, B, 5.418%, (1-month SOFR + 1.75%), 4/16/32 United States 139,298 137,427
Rocket Software, Inc., First Lien, CME Term Loan, 7.423%,
(1-month SOFR + 3.75%), 11/28/28 .................... United States 55,866 53,713
UKG, Inc., First Lien, Initial CME Term Loan, 6.167%, (3-month
SOFR + 2.5%), 2/10/31 ............................. United States 9,851 9,426
207,490
a a a a a a
k
Textiles, Apparel & Luxury Goods 0.0%
†
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.16%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 58,946 46,995
Samsonite Group SA, First Lien, Initial CME Term Loan, B,
5.418%, (1-month SOFR + 1.75%), 11/08/32 ............. United States 54,128 54,331
101,326
a a a a a a
Trading Companies & Distributors 0.0%
†
i,k
QXO Building Products, Inc., First Lien, CME Term Loan, B,
5.673%, (1-month SOFR + 2%), 4/30/32 ................ United States 124,454 124,369
Wireless Telecommunication Services 0.0%
†
k
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.168%, (1-month SOFR + 4.5%), 9/13/29 .......... United Kingdom 44,100 44,259
Total Senior Floating Rate Interests (Cost $6,758,972) .........................
6,723,241
Foreign Government and Agency Securities 1.2%
b
Angola Government Bond , Senior Bond , 144A, 8.25% , 5/09/28 . Angola 200,000 201,936
Brazil Government Bond , Senior Bond , 3.875% , 6/12/30 ......
Brazil 460,000 439,484
Chile Government Bond , Senior Note , 4.85% , 1/22/29 ........
Chile 200,000 202,650

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Colombia Government Bond , Senior Note , 4.5% , 11/26/30 .....
Colombia 200,000 EUR $ 223,951
b
Corp. Nacional del Cobre de Chile , Senior Bond , Reg S, 3% ,
9/30/29 ......................................... Chile 200,000 187,824
b
Costa Rica Government Bond , Senior Bond , 144A, 6.125% ,
2/19/31 ......................................... Costa Rica 240,000 245,873
b
Dominican Republic Government Bond ,
Senior Bond, Reg S, 5.95%, 1/25/27 ................... Dominican
Republic 110,000 110,841
Senior Bond, Reg S, 6%, 7/19/28 ...................... Dominican
Republic 150,000 151,395
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 360,000 362,340
b
Egypt Government Bond , Senior Bond , Reg S, 7.6% , 3/01/29 .. Egypt 200,000 205,230
b
El Salvador Government Bond , Senior Bond , Reg S, 8.625% ,
2/28/29 ......................................... El Salvador 180,000 187,918
b
Electricite de France SA , Senior Note , 144A, 5.65% , 4/22/29 ... France 420,000 433,664
b
Guatemala Government Bond , Senior Bond , 144A, 4.875% ,
2/13/28 ......................................... Guatemala 360,000 358,371
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 400,000 401,439
Indonesia Government Bond , Senior Bond , 3.85% , 10/15/30 ...
Indonesia 400,000 383,609
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.375% ,
3/03/28 ......................................... Ivory Coast 300,150 302,310
Jamaica Government Bond , Senior Bond , 6.75% , 4/28/28 .....
Bermuda 200,000 204,250
Mexico Government Bond , Senior Note , 6% , 5/13/30 .........
Mexico 200,000 206,850
b
Montenegro Government Bond , Senior Bond , 144A, 2.55% ,
10/03/29 ........................................ Montenegro 130,000 EUR 140,978
b
Morocco Government Bond , Senior Note , 144A, 5.95% , 3/08/28 Morocco 200,000 203,548
b
Nigeria Government Bond , Senior Note , 144A, 8.375% , 3/24/29 Nigeria 200,000 210,377
b
North Macedonia Government Bond , Senior Note , 144A, 3.875% ,
1/21/30 ......................................... North Macedonia 100,000 EUR 111,240
b
Paraguay Government Bond , Senior Bond , 144A, 4.95% , 4/28/31 Paraguay 340,000 339,575
Peru Government Bond ,
Senior Bond, 2.783%, 1/23/31 ........................ Peru 440,000 401,984
Philippines Government Bond , Senior Bond , 9.5% , 2/02/30 ....
Philippines 270,000 316,667
Poland Government Bond ,
4.875%, 2/12/30 ................................... Poland 410,000 419,324
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 200,000 193,401
b
Romania Government Bond , Senior Bond , 144A, 2.875% , 5/26/28 Romania 360,000 EUR 408,094
b
Serbia Government Bond , Senior Note , 144A, 6.25% , 5/26/28 .. Serbia 200,000 204,248
South Africa Government Bond ,
Senior Bond, 4.85%, 9/27/27 ......................... South Africa 300,000 299,951
Senior Bond, 5.875%, 6/22/30 ........................ South Africa 200,000 201,489
Turkiye Government Bond , Senior Note , 8.6% , 9/24/27 .......
Turkiye 400,000 417,187
Uruguay Government Bond , Senior Bond , 4.375% , 10/27/27 ...
Uruguay 346,667 347,741
b
Uzbekistan Government Bond , Senior Note , 144A, 7.85% ,
10/12/28 ........................................ Uzbekistan 200,000 209,550
Total Foreign Government and Agency Securities (Cost $9,327,119) .............
9,235,289
U.S. Government and Agency Securities 0.0%
†
l
U.S. Treasury Bonds , 1.625%, 11/15/50 .................. United States 327,400 170,887
Total U.S. Government and Agency Securities (Cost $170,887) ..................
170,887

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities 2.5%
Capital Markets 0.0%
†
b,k
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.122% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 250,000 $ 250,662
Consumer Staples Distribution & Retail 0.0%
†
CVS Pass-Through Trust ,
6.036%, 12/10/28 .................................. United States 13,967 14,101
b
2013, 144A, 4.704%, 1/10/36 ......................... United States 155,021 146,385
160,486
a a a a a a
Financial Services 2.5%
b,k
AGL Core CLO 31 Ltd. , 2024-31A , A , 144A, FRN , 5.068% ,
( 3-month SOFR + 1.4% ), 7/20/37 . ..................... United States 250,000 250,125
b,k
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.11% , ( 3-month
SOFR + 1.44% ), 7/21/37 . ............................ United States 250,000 250,666
b,k
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 4.819% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 250,000 249,937
b,k
Battalion CLO 18 Ltd. , 2020-18A , ARR , 144A, FRN , 4.852% ,
( 3-month SOFR + 1.18% ), 10/15/36 . ................... United States 220,000 220,260
b,k
Battalion CLO X Ltd. , 2016-10A , A1R3 , 144A, FRN , 4.808% ,
( 3-month SOFR + 1.14% ), 1/24/35 . .................... United States 399,271 399,701
b,k
BDS Ltd. , 2021-FL10 , A , 144A, FRN , 5.144% , ( 1-month SOFR +
1.464% ), 12/16/36 . ................................. United States 84,698 84,802
b,k
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.068% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 250,000 250,303
b,k
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.298% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 200,000 200,593
b,k
BRAVO Residential Funding Trust , 2021-HE3 , A2 , 144A, FRN ,
4.662% , ( 30-day SOFR Average + 1% ), 8/25/69 . .......... United States 96,529 96,095
b,k
Carlyle US CLO Ltd. , 2020-2A , A1R2 , 144A, FRN , 4.748% ,
( 3-month SOFR + 1.08% ), 1/25/35 . .................... United States 600,000 598,806
b,k
CBAM Ltd. , 2017-2A , AR , 144A, FRN , 5.119% , ( 3-month SOFR +
1.452% ), 7/17/34 . ................................. United States 275,000 275,370
b,k
CIFC Funding Ltd. ,
2014-2RA, AR, 144A, FRN, 5.028%, (3-month SOFR + 1.36%),
10/24/37 ........................................ United States 250,000 250,189
2020-1A, A1R, 144A, FRN, 5.084%, (3-month SOFR +
1.412%), 7/15/36 .................................. United States 310,000 310,414
2021-7A, AR, 144A, FRN, 4.761%, (3-month SOFR + 1.09%),
1/23/35 ......................................... United States 496,000 496,164
b
Compass Datacenters Issuer II LLC , 2025-2A , A1 , 144A, 4.926% ,
11/25/50 . ........................................ United States 320,000 315,402
b,k
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.099% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 250,000 250,330
b,k
Danby Park CLO Ltd. , 2022-1A , AR , 144A, FRN , 5.03% , ( 3-month
SOFR + 1.36% ), 10/21/37 . ........................... Jersey 250,000 250,191
b,k
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.148% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 250,000 250,664
b,k
Dryden 86 CLO Ltd. , 2020-86A , A1R2 , 144A, FRN , 4.798% ,
( 3-month SOFR + 1.13% ), 7/17/34 . .................... United States 650,000 650,678
b,k
Elevation CLO Ltd. ,
2018-10A, AR, 144A, FRN, 4.588%, (3-month SOFR + 0.92%),
10/20/31 ........................................ United States 297 297
2021-13A, A1R, 144A, FRN, 4.732%, (3-month SOFR +
1.06%), 7/15/34 ................................... United States 250,000 250,175
b,k
Elmwood CLO 27 Ltd. , 2024-3A , A , 144A, FRN , 5.188% ,
( 3-month SOFR + 1.52% ), 4/18/37 . .................... United States 250,000 250,645

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,k
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.05% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 250,000 $ 250,192
b,k
Elmwood CLO I Ltd. , 2019-1A , A1R3 , 144A, FRN , 4.78% ,
( 3-month SOFR + 1.12% ), 4/20/37 . .................... United States 200,000 199,100
b,k
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.048% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 250,000 250,197
b,k
FS Rialto , 2021-FL3 , A , 144A, FRN , 5.037% , ( 1-month SOFR +
1.364% ), 11/16/36 . ................................. United States 53,355 53,387
b,k
GoldenTree Loan Management US CLO 11 Ltd. , 2021-11A , AR ,
144A, FRN , 4.748% , ( 3-month SOFR + 1.08% ), 10/20/34 . ... United States 900,000 900,561
b,k
GoldenTree Loan Management US CLO 9 Ltd. , 2021-9A , AR ,
144A, FRN , 5.168% , ( 3-month SOFR + 1.5% ), 4/20/37 . ..... United States 250,000 250,000
b
Home Partners of America Trust , 2021-2 , C , 144A, 2.402% ,
12/17/26 . ........................................ United States 191,869 188,321
b
J.P. Morgan Mortgage Trust ,
k
2023-HE2, A1, 144A, FRN, 5.373%, (30-day SOFR Average +
1.7%), 3/20/54 .................................... United States 37,030 37,125
2024-CES1, A1A, 144A, 5.919%, 6/25/54 ................ United States 47,457 47,707
b,k
KKR CLO 43 Ltd. , 2022-43A , A2R2 , 144A, FRN , 5.121% ,
( 3-month SOFR + 1.45% ), 4/15/38 . .................... Jersey 560,000 559,823
b,k
KREF Ltd. , 2022-FL3 , A , 144A, FRN , 5.127% , ( 1-month SOFR +
1.45% ), 2/17/39 . .................................. United States 69,292 69,329
k
Long Beach Mortgage Loan Trust , 2004-1 , A2 , FRN , 4.593% ,
( 1-month SOFR + 0.914% ), 2/25/34 . ................... United States 167,558 166,865
k
Morgan Stanley ABS Capital I, Inc. Trust , 2004-HE6 , M1 , FRN ,
4.618% , ( 1-month SOFR + 0.939% ), 8/25/34 . ............. United States 37,782 37,368
b,k
Nassau Ltd. , 2020-1A , A1R , 144A, FRN , 5.224% , ( 3-month SOFR
+ 1.552% ), 1/15/35 . ................................ United States 245,417 245,561
b,k
Neuberger Berman CLO XVII Ltd. , 2014-17A , AR3 , 144A, FRN ,
5.069% , ( 3-month SOFR + 1.4% ), 7/22/38 . ............... United States 250,000 250,187
b,k
Neuberger Berman Loan Advisers CLO 43 Ltd. , 2021-43A , AR ,
144A, FRN , 4.718% , ( 3-month SOFR + 1.05% ), 7/17/36 . .... United States 800,000 800,426
b,k
Neuberger Berman Loan Advisers CLO 45 Ltd. , 2021-45A , AR ,
144A, FRN , 4.727% , ( 3-month SOFR + 1.06% ), 10/14/36 . ... United States 1,000,000 1,000,644
b,k
Neuberger Berman Loan Advisers CLO 51 Ltd. , 2022-51A , BR2 ,
144A, FRN , 5.068% , ( 3-month SOFR + 1.4% ), 10/23/36 . .... Jersey 275,000 275,005
b,k
Northwoods Capital 27 Ltd. , 2021-27A , A1R , 144A, FRN , 4.848% ,
( 3-month SOFR + 1.18% ), 10/17/34 . ................... United States 330,000 330,387
b,k
Oaktree CLO Ltd. ,
2021-1A, A1R, 144A, FRN, 5.022%, (3-month SOFR + 1.35%),
1/15/38 ......................................... United States 250,000 250,582
2021-2A, AR, 144A, FRN, 4.642%, (3-month SOFR + 0.97%),
1/15/35 ......................................... United States 750,000 750,244
b,k
Octagon Investment Partners 49 Ltd. , 2020-5A , ARR , 144A, FRN ,
4.792% , ( 3-month SOFR + 1.12% ), 4/15/37 . .............. United States 680,000 677,793
b,k
OHA Loan Funding Ltd. , 2016-1A , A1R2 , 144A, FRN , 5.128% ,
( 3-month SOFR + 1.46% ), 7/20/37 . .................... United States 250,000 250,663
k
Park Place Securities, Inc. , 2004-WCW2 , M3 , FRN , 4.843% ,
( 1-month SOFR + 1.164% ), 10/25/34 . .................. United States 54,703 54,384
b
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 235,871 235,052
b
PK Alift Loan Funding 8 LP , 2026-1 , A , 144A, 4.614% , 9/15/43 . . United States 250,000 247,267
b
PRET LLC , 2026-NPL3 , A1 , 144A, 4.968% , 2/25/56 . ......... United States 469,128 465,634
b,k
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.119% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 208,241 208,062
b
RCO X Mortgage LLC , 2026-1 , A1 , 144A, 5.536% , 3/25/31 . .... United States 164,000 164,420
b,k
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.062% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 250,000 250,198

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,k
Sound Point CLO XXVI Ltd. , 2020-1A , AR , 144A, FRN , 5.099% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 258,000 $ 258,343
b,k
Sound Point CLO XXXII Ltd. , 2021-4A , AR , 144A, FRN , 4.96% ,
( 3-month SOFR + 1.03% ), 10/25/34 . ................... United States 250,000 249,998
b
Stack Infrastructure Issuer LLC , 2026-1A , A2 , 144A, 5% , 3/27/56 . United States 266,000 256,496
b,k
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.572% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 141,277 141,256
b,k
TCW CLO Ltd. , 2020-1A , A1R3 , 144A, FRN , 4.718% , ( 3-month
SOFR + 1.05% ), 4/20/34 . ............................ United States 900,000 900,043
b,k
Trinitas CLO XV Ltd. , 2021-15A , A1R , 144A, FRN , 4.789% ,
( 3-month SOFR + 1.12% ), 4/22/34 . .................... United States 400,000 400,357
b,k
Trinitas CLO XVIII Ltd. , 2021-18A , A1R , 144A, FRN , 4.888% ,
( 3-month SOFR + 1.22% ), 1/20/35 . .................... United States 250,000 250,089
b
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 . ......... United States 94,318 93,861
b,k
Venture 41 CLO Ltd. , 2021-41A , A1RR , 144A, FRN , 4.798% ,
( 3-month SOFR + 1.13% ), 1/20/34 . .................... United States 480,000 480,521
b,k
Venture XIX CLO Ltd. , 2014-19A , ARR , 144A, FRN , 5.194% ,
( 3-month SOFR + 1.522% ), 1/15/32 . ................... United States 62,280 62,352
b,k
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.114% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 57,943 58,015
b,k
Wise CLO Ltd. , 2024-2A , A , 144A, FRN , 5.132% , ( 3-month SOFR
+ 1.46% ), 7/15/37 . ................................. United States 250,000 250,659
b,k
Zais CLO 16 Ltd. , 2020-16A , A1R2 , 144A, FRN , 4.798% ,
( 3-month SOFR + 1.13% ), 10/20/34 . ................... United States 300,000 300,382
19,320,663
a a a a a a
Total Asset-Backed Securities (Cost $19,741,913) .............................
19,731,811
Commercial Mortgage-Backed Securities 1.7%
Financial Services 1.7%
b
1166 Avenue of the Americas Commercial Mortgage Trust II ,
2005-C6A , A3 , 144A, 5.69% , 10/13/37 .................. United States 332,000 339,494
b,m,n
Arbor Multifamily Mortgage Securities Trust , 2020-MF1 , XA , IO,
144A, FRN , 0.925% , 5/15/53 ......................... United States 3,045,802 91,979
m,n
BANK , 2019-BN20 , XA , IO, FRN , 0.806% , 9/15/62 .......... United States 3,648,052 86,313
m,n
BANK Trust , 2020-BN28 , XA , IO, FRN , 1.759% , 3/15/63 ...... United States 6,765,595 428,278
m,n
BANK5 Trust , 2024-5YR7 , XA , IO, FRN , 1.334% , 6/15/57 ..... United States 3,733,450 137,926
Barclays Commercial Mortgage Trust ,
2019-C3, C, 4.178%, 5/15/52 ......................... United States 121,000 110,427
m,n
2019-C4, XA, IO, FRN, 1.514%, 8/15/52 ................. United States 2,490,767 95,284
n
BBCMS Mortgage Trust ,
m
2024-5C29, XA, IO, FRN, 1.598%, 9/15/57 ............... United States 4,723,393 224,887
2026-5C40, AS, FRN, 5.529%, 2/15/59 ................. United States 114,000 115,684
2026-5C40, C, FRN, 5.813%, 2/15/59 .................. United States 167,000 166,671
Benchmark Mortgage Trust ,
n
2025-V16, B, FRN, 6.13%, 8/15/58 ..................... United States 175,000 181,378
b,m,n
2025-V18, XA, IO, 144A, FRN, 1.257%, 10/15/58 .......... United States 4,260,699 216,076
n
2025-V19, AS, FRN, 5.597%, 1/15/58 ................... United States 134,000 136,245
2026-V21, AS, 5.506%, 3/15/31 ....................... United States 296,000 299,727
m,n
2026-V21, XA, IO, FRN, 1.648%, 11/15/30 ............... United States 1,476,000 93,077
m,n
BMO Mortgage Trust , 2026-5C14 , XA , IO, FRN , 1.394% , 3/15/59 United States 3,087,000 159,056
b,k
BX Commercial Mortgage Trust , 2026-CSMO , C , 144A, FRN ,
5.673% , ( 1-month SOFR + 2% ), 2/15/43 ................ United States 185,000 185,561
b
BX Trust ,
n
2025-ARIA, C, 144A, FRN, 5.517%, 12/13/42 ............. United States 246,000 245,526

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
BX Trust, (continued)
k
2025-VOLT, A, 144A, FRN, 5.373%, (1-month SOFR + 1.7%),
12/15/44 ........................................ United States 123,000 $ 122,840
n
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 182,000 166,946
n
CFCRE Commercial Mortgage Trust ,
b
2011-C2, D, 144A, FRN, 5.249%, 12/15/47 ............... United States 23,889 23,554
b
2011-C2, E, 144A, FRN, 5.249%, 12/15/47 ............... United States 140,000 132,463
2017-C8, B, FRN, 4.199%, 6/15/50 .................... United States 179,000 173,756
n
CGMS Commercial Mortgage Trust , 2017-B1 , AS , FRN , 3.711% ,
8/15/50 ......................................... United States 146,000 142,780
Citigroup Commercial Mortgage Trust , 2020-GC46 , A2 , 2.708% ,
2/15/53 ......................................... United States 266,583 252,028
n
COMM Mortgage Trust ,
b
2013-CR13, D, 144A, FRN, 6.702%, 11/10/46 ............ United States 178,008 100,795
2014-CR17, C, FRN, 4.471%, 5/10/47 .................. United States 217,000 205,113
b
2014-CR17, D, 144A, FRN, 4.535%, 5/10/47 ............. United States 159,000 134,915
m
2014-UBS4, XA, IO, FRN, 0.552%, 8/10/47 .............. United States 520,239 1,690
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................. United States 68,861 67,992
2015-CR22, B, FRN, 3.926%, 3/10/48 .................. United States 121,307 116,583
2015-LC19, C, FRN, 4.408%, 2/10/48 .................. United States 198,192 193,370
CSAIL Commercial Mortgage Trust ,
n
2015-C1, C, FRN, 3.742%, 4/15/50 .................... United States 233,000 217,908
n
2016-C7, AS, FRN, 3.958%, 11/15/49 ................... United States 255,000 252,236
m,n
2019-C15, XA, IO, FRN, 0.987%, 3/15/52 ................ United States 6,969,524 154,775
2019-C17, AS, 3.278%, 9/15/52 ....................... United States 194,000 176,717
m,n
2020-C19, XA, IO, FRN, 1.085%, 3/15/53 ................ United States 5,584,354 179,380
b,n
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.294% ,
8/10/44 ......................................... United States 390,287 381,738
b,n
GS Mortgage Securities Corp. Trust , 2017-375H , A , 144A, FRN ,
3.475% , 9/10/37 ................................... United States 259,000 252,126
n
GS Mortgage Securities Trust ,
2015-GC30, B, FRN, 3.887%, 5/10/50 .................. United States 255,783 248,941
m
2019-GC38, XA, IO, FRN, 1.005%, 2/10/52 .............. United States 3,444,893 84,064
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2016-
JP3 , AS , 3.144% , 8/15/49 ........................... United States 256,000 248,582
n
JPMBB Commercial Mortgage Securities Trust ,
2013-C12, C, FRN, 3.859%, 7/15/45 ................... United States 116,450 115,039
2014-C18, B, FRN, 4.474%, 2/15/47 ................... United States 186,764 185,635
2014-C18, C, FRN, 4.474%, 2/15/47 ................... United States 200,000 195,496
2014-C23, B, FRN, 4.537%, 9/15/47 ................... United States 128,583 127,212
2014-C24, AS, FRN, 3.914%, 11/15/47 .................. United States 275,000 267,857
m
2014-C25, XA, IO, FRN, 0.33%, 11/15/47 ................ United States 499,939 2,045
n
JPMCC Commercial Mortgage Securities Trust , 2017-JP5 , AS ,
FRN , 3.876% , 3/15/50 .............................. United States 173,000 168,759
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 386,000 382,488
b,n
MAD Commercial Mortgage Trust ,
2025-11MD, C, 144A, FRN, 5.255%, 10/15/42 ............ United States 177,000 178,363
2025-11MD, D, 144A, FRN, 5.935%, 10/15/42 ............ United States 173,000 175,962
n
Morgan Stanley Bank of America Merrill Lynch Trust ,
b
2012-C5, E, 144A, FRN, 4.559%, 8/15/45 ............... United States 109,420 108,936
2013-C10, B, FRN, 3.951%, 7/15/46 ................... United States 293,706 279,222
2015-C21, B, FRN, 3.854%, 3/15/48 ................... United States 292,982 287,112
2015-C22, B, FRN, 3.883%, 4/15/48 ................... United States 125,000 116,232
2015-C22, C, FRN, 3.97%, 4/15/48 .................... United States 234,000 204,543
Morgan Stanley Capital I Trust ,
n
2016-UB12, AS, FRN, 3.778%, 12/15/49 ................ United States 193,000 184,491

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Morgan Stanley Capital I Trust, (continued)
2018-L1, A3, 4.139%, 10/15/51 ....................... United States 155,130 $ 154,527
b
One Bryant Park Trust , 2019-OBP , A , 144A, 2.516% , 9/15/54 .. United States 165,000 152,583
b,k
SHRN Trust , 2025-MF18 , A , 144A, FRN , 4.873% , ( 1-month SOFR
+ 1.2% ), 10/15/40 ................................. United States 180,000 179,779
b,o
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 357,873 42
m,n
UBS Commercial Mortgage Trust ,
2017-C7, XA, IO, FRN, 0.964%, 12/15/50 ................ United States 2,426,754 32,269
2018-C8, XA, IO, FRN, 0.807%, 2/15/51 ................. United States 5,327,305 65,035
b
VCAT LLC , 2026-NPL2 , A1 , 144A, 5.062% , 2/25/56 .......... United States 1,065,867 1,061,866
b,n
VEGAS , 2024-GCS , D , 144A, FRN , 6.217% , 7/10/36 ......... United States 121,000 120,614
Wells Fargo Commercial Mortgage Trust ,
b,n
2013-LC12, D, 144A, FRN, 3.744%, 7/15/46 ............. United States 169,000 115,763
2016-BNK1, AS, 2.814%, 8/15/49 ...................... United States 216,000 209,001
b
2016-C33, D, 144A, 3.123%, 3/15/59 ................... United States 175,781 171,936
m,n
2016-LC25, XA, IO, FRN, 0.787%, 12/15/59 .............. United States 3,395,784 7,730
m,n
2019-C52, XA, IO, FRN, 1.563%, 8/15/52 ................ United States 3,197,877 129,645
m,n
2024-5C1, XA, IO, FRN, 1.025%, 7/15/57 ................ United States 2,189,429 61,481
n
WFRBS Commercial Mortgage Trust ,
b,o
2011-C3, D, 144A, FRN, 5.415%, 3/15/44 ............... United States 171,704 63,099
b
2013-C15, D, 144A, FRN, 4.152%, 8/15/46 .............. United States 134,334 94,706
2014-C21, B, FRN, 4.213%, 8/15/47 ................... United States 384,684 379,453
2014-C23, B, FRN, 4.315%, 10/15/57 ................... United States 93,000 90,237
13,414,039
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $13,900,707) ..............
13,414,039
Mortgage-Backed Securities 17.2%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.1%
FHLMC Pool, 30 Year, 2.5%, 8/01/50 - 10/01/50 ............ United States 446,355 385,634
FHLMC Pool, 30 Year, 4%, 9/01/45 ...................... United States 92,327 88,998
FHLMC Pool, 30 Year, 6.5%, 5/01/53 ..................... United States 90,823 93,960
568,592
Federal National Mortgage Association (FNMA) Fixed Rate 14.4%
FNMA, 2.73%, 9/01/29 ............................... United States 183,614 175,698
FNMA, 3.5%, 6/01/56 - 2/01/57 ......................... United States 2,128,360 1,945,490
FNMA, 4%, 1/01/57 .................................. United States 304,110 288,124
FNMA, 4.69%, 8/01/28 ............................... United States 62,691 63,325
FNMA, 5.28%, 12/01/28 .............................. United States 147,000 150,878
FNMA, 30 Year, 2.5%, 7/01/50 - 7/01/51 .................. United States 8,769,882 7,485,386
FNMA, 30 Year, 3%, 4/01/46 - 4/01/52 .................... United States 7,382,867 6,616,146
FNMA, 30 Year, 3.5%, 4/01/52 ......................... United States 1,053,279 974,857
FNMA, 30 Year, 6.5%, 3/01/53 - 5/01/53 .................. United States 1,066,950 1,108,921
p
Uniform Mortgage-Backed Securities, 2%, TBA, 4/25/56 ...... United States 840,000 676,791
p
Uniform Mortgage-Backed Securities, 2.5%, TBA, 4/25/41 ..... United States 10,000,000 9,449,538
p
Uniform Mortgage-Backed Securities, 2.5%, TBA, 4/25/56 ..... United States 27,180,000 22,856,681
p
Uniform Mortgage-Backed Securities, 3.5%, TBA, 4/25/56 ..... United States 5,800,000 5,317,895
p
Uniform Mortgage-Backed Securities, 4.5%, TBA, 4/25/56 ..... United States 22,140,000 21,279,638
p
Uniform Mortgage-Backed Securities, 5%, TBA, 4/25/41 ...... United States 600,000 604,475
p
Uniform Mortgage-Backed Securities, 5%, TBA, 4/25/56 ...... United States 21,840,000 21,542,125
p
Uniform Mortgage-Backed Securities, 5.5%, TBA, 4/25/56 ..... United States 13,560,000 13,598,601
p
Uniform Mortgage-Backed Securities, 6%, TBA, 4/25/56 ...... United States 1,680,000 1,712,733
115,847,302

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate 2.7%
p
GNMA II, Single-family, 30 Year, 2%, 4/15/56 ............... United States 380,000 $ 314,005
GNMA II, Single-family, 30 Year, 3%, 7/20/50 ............... United States 2,910,683 2,607,293
GNMA II, Single-family, 30 Year, 3%, 8/20/50 ............... United States 3,777,627 3,386,359
GNMA II, Single-family, 30 Year, 3%, 10/20/50 .............. United States 4,757,306 4,257,031
GNMA II, Single-family, 30 Year, 3%, 8/20/49 - 1/20/54 ....... United States 1,387,138 1,244,259
p
GNMA II, Single-family, 30 Year, 3%, 4/15/56 ............... United States 8,000,000 7,143,248
GNMA II, Single-family, 30 Year, 4.5%, 5/20/49 ............. United States 13,357 12,919
p
GNMA II, Single-family, 30 Year, 5%, 4/15/56 ............... United States 790,000 782,524
p
GNMA II, Single-family, 30 Year, 5.5%, 4/15/56 ............. United States 1,200,000 1,207,830
GNMA II, Single-family, 30 Year, 6%, 12/20/48 - 4/20/49 ...... United States 259,897 272,847
p
GNMA II, Single-family, 30 Year, 6%, 4/15/56 ............... United States 430,000 437,294
21,665,609
Total Mortgage-Backed Securities (Cost $142,677,067) .........................
138,081,503
Residential Mortgage-Backed Securities 1.3%
Financial Services 1.3%
k
Alternative Loan Trust ,
2005-65CB, 2A1, FRN, 4.218%, (1-month SOFR + 0.539%),
12/25/35 ........................................ United States 257,026 153,170
2006-OA19, A1, FRN, 3.97%, (1-month SOFR + 0.294%),
2/20/47 ......................................... United States 170,761 139,691
k
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN ,
3.983% , ( 1-month SOFR + 0.304% ), 5/25/47 ............. United States 393,353 238,800
b
Angel Oak Mortgage Trust , 2024-9 , A1 , 144A, 5.138% , 9/25/69 . United States 98,989 98,947
b,n
Arroyo Mortgage Trust ,
2019-1, A3, 144A, FRN, 4.208%, 1/25/49 ................ United States 18,738 18,367
2019-3, A3, 144A, FRN, 3.416%, 10/25/48 ............... United States 34,735 33,445
k
BankUnited Trust , 2005-1 , 1A1 , FRN , 4.393% , ( 1-month SOFR +
0.714% ), 9/25/45 .................................. United States 30,143 28,913
b,n
Bunker Hill Loan Depositary Trust , 2020-1 , A2 , 144A, FRN , 2.6% ,
2/25/55 ......................................... United States 164,036 162,780
b,k
Chase Home Lending Mortgage Trust ,
2025-10, A11, 144A, FRN, 4.962%, (30-day SOFR Average +
1.3%), 7/25/56 .................................... United States 85,154 85,310
2025-7, A11, 144A, FRN, 5.062%, (30-day SOFR Average +
1.4%), 5/25/56 .................................... United States 49,105 49,248
n
Citigroup Mortgage Loan Trust, Inc. , 2005-2 , 1A2A , FRN , 5.691% ,
5/25/35 ......................................... United States 48,179 47,767
b
Cross Mortgage Trust ,
2024-H4, A1, 144A, 6.147%, 7/25/69 ................... United States 89,242 89,983
n
2024-H8, A1, 144A, FRN, 5.549%, 12/25/69 .............. United States 591,077 593,348
b,n
CSMC Trust , 2021-RPL4 , A1 , 144A, FRN , 4.151% , 12/27/60 ... United States 110,542 110,236
b,k
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 5.312%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 11,895 11,897
2021-DNA6, M2, 144A, FRN, 5.162%, (30-day SOFR Average
+ 1.5%), 10/25/41 ................................. United States 109,480 109,609
2021-DNA7, M2, 144A, FRN, 5.462%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 346,000 346,971
2022-DNA2, M1A, 144A, FRN, 4.962%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 22,841 22,843
2022-DNA3, M1B, 144A, FRN, 6.562%, (30-day SOFR Average
+ 2.9%), 4/25/42 .................................. United States 12,000 12,221
2022-DNA5, M1A, 144A, FRN, 6.612%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 88,203 89,533

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,k
FHLMC STACR REMIC Trust, (continued)
2022-DNA6, M1A, 144A, FRN, 5.812%, (30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 2,596 $ 2,601
2022-DNA6, M1B, 144A, FRN, 7.362%, (30-day SOFR Average
+ 3.7%), 9/25/42 .................................. United States 12,000 12,382
2022-HQA1, M1A, 144A, FRN, 5.762%, (30-day SOFR Average
+ 2.1%), 3/25/42 .................................. United States 1,331 1,333
2023-DNA1, M1A, 144A, FRN, 5.761%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 51,736 52,244
2023-HQA2, M1A, 144A, FRN, 5.662%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 5,425 5,427
2023-HQA3, A1, 144A, FRN, 5.512%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 29,068 29,280
2023-HQA3, M1, 144A, FRN, 5.512%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 19,571 19,668
2025-DNA1, A1, 144A, FRN, 4.612%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 289,365 288,975
2025-DNA3, M1, 144A, FRN, 4.762%, (30-day SOFR Average
+ 1.1%), 9/25/45 .................................. United States 126,076 126,077
2025-DNA4, M1, 144A, FRN, 4.762%, (30-day SOFR Average
+ 1.1%), 10/25/45 ................................. United States 81,844 81,852
k
FNMA Connecticut Avenue Securities Trust ,
2016-C03, 2M2, FRN, 9.676%, (30-day SOFR Average +
6.014%), 10/25/28 ................................. United States 8,351 8,379
2016-C04, 1M2, FRN, 8.026%, (30-day SOFR Average +
4.364%), 1/25/29 .................................. United States 186,424 188,567
2016-C05, 2M2, FRN, 8.226%, (30-day SOFR Average +
4.564%), 1/25/29 .................................. United States 145,904 147,144
2016-C06, 1M2, FRN, 8.026%, (30-day SOFR Average +
4.364%), 4/25/29 .................................. United States 87,957 88,829
2016-C07, 2M2, FRN, 8.126%, (30-day SOFR Average +
4.464%), 5/25/29 .................................. United States 133,143 135,563
b
2021-R03, 1M2, 144A, FRN, 5.312%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 100,981 101,172
b
2022-R01, 1M1, 144A, FRN, 4.662%, (30-day SOFR Average +
1%), 12/25/41 .................................... United States 9,482 9,474
b
2022-R02, 2M2, 144A, FRN, 6.662%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 366,762 370,751
b
2022-R03, 1M2, 144A, FRN, 7.162%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 44,000 44,875
b
2022-R04, 1M2, 144A, FRN, 6.762%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 44,000 44,630
b
2022-R05, 2M2, 144A, FRN, 6.662%, (30-day SOFR Average +
3%), 4/25/42 ..................................... United States 497,000 504,277
b
2022-R09, 2M1, 144A, FRN, 6.162%, (30-day SOFR Average +
2.5%), 9/25/42 .................................... United States 38,320 38,692
b
2023-R06, 1M1, 144A, FRN, 5.362%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 11,329 11,349
b
2023-R07, 2M1, 144A, FRN, 5.612%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 4,521 4,528
b
2024-R03, 2M1, 144A, FRN, 4.812%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 7,514 7,509
b
2024-R04, 1M1, 144A, FRN, 4.762%, (30-day SOFR Average +
1.1%), 5/25/44 .................................... United States 8,946 8,942
b
2024-R06, 1A1, 144A, FRN, 4.812%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 101,830 101,847
b
2025-R01, 1A1, 144A, FRN, 4.612%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 87,010 86,836

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
FNMA Connecticut Avenue Securities Trust, (continued)
b
2025-R01, 1M1, 144A, FRN, 4.762%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 59,053 $ 58,973
b
2025-R02, 1A1, 144A, FRN, 4.662%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 99,602 99,489
b
2025-R02, 1M1, 144A, FRN, 4.812%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 159,436 159,402
b
2025-R03, 2A1, 144A, FRN, 5.112%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 14,946 14,981
b
2025-R04, 1A1, 144A, FRN, 4.662%, (30-day SOFR Average +
1%), 5/25/45 ..................................... United States 55,779 55,815
b
2025-R04, 1M1, 144A, FRN, 4.862%, (30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 122,115 122,218
b
2025-R06, 1A1, 144A, FRN, 4.562%, (30-day SOFR Average +
0.9%), 9/25/45 .................................... United States 135,816 135,574
b
2026-R01, 2A1, 144A, FRN, 4.512%, (30-day SOFR Average +
0.85%), 1/25/46 ................................... United States 231,120 229,846
b
2026-R01, 2M1, 144A, FRN, 4.662%, (30-day SOFR Average +
1%), 1/25/46 ..................................... United States 262,497 262,573
b
2026-R02, 1M1, 144A, FRN, 4.712%, (30-day SOFR Average +
1.05%), 2/25/46 ................................... United States 219,397 218,289
b
J.P. Morgan Mortgage Trust ,
k
2024-9, A11, 144A, FRN, 5.012%, (30-day SOFR Average +
1.35%), 2/25/55 ................................... United States 71,686 71,867
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................. United States 113,573 114,270
k
2025-1, A11, 144A, FRN, 4.912%, (30-day SOFR Average +
1.25%), 6/25/55 ................................... United States 146,978 147,358
b
Mill City Mortgage Loan Trust , 2023-NQM2 , A1 , 144A, 6.24% ,
12/25/67 ........................................ United States 109,229 108,912
b,n
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.491% , 8/26/47 .............................. United States 14,475 14,493
b
OBX Trust ,
2023-NQM10, A1, 144A, 6.465%, 10/25/63 .............. United States 184,552 185,875
k
2025-J2, AF, 144A, FRN, 4.962%, (30-day SOFR Average +
1.3%), 9/25/55 .................................... United States 78,503 78,704
b
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 .......... United States 98,429 97,705
b
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............ United States 179,429 177,672
b
PRPM Trust , 2024-NQM2 , A1 , 144A, 6.327% , 6/25/69 ........ United States 351,653 355,011
b,n
RMF Buyout Issuance Trust , 2020-HB1 , A1 , 144A, FRN , 1.719% ,
10/25/50 ........................................ United States 48,386 45,653
b
Starwood Mortgage Residential Trust ,
2020-2, M1E, 144A, 3%, 4/25/60 ...................... United States 287,820 285,508
n
2020-3, A3, 144A, FRN, 2.591%, 4/25/65 ................ United States 403,000 368,203
n
2021-3, A1, 144A, FRN, 1.127%, 6/25/56 ................ United States 94,364 82,198
b,k
Station Place Securitization Trust ,
2025-1, A, 144A, FRN, 4.578%, (1-month SOFR + 0.9%),
7/23/26 ......................................... United States 423,000 426,450
2025-3, A, 144A, FRN, 4.578%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 420,000 421,521
2025-7, A, 144A, FRN, 4.578%, (1-month SOFR + 0.9%),
11/24/26 ........................................ United States 424,000 424,975
b,k
Structured Agency Credit Risk , 2026-DNA1 , M1 , 144A, FRN ,
4.662% , ( 30-day SOFR Average + 1% ), 2/25/46 ........... United States 92,439 92,163
k
Structured Asset Mortgage Investments II Trust ,
2007-AR1, 2A1, FRN, 4.153%, (1-month SOFR + 0.474%),
1/25/37 ......................................... United States 61,846 56,400
2007-AR7, 1A1, FRN, 5.493%, (1-month SOFR + 0.964%),
5/25/47 ......................................... United States 330,241 274,622

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,n
Towd Point Mortgage Trust , 2016-5 , M2 , 144A, FRN , 3.375% ,
10/25/56 ........................................ United States 174,000 $ 165,068
WaMu Mortgage Pass-Through Certificates Trust ,
k
2004-AR13, A2B, FRN, 4.673%, (1-month SOFR + 0.994%),
11/25/34 ........................................ United States 71,679 70,076
n
2004-AR3, A2, FRN, 5.298%, 6/25/34 .................. United States 70,685 67,736
k
2005-AR9, A1C3, FRN, 4.753%, (1-month SOFR + 1.074%),
7/25/45 ......................................... United States 73,384 72,603
10,528,485
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $10,666,702) ...............
10,528,485
Agency Commercial Mortgage-Backed Securities 1.8%
Financial Services 1.8%
FHLMC ,
k
3065, DC, FRN, 8.5%, (-3 x 30-day SOFR Average + 19.517%),
3/15/35 ......................................... United States 27,451 28,368
3391, Strip, 4/15/37 ................................ United States 1,719 1,508
k
3408, EK, FRN, 10.556%, (-4 x 30-day SOFR Average +
25.332%), 4/15/37 ................................. United States 18,520 21,780
k
406, F30, FRN, 4.812%, (30-day SOFR Average + 1.15%),
10/25/53 ........................................ United States 153,769 155,388
k,m
4326, GS, IO, FRN, 2.263%, (-1 x 30-day SOFR Average +
5.936%), 4/15/44 .................................. United States 2,333,541 230,733
m
5010, IA, IO, 3.5%, 9/25/50 .......................... United States 1,490,744 267,401
m
5024, HI, IO, 4.5%, 10/25/50 ......................... United States 2,009,583 473,191
m
5036, IK, IO, 4%, 4/25/50 ............................ United States 2,011,540 424,437
m
5079, BI, IO, 5.5%, 2/25/51 .......................... United States 1,354,493 230,545
m
5104, HI, IO, 3.5%, 6/25/49 .......................... United States 1,571,134 289,966
m
5121, KI, IO, 4%, 6/25/51 ............................ United States 2,235,511 544,157
m
5134, IB, IO, 4%, 8/25/51 ............................ United States 2,202,081 439,404
m
5138, YI, IO, 4.5%, 12/25/49 ......................... United States 2,826,442 777,034
m
5142, AI, IO, 3.5%, 9/25/51 .......................... United States 2,197,049 413,520
m
5236, KI, IO, 4%, 11/25/51 ........................... United States 3,389,791 683,684
k
5387, DF, FRN, 4.862%, (30-day SOFR Average + 1.2%),
3/25/54 ......................................... United States 463,899 467,851
k
5393, FA, FRN, 4.862%, (30-day SOFR Average + 1.2%),
12/25/53 ........................................ United States 495,600 499,825
k
5438, FC, FRN, 4.762%, (30-day SOFR Average + 1.1%),
8/25/54 ......................................... United States 248,963 250,450
k
5440, FH, FRN, 4.762%, (30-day SOFR Average + 1.1%),
7/25/54 ......................................... United States 666,820 670,789
k
5446, DF, FRN, 4.812%, (30-day SOFR Average + 1.15%),
8/25/54 ......................................... United States 448,994 452,268
k
5466, FG, FRN, 4.612%, (30-day SOFR Average + 0.95%),
10/25/54 ........................................ United States 1,097,924 1,100,418
k
5493, FK, FRN, 4.812%, (30-day SOFR Average + 1.15%),
1/25/55 ......................................... United States 280,629 282,850
FNMA ,
2006-84, OT, Strip, 9/25/36 .......................... United States 589 498
2007-14, KO, Strip, 3/25/37 .......................... United States 3,545 3,027
m
2020-31, BI, IO, 4%, 5/25/50 ......................... United States 592,915 117,202
m
2020-96, JI, IO, 3%, 1/25/51 .......................... United States 3,548,968 585,673
m
2021-28, NI, IO, 3%, 5/25/41 ......................... United States 3,020,103 291,415
m
2021-45, MI, IO, 2.5%, 2/25/49 ........................ United States 3,222,317 395,644
m
2021-65, LI, IO, 3.5%, 10/25/51 ....................... United States 1,739,604 338,415

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FNMA, (continued)
k
2024-77, DF, FRN, 4.862%, (30-day SOFR Average + 1.2%),
10/25/53 ........................................ United States 114,162 $ 115,235
k
2024-82, FE, FRN, 4.612%, (30-day SOFR Average + 0.95%),
11/25/54 ........................................ United States 158,274 158,630
k
2024-89, FA, FRN, 4.862%, (30-day SOFR Average + 1.2%),
12/25/54 ........................................ United States 263,635 265,879
k
2024-98, FA, FRN, 4.812%, (30-day SOFR Average + 1.15%),
12/25/53 ........................................ United States 157,879 159,019
k
2025-25, FB, FRN, 4.612%, (30-day SOFR Average + 0.95%),
4/25/55 ......................................... United States 356,340 357,065
k
2025-41, FA, FRN, 4.812%, (30-day SOFR Average + 1.15%),
6/25/54 ......................................... United States 131,276 132,316
GNMA ,
m,n
2015-H26, EI, IO, FRN, 1.748%, 10/20/65 ............... United States 258,797 9,369
m,n
2016-H16, LI, IO, FRN, 2.705%, 7/20/66 ................ United States 1,011,995 53,648
m,n
2020-103, IO, FRN, 0.854%, 1/16/63 ................... United States 2,410,278 152,922
m
2021-117, MI, IO, 3.5%, 5/20/42 ....................... United States 3,132,957 483,987
m
2021-27, IT, IO, 3%, 2/20/51 .......................... United States 1,305,263 222,417
m
2022-30, IG, IO, 3%, 2/20/52 ......................... United States 3,759,798 566,890
k
2023-152, FB, FRN, 4.823%, (30-day SOFR Average + 1.15%),
4/20/51 ......................................... United States 261,432 266,829
k
2024-78, QF, FRN, 4.773%, (30-day SOFR Average + 1.1%),
5/20/54 ......................................... United States 293,626 295,107
k,m
2025-120, SD, IO, FRN, 2.21%, (-1 x 1-month SOFR +
5.886%), 10/20/49 ................................. United States 1,686,331 184,594
k
2025-169, FC, FRN, 4.673%, (30-day SOFR Average + 1%),
10/20/55 ........................................ United States 301,650 302,730
14,164,078
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $12,801,059) .......
14,164,078
Municipal Bonds 0.2%
Alabama 0.0%
†
Alabama Economic Settlement Authority , BP Settlement Fund ,
Revenue , 2016 B , 4.263% , 9/15/32 .................... United States 195,000 193,385
California 0.0%
†
State of California , GO , 4.35% , 11/01/32 ..................
United States 165,000 164,620
Florida 0.0%
†
State Board of Administration Finance Corp. , Florida Hurricane
Catastrophe Fund , Revenue , 2024 A , 5.526% , 7/01/34 ...... United States 120,000 125,837
Illinois 0.1%
City of Chicago , GO , 2017 B , PEDM , 7.045% , 1/01/29 ........
United States 65,000 66,475
q
State of Illinois , GO , 2026 A , 4.854% , 4/01/32 .............. United States 140,000 142,078
208,553
Pennsylvania 0.0%
†
Philadelphia Authority for Industrial Development , City of
Philadelphia , Revenue , 2004 , NATL Insured , 6.55% , 10/15/28 United States 105,000 110,882
Redevelopment Authority of the City of Philadelphia , City of
Philadelphia , Revenue , 2026 A , 4.132% , 11/01/30 ......... United States 70,000 69,658
180,540

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina 0.1%
South Carolina Public Service Authority , Revenue , 2009 F , 5.74% ,
1/01/30 ......................................... United States 250,000 $ 258,073
Virginia 0.0%
†
Virginia Commonwealth University , Revenue , 2020 B , Refunding ,
2.124% , 11/01/30 .................................. United States 120,000 109,953
Total Municipal Bonds (Cost $1,248,645) .....................................
1,240,961
Total Long Term Investments (Cost $649,598,896) .............................
776,002,605
a
Short Term Investments 17.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers 6.4%
b,r
Atlantic Asset Securitization LLC , 144A, 3.85% , 5/15/26 ...... United States 4,653,000 4,630,695
r
Bank of Montreal , 3.7% , 4/23/26 ........................ Canada 5,404,000 5,391,268
b,r
Coca-Cola Co. (The) , 144A, 3.66% , 4/07/26 ............... United States 5,000,000 4,996,441
b,r
DNB Bank ASA , 144A, 3.61% , 4/08/26 ................... Norway 4,200,000 4,196,634
b,r
Gotham Funding Corp. , 144A, 3.9% , 6/16/26 ............... United States 4,000,000 3,966,893
b,r
ING US Funding LLC , 144A, 3.73% , 4/21/26 ............... Netherlands 3,555,000 3,547,272
b,r
Nestle Finance International Ltd. , 144A, 3.75% , 5/05/26 ...... United States 4,000,000 3,985,476
r
Royal Bank of Canada , 3.85% , 6/01/26 ................... Canada 4,000,000 3,973,652
b,r
Toronto-Dominion Bank (The) , 144A, 3.85% , 6/26/26 ......... Canada 4,000,000 3,963,148
b,r
TotalEnergies Capital SA , 144A, 3.75% , 4/20/26 ............ France 4,000,000 3,991,691
b,r
Walmart, Inc. , 144A, 3.78% , 6/11/26 ..................... United States 4,277,000 4,244,940
r
Westpac Banking Corp. , 3.85% , 6/03/26 .................. Australia 4,000,000 3,972,819
Total Commercial Papers (Cost $50,864,559) .................................
50,860,929
a a a
U.S. Government and Agency Securities 2.3%
r,s
U.S. Treasury Bills ,
3.47%, 4/23/26 ................................... United States 200,000 199,557
3.58%, 7/16/26 ................................... United States 18,700,000 18,502,968
18,702,525
Total U.S. Government and Agency Securities (Cost $18,705,506) ...............
18,702,525
Shares
Management Investment Companies 5.8%
t,u
Putnam Short Term Investment Fund, Class P, 3.821% ....... United States 46,536,878 46,536,878
Total Management Investment Companies (Cost $46,536,878) ..................
46,536,878
Money Market Funds 0.4%
u,v
JPM USD Treasury CNAV Fund, 3.49% ................... Luxembourg 19,457 19,457
t,u,v
Putnam Government Money Market Fund, Class G, 3.489% ... United States 2,789,748 2,789,748
Total Money Market Funds (Cost $2,809,205) .................................
2,809,205

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 2.5%
w
Joint tri-party repurchase agreement with Banc of America
Securities LLC, 3.67%, 4/01/26 (Maturity Value $3,478,020)
Collateralized by U.S. Government and Agency Securities,
3.44% - 7%, 11/01/35 - 12/01/55 and Collateralized by Agency
Mortgage-Backed Securities, 3% - 6.5%, 1/20/46 - 2/15/61
(valued at $3,547,219) .............................. 3,477,665 $ 3,477,665
w
Joint tri-party repurchase agreement with Bank of Nova Scotia
(The), 3.66%, 4/01/26 (Maturity Value $499,912)
Collateralized by U.S. Treasury Bonds, 0.25% - 0.75%, 2/15/42
- 2/15/50 and Collateralized by U.S. Treasury Notes, 0.125% -
4.375%, 4/30/28 - 5/15/34 (valued at $509,911) ........... 499,862 499,862
w
Joint tri-party repurchase agreement with BNP Paribas Securities
Co., 3.67%, 4/01/26 (Maturity Value $2,247,385)
Collateralized by U.S. Government and Agency Securities,
1.968% - 7%, 12/01/27 - 4/01/56 (valued at $2,292,333) ..... 2,247,156 2,247,156
w
Joint tri-party repurchase agreement with Citigroup Global
Markets, Inc., 3.67%, 4/01/26 (Maturity Value $3,461,794)
Collateralized by U.S. Treasury Bonds, 2.125%, 2/15/41 and
U.S. Treasury Notes, 2.375% - 4.625%, 9/15/28 - 10/15/28
(valued at $3,530,671) .............................. 3,461,441 3,461,441
w
Joint tri-party repurchase agreement with HSBC Securities USA,
Inc., 3.67%, 4/01/26 (Maturity Value $7,141,607)
Collateralized by U.S. Government and Agency Securities,
1.17% - 7.5%, 8/01/30 - 3/01/56 (valued at $7,284,439) ..... 7,140,879 7,140,879
w
Joint tri-party repurchase agreement with Royal Bank of Canada,
3.67%, 4/01/26 (Maturity Value $3,356,555)
Collateralized by U.S. Treasury Bonds, 1.625% - 4.625%,
2/15/40 - 11/15/54 and Collateralized by U.S. Treasury Notes,
3.625% - 4.625%, 4/30/27 - 2/15/34 (valued at $3,423,338) .. 3,356,213 3,356,213
Total Repurchase Agreements (Cost $20,183,216) .............................
20,183,216
Total Short Term Investments (Cost $139,099,364 ) .............................
139,092,753
a
Total Investments (Cost $788,698,260) 114.3% ................................
$915,095,358
TBA Sale Commitments (3.8)% ..............................................
(30,208,693)
Other Assets, less Liabilities (10.5)% ........................................
(83,552,361)
Net Assets 100.0% .........................................................
$801,334,304
a a a
x
TBA Sale Commitments (3.8)%
Mortgage-Backed Securities (3.8)%
Federal National Mortgage Association (FNMA) Fixed Rate (3.8)%
Uniform Mortgage-Backed Securities ,
3%, TBA, 4/25/56 .................................. United States (450,000) (395,321)
4%, TBA, 4/25/56 .................................. United States (300,000) (283,127)
4.5%, TBA, 4/25/56 ................................ United States (17,280,000) (16,588,572)
5.5%, TBA, 4/25/56 ................................ United States (12,000,000) (12,031,172)
6.5%, TBA, 4/25/56 ................................ United States (880,000) (910,501)
(30,208,693)
Total TBA Sale Commitments (Proceeds $(30,357,917)) ........................
$(30,208,693)

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $134,447,725, representing 16.8% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
e
See Note 8 regarding restricted securities.
f
Income may be received in additional securities and/or cash.
g
Perpetual security with no stated maturity date.
h
The coupon rate shown represents the rate at period end.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(e).
j
See Note 1(g) regarding senior floating rate interests.
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts. See Note 1(f).
m
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
n
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
o
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
p
Security purchased on a to-be-announced (TBA) basis. See Note 1(e).
q
Security purchased on a when-issued basis. See Note 1(e).
r
The rate shown represents the yield at period end.
s
A portion or all of the security has been segregated as collateral for certain derivative contracts and TBA securities. At March 31, 2026, the aggregate value of these securi-
ties pledged amounted to $18,122,708, representing 2.3% of net assets.
t
See Note 3(g) regarding investments in affiliated management investment companies.
u
The rate shown is the annualized seven-day effective yield at period end.
v
The security is owned by Franklin Dynamic Asset Allocation Conservative Ltd., a wholly-owned subsidiary of the Fund. See Note 1(h).
w
See Note 1(c) regarding joint repurchase agreement.
x
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1(e).

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

At March 31, 2026, the Fund had the following futures contracts outstanding. See Note 1(f).
At March 31, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1(f).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Short 296 $ 42,936,280 6/19/26 $ 465,587
MSCI Emerging Markets Index .................. Long 194 14,109,620 6/19/26 (433,031)
Russell 2000 E-Mini Index ...................... Short 51 6,406,110 6/18/26 21,336
S&P 500 E-Mini Index ......................... Short 485 159,340,688 6/18/26 4,417,201
TOPIX Index ................................ Long 36 7,948,332 6/11/26 (228,327)
Interest rate contracts
Canada 10 Year Bonds ........................ Long 96 8,281,906 6/19/26 (148,561)
Euro-BTP .................................. Long 29 3,897,665 6/08/26 (133,904)
Euro-Bund ................................. Long 111 16,087,455 6/08/26 (311,575)
Euro-OAT .................................. Long 29 3,978,447 6/08/26 (102,774)
Japan 10 Year Bonds ......................... Long 21 17,242,746 6/15/26 (191,936)
Long Gilt ................................... Long 48 5,577,545 6/26/26 (283,253)
U.S. Treasury 10 Year Notes .................... Long 181 20,099,484 6/18/26 85,141
U.S. Treasury 10 Year Ultra Notes ................ Short 21 2,383,828 6/18/26 53,774
U.S. Treasury 2 Year Notes ..................... Long 365 75,717,539 6/30/26 (546,436)
U.S. Treasury 5 Year Notes ..................... Long 402 43,488,235 6/30/26 (634,191)
U.S. Treasury Long Bonds ..................... Long 248 28,241,000 6/18/26 (933,626)
U.S. Treasury Ultra Bonds ...................... Long 174 20,281,875 6/18/26 (694,965)
Total Futures Contracts ...................................................................... $400,460
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Buy 143,800 96,077 4/15/26 $ 3,121 $ —
Australian Dollar .... BZWS Buy 91,400 61,067 4/15/26 1,984 —
Australian Dollar .... CITI Sell 35,200 23,519 4/15/26 — (763)
Australian Dollar .... GSCO Sell 26,900 17,971 4/15/26 — (585)
Australian Dollar .... MSCO Buy 118,100 79,964 4/15/26 1,506 —
Australian Dollar .... MSCO Sell 969,700 680,666 4/15/26 11,733 —
Australian Dollar .... SSBT Buy 942,200 633,193 4/15/26 16,769 —
Australian Dollar .... TDOM Buy 173,600 116,664 4/15/26 3,091 —
Australian Dollar .... TDOM Sell 38,600 26,874 4/15/26 246 —
Australian Dollar .... UBSW Buy 997,800 670,514 4/15/26 17,803 —
Canadian Dollar .... BOFA Buy 6,044,700 4,430,335 4/15/26 — (82,563)
Canadian Dollar .... BZWS Sell 800 578 4/15/26 3 —
Canadian Dollar .... JPHQ Sell 297,600 215,107 4/15/26 1,052 —
Canadian Dollar .... MSCO Sell 1,527,900 1,107,042 4/15/26 8,069 —
Canadian Dollar .... SSBT Buy 38,200 28,198 4/15/26 — (722)
Canadian Dollar .... SSBT Sell 65,900 47,685 4/15/26 285 —
Canadian Dollar .... UBSW Sell 117,200 84,805 4/15/26 506 —
Israeli New Shekel .. BZWS Buy 90,500 28,750 4/15/26 53 —
Israeli New Shekel .. CITI Buy 1,800 572 4/15/26 1 —
Israeli New Shekel .. HSBK Buy 364,900 116,300 4/15/26 — (168)

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Israeli New Shekel .. SSBT Buy 11,400 3,634 4/15/26 $ — $ (6)
Israeli New Shekel .. UBSW Buy 231,400 73,762 4/15/26 — (118)
New Zealand Dollar . MSCO Buy 49,400 28,579 4/15/26 — (179)
Chinese Yuan ...... SSBT Sell 3,999,600 580,265 5/13/26 — (2,221)
Hong Kong Dollar ... BOFA Buy 1,034,800 132,826 5/13/26 — (545)
Hong Kong Dollar ... BZWS Buy 580,100 74,445 5/13/26 — (289)
Hong Kong Dollar ... GSCO Buy 2,687,500 344,918 5/13/26 — (1,368)
Hong Kong Dollar ... GSCO Sell 54,700 7,007 5/13/26 15 —
Hong Kong Dollar ... HSBK Sell 7,368,000 945,425 5/13/26 3,556 —
Hong Kong Dollar ... MSCO Buy 898,400 115,274 5/13/26 — (429)
Hong Kong Dollar ... SSBT Buy 836,800 107,381 5/13/26 — (411)
Hong Kong Dollar ... UBSW Buy 292,700 37,559 5/13/26 — (142)
Japanese Yen ...... BOFA Buy 44,636,100 286,772 5/13/26 — (4,459)
Japanese Yen ...... BOFA Sell 6,265,300 40,920 5/13/26 1,293 —
Japanese Yen ...... BZWS Sell 23,026,200 147,930 5/13/26 2,294 —
Japanese Yen ...... CITI Sell 85,819,900 551,252 5/13/26 8,461 —
Japanese Yen ...... GSCO Buy 44,273,700 284,450 5/13/26 — (4,429)
Japanese Yen ...... GSCO Sell 10,693,300 67,327 5/13/26 — (306)
Japanese Yen ...... HSBK Buy 14,710,400 94,511 5/13/26 — (1,471)
Japanese Yen ...... HSBK Sell 44,529,900 289,005 5/13/26 7,364 —
Japanese Yen ...... JPHQ Buy 2,739,300 17,600 5/13/26 — (274)
Japanese Yen ...... MSCO Buy 349,412,900 2,239,053 5/13/26 185 (29,281)
Japanese Yen ...... MSCO Sell 18,607,900 117,563 5/13/26 — (128)
Japanese Yen ...... SSBT Sell 47,716,300 306,552 5/13/26 4,757 —
Japanese Yen ...... TDOM Buy 29,817,800 189,301 5/13/26 397 (1,108)
Japanese Yen ...... TDOM Sell 6,304,500 40,498 5/13/26 624 —
Japanese Yen ...... UBSW Buy 37,156,200 238,926 5/13/26 — (3,922)
Singapore Dollar .... BZWS Buy 6,600 5,225 5/13/26 — (76)
Singapore Dollar .... CITI Buy 4,900 3,814 5/13/26 9 —
Singapore Dollar .... CITI Sell 5,500 4,323 5/13/26 32 —
Singapore Dollar .... HSBK Sell 72,500 57,393 5/13/26 832 —
Singapore Dollar .... MSCO Buy 71,900 56,923 5/13/26 — (831)
Singapore Dollar .... SSBT Buy 379,600 300,505 5/13/26 — (4,362)
British Pound ...... BOFA Buy 34,800 46,067 6/17/26 — (17)
British Pound ...... BZWS Buy 300 397 6/17/26 — —
British Pound ...... CITI Buy 55,500 73,439 6/17/26 4 —
British Pound ...... CITI Sell 1,622,500 2,147,792 6/17/26 747 —
British Pound ...... GSCO Sell 171,000 226,358 6/17/26 75 —
British Pound ...... HSBK Sell 137,000 182,209 6/17/26 918 —
British Pound ...... JPHQ Sell 816,800 1,088,738 6/17/26 7,871 —
British Pound ...... MSCO Sell 750,800 1,001,850 6/17/26 8,323 —
British Pound ...... SSBT Sell 256,300 340,886 6/17/26 1,726 —
British Pound ...... TDOM Buy 65,000 86,452 6/17/26 — (438)
British Pound ...... UBSW Sell 766,700 1,019,729 6/17/26 5,159 —
Danish Krone ...... BOFA Buy 852,600 131,280 6/17/26 1,161 —
Danish Krone ...... CITI Sell 1,542,800 237,577 6/17/26 — (2,079)
Danish Krone ...... HSBK Buy 454,700 70,254 6/17/26 379 —
Danish Krone ...... MSCO Sell 6,777,800 1,049,597 6/17/26 — (3,257)
Danish Krone ...... SSBT Buy 134,400 20,764 6/17/26 114 —
Danish Krone ...... TDOM Buy 19,800 3,060 6/17/26 16 —
Danish Krone ...... UBSW Sell 179,400 27,723 6/17/26 — (145)
Euro ............. BOFA Buy 523,200 601,441 6/17/26 5,428 —
Euro ............. BZWS Sell 861,000 989,685 6/17/26 — (9,003)
Euro ............. CITI Sell 128,300 147,815 6/17/26 63 (1,065)
Euro ............. GSCO Sell 445,800 512,425 6/17/26 — (4,666)
Euro ............. HSBK Buy 52,000 59,977 6/17/26 338 —
Euro ............. HSBK Sell 69,900 80,710 6/17/26 — (368)

Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
At March 31, 2026, the Fund had the following credit default swap contracts outstanding. See Note 1(f).
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. JPHQ Sell 368,800 426,546 6/17/26 $ — $ (1,231)
Euro ............. MSCO Buy 283,800 327,681 6/17/26 1,503 —
Euro ............. MSCO Sell 1,540,800 1,791,755 6/17/26 5,494 (938)
Euro ............. SSBT Sell 66,500 76,443 6/17/26 — (692)
Euro ............. TDOM Sell 1,964,400 2,266,561 6/17/26 — (11,979)
Euro ............. UBSW Sell 104,000 119,956 6/17/26 — (675)
Euro ............. WPAC Sell 287,700 330,697 6/17/26 — (3,011)
Norwegian Krone ... BOFA Sell 48,300 4,955 6/17/26 — (30)
Norwegian Krone ... BZWS Sell 61,900 6,401 6/17/26 13 —
Norwegian Krone ... CITI Sell 33,600 3,447 6/17/26 — (21)
Norwegian Krone ... HSBK Sell 7,100 733 6/17/26 — —
Norwegian Krone ... JPHQ Sell 3,932,500 406,514 6/17/26 648 —
Norwegian Krone ... MSCO Buy 1,254,300 129,597 6/17/26 45 (188)
Swedish Krona ..... BOFA Buy 72,600 7,745 6/17/26 — (46)
Swedish Krona ..... BZWS Buy 7,923,800 845,277 6/17/26 — (5,004)
Swedish Krona ..... BZWS Sell 97,700 10,527 6/17/26 166 —
Swedish Krona ..... CITI Buy 90,200 9,511 6/17/26 54 —
Swedish Krona ..... CITI Sell 51,900 5,537 6/17/26 33 —
Swedish Krona ..... HSBK Buy 3,554,400 381,748 6/17/26 — (4,824)
Swedish Krona ..... HSBK Sell 15,137,400 1,626,946 6/17/26 21,712 —
Swedish Krona ..... MSCO Sell 1,367,200 147,031 6/17/26 2,048 —
Swedish Krona ..... SSBT Buy 763,500 81,998 6/17/26 — (1,033)
Swedish Krona ..... TDOM Buy 3,838,800 412,298 6/17/26 — (5,215)
Swiss Franc ....... BOFA Sell 87,000 111,252 6/17/26 1,528 —
Swiss Franc ....... BZWS Buy 12,000 15,347 6/17/26 — (213)
Swiss Franc ....... CITI Buy 32,100 40,475 6/17/26 10 —
Swiss Franc ....... CITI Sell 43,200 55,243 6/17/26 759 —
Swiss Franc ....... GSCO Buy 124,700 159,479 6/17/26 — (2,209)
Swiss Franc ....... HSBK Sell 41,500 53,136 6/17/26 797 —
Swiss Franc ....... JPHQ Buy 516,100 662,271 6/17/26 — (11,371)
Swiss Franc ....... MSCO Sell 352,500 452,125 6/17/26 7,555 —
Swiss Franc ....... SSBT Sell 334,500 428,271 6/17/26 6,403 —
Swiss Franc ....... UBSW Buy 246,700 315,872 6/17/26 — (4,736)
Total Forward Exchange Contracts ................................................... $177,131 $(215,610)
Net unrealized appreciation (depreciation) ............................................ $(38,479)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Buy Protection
c
Traded Index
iTraxx Europe
Main 45 .... (1.00)% Quarterly 6/20/31 2,210,000 EUR $ (32,883) $ (32,601) $ (282)

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

At March 31, 2026, the Fund had the following interest rate swap contracts outstanding. See Note 1 ( f ).
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts (continued)
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.45 . 5.00% Quarterly 12/20/30 4,518,000 $ 243,001 $ 360,750 $ (117,749)
Non-
Investment
Grade
CDX.NA.IG.45 .. 1.00% Quarterly 12/20/30 100,684,000 1,817,907 2,293,123 (475,216)
Investment
Grade
CDX.NA.IG.46 .. 1.00% Quarterly 6/20/31 21,040,000 370,184 336,656 33,528
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $2,398,209 $2,957,928 $(559,719)
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.32% .... Annual 3/18/28 59,307,000 $ 369,206 $ (22,729) $ 391,935
Receive Fixed 3.3% ... Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/28 31,113,000 (205,666) 7,127 (212,793)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.47% .... Annual 3/18/31 19,875,000 142,458 (34,753) 177,211
Receive Fixed 3.45% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/31 17,972,000 (145,219) 24,094 (169,313)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.57% .... Annual 6/17/31 5,136,000 14,775 25,636 (10,861)
Receive Fixed 3.75% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/36 28,521,000 (278,775) 48,157 (326,932)

Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
At March 31, 2026, the Fund had the following total return swap contracts outstanding. See Note 1(f) .
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 3.77% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/36 8,152,000 $ (66,112) $ 25,257 $ (91,369)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.82% .... Annual 6/17/36 2,192,000 11,588 13,455 (1,867)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.12% .... Annual 3/18/56 874,000 2,096 6,517 (4,421)
Receive Fixed 4.1% ... Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/56 10,564,000 (61,727) (26,313) (35,414)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.07% .... Annual 6/17/56 813,000 9,378 11,764 (2,386)
Total Interest Rate Swap Contracts ................................. $(207,998) $ 78,212 $(286,210)
*
In U.S. dollars unless otherwise indicated.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
a
GSIIPGDL Index
#
..................... 0% At Maturity GSCO 7/14/26 17,978,890 $ (413,789)
BCFTUSAL Index
#
.................... 0% At Maturity BZWS 3/11/27 13,453,080 (248,218)
Short
b
GSIIPGSS Index
#
..................... 0% At Maturity GSCO 7/14/26 16,538,267 708,647
IBOXIG Index ........................ 1-day SOFR Quarterly JPHQ 12/20/26 6,200,000 5,408
BCFTUSAS Index
#
.................... 0% At Maturity BZWS 3/11/27 13,426,477 403,616
Total Return Swap Contracts .................................................................... $455,664
*In U.S. dollars unless otherwise indicated.
#
Represents a custom index comprised of a basket of underlying instruments. The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
a
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
b
The Fund receives a variable financing rate and pays the total return on the underlying instrument.
Common stocks Sector Shares Value
Percentage
value
A BASKET ( GSIIPGDL ) OF COMMON STOCKS
Chevron Corp. Energy 643 $ 133,131 0.76%
Idemitsu Kosan Co. Ltd. Energy 13,697 132,713 0.76%
Eni SpA Energy 4,614 132,098 0.75%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Common stocks Sector Shares Value
Percentage
value
A BASKET (GSIIPGDL) OF COMMON STOCKS (continued)
Endesa SA Utilities 3,127 $ 129,999 0.74%
AT&T, Inc. Communication Services 4,330 125,537 0.72%
Iberdrola SA Utilities 5,332 121,306 0.69%
ConocoPhillips Energy 890 117,544 0.67%
Tokyo Gas Co. Ltd. Utilities 2,501 116,584 0.67%
BP plc Energy 14,563 116,431 0.67%
Altria Group, Inc. Consumer Staples 1,757 115,917 0.66%
PepsiCo, Inc. Consumer Staples 744 115,547 0.66%
Graco, Inc. Industrials 1,360 115,121 0.66%
NN Group NV Financials 1,468 113,432 0.65%
Lockheed Martin Corp. Industrials 185 111,581 0.64%
Telia Co. AB Communication Services 21,781 110,296 0.63%
George Weston Ltd. Consumer Staples 1,533 107,940 0.62%
Deutsche Telekom AG Communication Services 2,929 107,824 0.62%
Airbnb, Inc. Consumer Discretionary 850 107,327 0.61%
ENEOS Holdings, Inc. Energy 11,963 106,066 0.61%
VICI Properties, Inc. Real Estate 3,877 105,923 0.61%
WH Group Ltd. Consumer Staples 80,423 105,245 0.60%
Allegion plc Industrials 705 102,462 0.59%
Inpex Corp. Energy 3,462 101,799 0.58%
Sandvik AB Industrials 2,713 101,770 0.58%
Hartford Insurance Group, Inc. (The) Financials 749 101,236 0.58%
Colgate-Palmolive Co. Consumer Staples 1,172 99,879 0.57%
Veralto Corp. Industrials 1,124 99,401 0.57%
TotalEnergies SE Energy 1,050 97,901 0.56%
Power Assets Holdings Ltd. Utilities 12,138 94,515 0.54%
Secom Co. Ltd. Industrials 2,427 92,072 0.53%
Telenor ASA Communication Services 5,181 90,587 0.52%
Holcim AG Materials 1,100 88,837 0.51%
SS&C Technologies Holdings, Inc. Industrials 1,304 88,135 0.50%
Automatic Data Processing, Inc. Industrials 429 87,165 0.50%
AMETEK, Inc. Industrials 405 86,785 0.50%
Chubu Electric Power Co., Inc. Utilities 5,248 85,169 0.49%
Bristol-Myers Squibb Co. Health Care 1,401 84,982 0.49%
Avery Dennison Corp. Materials 490 84,661 0.48%
Fortum OYJ Utilities 3,303 83,266 0.48%
Cie Financiere Richemont SA Consumer Discretionary 481 82,970 0.47%
Simon Property Group, Inc. Real Estate 443 82,598 0.47%
Eiffage SA Industrials 540 81,574 0.47%
QIAGEN NV Health Care 2,025 81,070 0.46%
National Grid plc Utilities 4,828 80,832 0.46%
E.ON SE Utilities 3,660 79,965 0.46%
Bouygues SA Industrials 1,397 79,519 0.45%
Exxon Mobil Corp. Energy 464 78,656 0.45%
Canadian Utilities Ltd. Utilities 2,231 78,127 0.45%
iA Financial Corp., Inc. Financials 706 78,078 0.45%
National Bank of Canada Financials 605 78,015 0.45%
A BASKET ( BCFTUSAL ) OF COMMON STOCKS
Valero Energy Corp. Energy 784 193,772 1.47%
Cheniere Energy, Inc. Energy 675 191,616 1.45%
Cirrus Logic, Inc. Information Technology 1,264 182,836 1.38%
Edison International Utilities 2,394 175,226 1.33%
GE Vernova , Inc. Industrials 199 173,808 1.31%
Regeneron Pharmaceuticals, Inc. Health Care 217 167,419 1.27%
Allison Transmission Holdings, Inc. Industrials 1,426 166,919 1.26%
Johnson Controls International plc Industrials 1,273 166,636 1.26%

Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTUSAL) OF COMMON STOCKS (continued)
Virtu Financial, Inc. Financials 3,747 $ 164,811 1.25%
Exelixis , Inc. Health Care 3,837 164,582 1.25%
Freeport-McMoRan, Inc. Materials 2,800 164,574 1.25%
State Street Corp. Financials 1,278 161,727 1.22%
Curtiss-Wright Corp. Industrials 236 160,656 1.22%
Lam Research Corp. Information Technology 751 160,400 1.21%
Axis Capital Holdings Ltd. Financials 1,563 158,474 1.20%
General Motors Co. Consumer Discretionary 2,032 151,361 1.15%
MGIC Investment Corp. Financials 5,456 143,227 1.08%
NRG Energy, Inc. Utilities 968 141,409 1.07%
Natera , Inc. Health Care 706 141,278 1.07%
Unum Group Financials 1,932 141,082 1.07%
Spotify Technology SA Communication Services 291 141,067 1.07%
Affiliated Managers Group, Inc. Financials 505 139,816 1.06%
Arista Networks, Inc. Information Technology 1,136 139,463 1.06%
Cadence Design Systems, Inc. Information Technology 491 136,414 1.03%
AutoNation, Inc. Consumer Discretionary 679 132,563 1.00%
Synchrony Financial Financials 1,897 129,067 0.98%
Booking Holdings, Inc. Consumer Discretionary 29 123,285 0.93%
Toll Brothers, Inc. Consumer Discretionary 902 123,158 0.93%
American International Group, Inc. Financials 1,623 122,158 0.92%
Netflix, Inc. Communication Services 1,268 121,896 0.92%
QUALCOMM, Inc. Information Technology 932 120,016 0.91%
Textron, Inc. Industrials 1,324 115,936 0.88%
Manhattan Associates, Inc. Information Technology 848 112,903 0.85%
eBay, Inc. Consumer Discretionary 1,225 111,495 0.84%
Applied Materials, Inc. Information Technology 316 107,929 0.82%
Boyd Gaming Corp. Consumer Discretionary 1,313 107,885 0.82%
Pegasystems, Inc. Information Technology 2,523 107,364 0.81%
Sandisk Corp. Information Technology 168 106,738 0.81%
Everpure , Inc. Information Technology 1,767 104,332 0.79%
Ventas, Inc. Real Estate 1,273 104,105 0.79%
Equitable Holdings, Inc. Financials 2,748 101,987 0.77%
Ciena Corp. Information Technology 259 100,722 0.76%
Ulta Beauty, Inc. Consumer Discretionary 186 97,037 0.73%
Millicom International Cellular SA Communication Services 1,294 96,948 0.73%
Hologic, Inc. Health Care 1,255 94,842 0.72%
Gap, Inc. (The) Consumer Discretionary 3,795 91,836 0.69%
Vornado Realty Trust Real Estate 3,464 90,024 0.68%
DoorDash , Inc. Consumer Discretionary 598 89,854 0.68%
MGM Resorts International Consumer Discretionary 2,357 87,232 0.66%
NVR, Inc. Consumer Discretionary 13 86,892 0.66%
A BASKET ( GSIIPGSS ) OF COMMON STOCKS
Aker BP ASA Energy 3,554 131,730 0.82%
Shell plc Energy 2,730 128,996 0.81%
Diamondback Energy, Inc. Energy 633 125,189 0.78%
Woodside Energy Group Ltd. Energy 5,151 123,658 0.77%
Entergy Corp. Utilities 1,091 122,631 0.77%
Canadian Natural Resources Ltd. Energy 2,473 120,251 0.75%
PPL Corp. Utilities 2,964 113,233 0.71%
Southern Co. (The) Utilities 1,172 113,145 0.71%
CenterPoint Energy, Inc. Utilities 2,620 113,091 0.71%
Orange SA Communication Services 5,484 111,681 0.70%
Walmart, Inc. Consumer Staples 896 111,389 0.70%
ONEOK, Inc. Energy 1,200 108,487 0.68%
Dominion Energy, Inc. Utilities 1,755 108,467 0.68%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Common stocks Sector Shares Value
Percentage
value
A BASKET (GSIIPGSS) OF COMMON STOCKS (continued)
Cellnex Telecom SA Communication Services 3,369 $ 107,657 0.67%
American Water Works Co., Inc. Utilities 783 106,548 0.67%
Singapore Telecommunications Ltd. Communication Services 25,853 98,990 0.62%
Tourmaline Oil Corp. Energy 1,994 95,135 0.59%
Duke Energy Corp. Utilities 725 94,920 0.59%
Enbridge, Inc. Energy 1,751 94,598 0.59%
AvalonBay Communities, Inc. Real Estate 577 94,281 0.59%
Ferrovial SE Industrials 1,454 92,837 0.58%
Wilmar International Ltd. Consumer Staples 30,966 92,408 0.58%
Realty Income Corp. Real Estate 1,503 91,967 0.57%
Zurich Insurance Group AG Financials 132 91,935 0.57%
Waste Connections, Inc. Industrials 565 91,702 0.57%
Visa, Inc. Financials 303 91,471 0.57%
Starbucks Corp. Consumer Discretionary 1,004 89,928 0.56%
Swiss Life Holding AG Financials 83 89,282 0.56%
Ingersoll Rand, Inc. Industrials 1,073 85,970 0.54%
Hong Kong & China Gas Co. Ltd. Utilities 94,872 85,915 0.54%
Quanta Services, Inc. Industrials 156 85,840 0.54%
Equifax, Inc. Industrials 470 84,656 0.53%
Straumann Holding AG Health Care 822 83,929 0.52%
Heineken NV Consumer Staples 1,097 83,813 0.52%
International Paper Co. Materials 2,304 82,260 0.51%
Snam SpA Utilities 10,806 81,600 0.51%
Essity AB Consumer Staples 3,172 80,871 0.51%
Salmar ASA Consumer Staples 1,375 79,769 0.50%
Land Securities Group plc Real Estate 10,797 78,738 0.49%
Coca-Cola Co. (The) Consumer Staples 1,032 78,471 0.49%
British American Tobacco plc Consumer Staples 1,361 78,428 0.49%
Emerson Electric Co. Industrials 598 78,410 0.49%
Pernod Ricard SA Consumer Staples 1,033 76,461 0.48%
Coca-Cola Europacific Partners plc Consumer Staples 843 76,412 0.48%
Xcel Energy, Inc. Utilities 943 74,931 0.47%
Swire Pacific Ltd. Industrials 6,847 74,542 0.47%
EQT AB Financials 2,458 73,913 0.46%
Hermes International SCA Consumer Discretionary 40 73,733 0.46%
AST SpaceMobile , Inc. Communication Services 888 73,624 0.46%
Old Dominion Freight Line, Inc. Industrials 376 73,405 0.46%
A BASKET ( BCFTUSAS ) OF COMMON STOCKS
Diamondback Energy, Inc. Energy 926 183,186 1.42%
Bunge Global SA Consumer Staples 1,426 181,351 1.40%
MKS, Inc. Information Technology 776 178,238 1.38%
Dell Technologies, Inc. Information Technology 1,082 177,586 1.37%
Monolithic Power Systems, Inc. Information Technology 152 165,968 1.28%
DT Midstream, Inc. Energy 1,209 162,854 1.26%
Coherent Corp. Information Technology 671 159,890 1.24%
Roivant Sciences Ltd. Health Care 5,735 158,867 1.23%
Lumentum Holdings, Inc. Information Technology 220 154,575 1.20%
Micron Technology, Inc. Information Technology 435 146,956 1.14%
Kinsale Capital Group, Inc. Financials 430 146,874 1.14%
Royal Gold, Inc. Materials 577 146,798 1.14%
Entegris , Inc. Information Technology 1,247 146,203 1.13%
Royal Caribbean Cruises Ltd. Consumer Discretionary 513 141,154 1.09%
BWX Technologies, Inc. Industrials 656 134,112 1.04%
Albemarle Corp. Materials 743 133,404 1.03%
Oracle Corp. Information Technology 885 130,196 1.01%
Ross Stores, Inc. Consumer Discretionary 600 130,049 1.01%

Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTUSAS) OF COMMON STOCKS (continued)
Take-Two Interactive Software, Inc. Communication Services 650 $ 128,414 0.99%
Synopsys, Inc. Information Technology 313 124,087 0.96%
Loar Holdings, Inc. Industrials 2,117 121,284 0.94%
Jack Henry & Associates, Inc. Financials 758 119,797 0.93%
CH Robinson Worldwide, Inc. Industrials 693 115,013 0.89%
Marriott International, Inc. Consumer Discretionary 350 114,538 0.89%
Texas Instruments, Inc. Information Technology 587 113,953 0.88%
Lithia Motors, Inc. Consumer Discretionary 454 113,425 0.88%
Domino's Pizza, Inc. Consumer Discretionary 310 111,067 0.86%
Norwegian Cruise Line Holdings Ltd. Consumer Discretionary 5,888 110,105 0.85%
Blue Owl Capital, Inc. Financials 12,016 109,705 0.85%
Tyler Technologies, Inc. Information Technology 317 108,595 0.84%
RPM International, Inc. Materials 1,043 103,657 0.80%
Quanta Services, Inc. Industrials 186 102,138 0.79%
Brown & Brown, Inc. Financials 1,564 101,982 0.79%
Expand Energy Corp. Energy 904 99,276 0.77%
NU Holdings Ltd. Financials 6,834 98,212 0.76%
Somnigroup International, Inc. Consumer Discretionary 1,309 96,789 0.75%
Aurora Innovation, Inc. Information Technology 23,218 95,660 0.74%
Gen Digital, Inc. Information Technology 5,047 95,036 0.74%
SoFi Technologies, Inc. Financials 5,913 93,895 0.73%
Watsco , Inc. Industrials 258 93,832 0.73%
Liberty Broadband Corp. Communication Services 1,826 91,847 0.71%
Healthcare Realty Trust, Inc. Real Estate 5,293 89,930 0.70%
LPL Financial Holdings, Inc. Financials 295 88,607 0.69%
Stanley Black & Decker, Inc. Industrials 1,200 85,303 0.66%
Toast, Inc. Financials 3,216 85,258 0.66%
Strategy, Inc. Information Technology 673 83,965 0.65%
Ovintiv , Inc. Energy 1,387 82,342 0.64%
Equifax, Inc. Industrials 457 82,274 0.64%
nVent Electric plc Industrials 689 81,512 0.63%
PTC, Inc. Information Technology 572 81,512 0.63%
See Note  10  regarding other derivative information.
See Abbreviations on page 100 .

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
March 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Putnam
Dynamic Asset
Allocation
Conservative
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $719,188,418
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 49,326,626
Cost - Unaffiliated repurchase agreements ...................................................... 20,183,216
Value - Unaffiliated issuers .................................................................. $845,585,516
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 49,326,626
Value - Unaffiliated repurchase agreements ...................................................... 20,183,216
Cash .................................................................................... 299,486
Receivables:
Investment securities sold ................................................................... 509,253
Receivable for sales of TBA securities (Note 1 e ) .................................................. 30,489,049
Capital shares sold ........................................................................ 4,528,325
Dividends and interest ..................................................................... 4,556,242
European Union tax reclaims (Note 1 i ) ......................................................... 314,193
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 3,866,921
Variation margin on centrally cleared swap contracts ............................................... 313,785
Unrealized appreciation on OTC forward exchange contracts .......................................... 177,131
Unrealized appreciation on OTC swap contracts .................................................... 1,117,671
Prepaid expenses .......................................................................... 115,492
Total assets .......................................................................... 961,382,906
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,350,593
Payable for purchases of TBA securities (Note 1 e ) ................................................ 107,889,656
Capital shares redeemed ................................................................... 12,436,697
Management fees ......................................................................... 343,137
Administrative fees ........................................................................ 2,521
Distribution fees .......................................................................... 103,698
Transfer agent fees ........................................................................ 136,193
Trustees' fees and expenses ................................................................. 114,947
Variation margin on futures contracts ........................................................... 5,318,158
Unrealized depreciation on OTC swap contracts .................................................... 662,007
Unrealized depreciation on OTC forward exchange contracts .......................................... 215,610
TBA sale commitments, at value (proceeds $30,357,917) (Note 1e) ..................................... 30,208,693
Unrealized depreciation on unfunded loan commitments (Note 9 ) ....................................... 137
Collateral on certain derivative contracts, at value (Note 1 f ) ........................................... 170,887
Accrued expenses and other liabilities ........................................................... 95,668
Total liabilities ......................................................................... 160,048,602
Net assets, at value ................................................................. $801,334,304
Net assets consist of:
Paid-in capital ............................................................................. $726,679,206
Total distributable earnings (losses) ............................................................. 74,655,098
Net assets, at value ................................................................. $801,334,304

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
(continued)
March 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Putnam
Dynamic Asset
Allocation
Conservative
Fund
Class A:
Net assets, at value ....................................................................... $351,700,714
Shares outstanding ........................................................................ 31,668,210
Net asset value per share
a ,b
.................................................................. $11.11
Maximum offering price per share (net asset value per share ÷ 94 .25% )
b
................................ $11.79
Class C:
Net assets, at value ....................................................................... $30,944,834
Shares outstanding ........................................................................ 2,841,365
Net asset value and maximum offering price per share
a ,b
............................................ $10.89
Class P:
Net assets, at value ....................................................................... $229,094,887
Shares outstanding ........................................................................ 20,510,260
Net asset value and maximum offering price per share
b
............................................. $11.17
Class R:
Net assets, at value ....................................................................... $5,034,738
Shares outstanding ........................................................................ 435,705
Net asset value and maximum offering price per share
b
............................................. $11.56
Class R5:
Net assets, at value ....................................................................... $150,766
Shares outstanding ........................................................................ 13,459
Net asset value and maximum offering price per share
b
............................................. $11.20
Class R6:
Net assets, at value ....................................................................... $61,533,333
Shares outstanding ........................................................................ 5,503,592
Net asset value and maximum offering price per share
b
............................................. $11.18
Class Y:
Net assets, at value ....................................................................... $122,875,032
Shares outstanding ........................................................................ 10,987,267
Net asset value and maximum offering price per share
b
............................................. $11.18
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Operations
for the six months ended March 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Putnam
Dynamic Asset
Allocation
Conservative
Fund
Investment income:
Dividends: (net of foreign taxes of $81,765)
Unaffiliated issuers ........................................................................ $2,594,769
Non-controlled affiliates (Note 3 g ) ............................................................. 574,687
Interest:
Unaffiliated issuers ........................................................................ 5,563,514
Other income (Note 1 i ) ....................................................................... 5,892
Total investment income ................................................................... 8,738,862
Expenses:
Management fees (Note 3 a ) ................................................................... 1,598,762
Administrative fees (Note 3 b ) .................................................................. 5,103
Distribution fees: (Note 3c )
    Class A ................................................................................ 444,460
    Class C ................................................................................ 157,868
    Class R ................................................................................ 12,196
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 189,663
    Class C ................................................................................ 16,860
    Class P ................................................................................ 3,206
    Class R ................................................................................ 2,603
    Class R5 ............................................................................... 64
    Class R6 ............................................................................... 15,926
    Class Y ................................................................................ 62,505
Custodian fees ............................................................................. 8,927
Reports to shareholders fees .................................................................. 29,102
Registration and filing fees .................................................................... 42,858
Professional fees ........................................................................... 92,540
Trustees' fees and expenses (Note 3 f ) ........................................................... 10,365
Organization costs (Note 1k) .................................................................. 2,626
Other .................................................................................... 40,687
Total expenses ......................................................................... 2,736,321
Expense reductions (Note 4 ) ............................................................... (16,553)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (9,019)
Net expenses ......................................................................... 2,710,749
Net investment income ................................................................ 6,028,113

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Operations
(continued)
for the six months ended March 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Putnam
Dynamic Asset
Allocation
Conservative
Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 10,521,599
Foreign currency transactions ................................................................ (18,004)
Forward exchange contracts ................................................................. 49,807
Futures contracts ......................................................................... 1,845,052
TBA sale commitments ..................................................................... 46,727
Swap contracts ........................................................................... 174,903
Net realized gain (loss) .................................................................. 12,620,084
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (18,235,597)
Translation of other assets and liabilities denominated in foreign currencies .............................. (18,823)
Unfunded loan commitments (Note 9 ) .......................................................... (137)
Forward exchange contracts ................................................................. (70,651)
Futures contracts ......................................................................... 557,682
TBA sale commitments ..................................................................... 120,430
Swap contracts ........................................................................... (501,716)
Net change in unrealized appreciation (depreciation) ............................................ (18,148,812)
Net realized and unrealized gain (loss) ............................................................ (5,528,728)
Net increase (decrease) in net assets resulting from operations .......................................... $499,385

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Putnam Dynamic Asset Allocation
Conservative Fund
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025*
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,028,113 $12,251,186
Net realized gain (loss) ................................................. 12,620,084 (6,566,823)
Net change in unrealized appreciation (depreciation) ........................... (18,148,812) 35,440,430
Net increase (decrease) in net assets resulting from operations ................ 499,385 41,124,793
Distributions to shareholders:
Class A ............................................................. (10,774,772) (18,077,179)
Class C ............................................................. (858,010) (1,712,027)
Class P ............................................................. (764,807) (1,058,377)
Class R ............................................................. (135,805) (204,386)
Class R5 ............................................................ (2,851) (183)
Class R6 ............................................................ (2,023,364) (3,440,846)
Class Y ............................................................. (3,611,252) (4,776,019)
Total distributions to shareholders .......................................... (18,170,861) (29,269,017)
Capital share transactions: (Note 2 )
Class A ............................................................. 5,354,688 (21,624,707)
Class C ............................................................. (1,373,448) (9,186,903)
Class P ............................................................. 210,938,566 6,491,431
Class R ............................................................. 264,805 525,267
Class R5 ............................................................ 150,104 (3,379)
Class R6 ............................................................ (1,086,983) (5,138,717)
Class Y ............................................................. 20,420,832 16,596,595
Total capital share transactions ............................................ 234,668,564 (12,340,413)
Net increase (decrease) in net assets ................................... 216,997,088 (484,637)
Net assets:
Beginning of period ..................................................... 584,337,216 584,821,853
End of period .......................................................... $801,334,304 $584,337,216
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Conservative Ltd. from July 7, 2025 through September 30, 2025. See Note 1(h).

Putnam Asset Allocation Funds

franklintempleton.com
Semiannual Report
Notes to Consolidated Financial Statements (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
1. Organization and Significant Accounting Policies
Putnam Asset Allocation Funds (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of four separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Dynamic Asset Allocation Conservative Fund (Fund) is
included in this report. The Fund offers seven classes of
shares: Class A, Class C, Class R, Class R5, Class R6,
Class P and Class Y. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
On March 26, 2026, the Trust's Board of Trustees approved
a proposal to change the name of the Fund to Franklin
Dynamic Asset Allocation Conservative Fund, effective July
15, 2026.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At March 31, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Consolidated Schedule of
Investments, had been entered into on March 31, 2026.
d. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
e. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date. Collateral has been pledged and/or received for open TBA trades.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
f. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Consolidated Statement
of Assets and Liabilities. Realized gain and loss and
unrealized appreciation and depreciation on these contracts
for the period are included in the Consolidated Statement of
Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early
termination by the counterparty may result in an immediate
payment by the Fund of any net liability owed to that
counterparty under the ISDA agreement. At March 31, 2026,
the Fund had OTC derivatives in a net liability position of
$92,506.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to commodity
price, interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to
buy or sell an asset at a specified price on a future date.
Required initial margins are pledged by the Fund, and the
daily change in fair value is accounted for as a variation
margin payable or receivable in the Consolidated Statement
of Assets and Liabilities. Futures contracts outstanding at
period end, if any, are listed in the Fund's Consolidated
Schedule of Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end,
if any, are listed in the Fund's Consolidated Schedule of
Investments.
1. Organization and Significant Accounting Policies
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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(continued)
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement
of Assets and Liabilities. Over the term of the contract,
the buyer pays the seller a periodic stream of payments,
provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or
depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected
in the Consolidated Statement of Assets and Liabilities and
represent compensating factors between stated terms of
the credit default swap agreement and prevailing market
conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term
of the contract as a realized gain or loss in the Consolidated
Statement of Operations. Credit default swap contracts
outstanding at period end, if any, are listed in the Fund's
Consolidated Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund,
and the daily change in fair value is accounted for as a
variation margin payable or receivable in the Consolidated
Statement of Assets and Liabilities. Over the term of the
contract, contractually required payments to be paid and to
be received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made,
at which time they are realized. Interest rate swap contracts outstanding at period end, if any, are listed in the Fund's
Consolidated Schedule of Investments.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to equity price
risk of an underlying instrument such as a stock, bond,
index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to
exchange a return linked to an underlying instrument for a
floating or fixed rate payment, both based upon a notional
amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund's Consolidated
Schedule of Investments.
The Fund purchased or wrote exchange traded option
contracts primarily to manage and/or gain exposure to
equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to
close the position is recorded as a realized gain or loss.
Option contracts outstanding at period end, if any, are listed in the Fund's Consolidated Schedule of Investments.
See Note 10  regarding other derivative information.
1. Organization and Significant Accounting Policies
(continued)
f. Derivative Financial Instruments
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Putnam Dynamic Asset Allocation Conservative Fund
(continued)
g. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
h. Investments in Franklin Dynamic Asset Allocation
Conservative Ltd. (FT Subsidiary)
The Fund invests in certain financial instruments or
commodity-linked derivative investments through its
investments in FT Subsidiary. FT Subsidiary is a Cayman
Islands exempted company with limited liability, is a wholly-
owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative
investments consistent with the investment objective of the
Fund. For tax purposes, the Fund is required to increase
its taxable income by its share of the FT Subsidiary’s
income. Net losses incurred by the FT Subsidiary cannot
offset income earned by the Fund and cannot be carried
back or forward by the FT Subsidiary to offset income from
prior or future years. At March 31, 2026, FT Subsidiary’s
investments, as well as any other assets and liabilities of FT
Subsidiary are reflected in the Fund’s Consolidated Schedule of Investments and Consolidated Statement of Assets and
Liabilities. All intercompany transactions and balances have been eliminated. At March 31, 2026, the net assets of FT
Subsidiary were $2,790,256, representing 0.35% of the
Fund's consolidated net assets. The Fund’s investment in FT
Subsidiary is limited to 25% of consolidated assets.
i. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Consolidated
Statement of Assets and Liabilities and dividend income
in the Consolidated Statement of Operations. In many
cases, however, the Fund may not receive such amounts
for an extended period of time, depending on the country of
investment. When a capital gain tax is determined to apply,
the Fund records an estimated deferred tax liability in an
amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Consolidated
Statement of Operations and any related receivable, if
any, is reflected as European Union tax reclaims in the
Consolidated  Statement of Assets and Liabilities. Any
fees associated with these filings are reflected in other
expenses in the Consolidated Statement of Operations.
When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are
reflected in the consolidated financial statements. For U.S.
income tax purposes, EU reclaims received by the Fund, if
any, reduce the amount of foreign taxes Fund shareholders
can use as tax deductions or credits on their income tax
returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2026, the Fund has
determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Fund’s federal and state income and federal
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
1. Organization and Significant Accounting Policies
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Putnam Dynamic Asset Allocation Conservative Fund
(continued)
j. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Dividend income is recorded on the ex-dividend date except
for certain dividends from securities where the dividend
rate is not available. Distributable earnings are determined according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
k. Organization Costs
Organization costs were expensed as incurred.
l. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
m. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Putnam Dynamic Asset Allocation Conservative Fund
(continued)
2. Shares of Beneficial Interest
At March 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
March 31, 2026
Year Ended
September 30, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 2,070,287 $23,372,319 2,981,485 $32,206,690
Shares issued in reinvestment of distributions .......... 925,905 10,389,842 1,629,319 17,428,413
Shares redeemed ............................... (2,519,414) (28,407,473) (6,599,215) (71,259,810)
Net increase (decrease) .......................... 476,778 $5,354,688 (1,988,411) $(21,624,707)
Class C Shares:
Shares sold ................................... 280,078 $3,096,035 445,578 $4,764,369
Shares issued in reinvestment of distributions .......... 76,317 840,986 159,747 1,678,511
Shares redeemed
a
.............................. (479,368) (5,310,469) (1,467,387) (15,629,783)
Net increase (decrease) .......................... (122,973) $(1,373,448) (862,062) $(9,186,903)
Class P Shares:
Shares sold ................................... 26,682,091 $304,991,756 1,450,586 $15,866,650
Shares issued in reinvestment of distributions .......... 67,865 764,807 98,410 1,058,377
Shares redeemed ............................... (8,335,346) (94,817,997) (954,813) (10,433,596)
Net increase (decrease) .......................... 18,414,610 $210,938,566 594,183 $6,491,431
Class R Shares:
Shares sold ................................... 79,231 $927,940 104,974 $1,191,027
Shares issued in reinvestment of distributions .......... 11,617 135,663 18,363 204,165
Shares redeemed ............................... (68,100) (798,798) (75,481) (869,925)
Net increase (decrease) .......................... 22,748 $264,805 47,856 $525,267
Class R5 Shares:
Shares sold ................................... 13,029 $147,361 32 $347
Shares issued in reinvestment of distributions .......... 253 2,851 17 183
Shares redeemed ............................... (10) (108) (353) (3,909)
Net increase (decrease) .......................... 13,272 $150,104 (304) $(3,379)
Class R6 Shares:
Shares sold ................................... 414,975 $4,718,613 780,031 $8,499,882
Shares issued in reinvestment of distributions .......... 178,071 2,010,766 317,936 3,420,817
Shares redeemed ............................... (688,159) (7,816,362) (1,570,100) (17,059,416)
Net increase (decrease) .......................... (95,113) $(1,086,983) (472,133) $(5,138,717)
Class Y Shares:
Shares sold ................................... 3,419,268 $38,876,743 4,831,301 $52,573,638
Shares issued in reinvestment of distributions .......... 300,052 3,387,702 427,615 4,604,809
Shares redeemed ............................... (1,924,971) (21,843,613) (3,736,490) (40,581,852)
Net increase (decrease) .......................... 1,794,349 $20,420,832 1,522,426 $16,596,595
a
May include a portion of Class C shares that were automatically converted to Class A.

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Putnam Dynamic Asset Allocation Conservative Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund and FT Subsidiary pay Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended March 31, 2026, the annualized gross effective investment management fee rate was 0.500% of the
Fund’s average daily net assets.
Management fees paid by the Fund were reduced on assets invested in FT Subsidiary, in an amount equal to the management fees paid by FT Subsidiary.
Under a subadvisory agreement, Putnam Management provides portfolio management and certain other advisory and related services to the Fund or FT Subsidiary. With respect to the portfolio management services, Advisers pays a fee to Putnam
Management based on the average net asset value of the Fund and with respect to the other advisory and related services,
Advisers pays a fee to Putnam Management based on the costs of Putnam Management in providing these services to the
Fund or FT Subsidiary. These fees are not an additional expense to the Fund or FT Subsidiary.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund or FT Subsidiary.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Advisory Company, LLC (PAC) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.680% of the first $5 billion,
0.630% of the next $5 billion,
0.580% of the next $10 billion,
0.530% of the next $10 billion,
0.480% of the next $50 billion,
0.460% of the next $50 billion,
0.450% of the next $100 billion and
0.445% of any excess thereafter.

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Under a subadvisory agreement, PAC provides subadvisory services to the Fund or FT Subsidiary. The subadvisory fee is paid by Advisers based on the average net assets managed by PAC, and is not an additional expense of the Fund or FT
Subsidiary.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund and FT Subsidiary. The fee is paid by Advisers based on the Fund's and FT Subsidiary’s average daily net assets, and is not an additional expense of the
Fund or FT Subsidiary.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class P shares paid a monthly fee based on the average net assets of Class P shares at an annual rate of 0.01%.
Class R5 shares paid a monthly fee based on the average net assets of Class R5 shares at an annual rate of 0.12%.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $16,522
CDSC retained .............................................................................. $566
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Consolidated Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Consolidated Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any
Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the period ended March 31, 2026, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through January 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Dynamic Asset Allocation Conservative Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 3.489% . $— $3,980,482 $(1,190,734) $— $— $2,789,748 2,789,748 $29,208
Putnam Short Term Investment
Fund, Class P, 3.821% ...... 20,851,137 144,901,608 (119,215,867) — — 46,536,878 46,536,878 545,479
Total Affiliated Securities ... $20,851,137 $148,882,090 $(120,406,601) $— $— $49,326,626 $574,687
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Putnam Dynamic Asset Allocation Conservative Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended March 31, 2026, the fees were reduced as noted in the Consolidated Statement of Operations.
5. Income Taxes
At March 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales, EU reclaims, passive foreign investment company shares, tax straddles and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2026, aggregated
$707,340,993 and $632,508,500, respectively.
7. Credit Risk and Defaulted Securities
At March 31, 2026, the Fund had 5.7% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At March
31, 2026, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Consolidated Schedule of Investments.
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At March 31, 2026, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Cost of investments .......................................................................... $829,453,400
Unrealized appreciation ........................................................................ $153,557,375
Unrealized depreciation ........................................................................ (95,116,254)
Net unrealized appreciation (depreciation) .......................................................... $58,441,121

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Putnam Dynamic Asset Allocation Conservative Fund
(continued)
9. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations. Funded portions of credit agreements are presented in the
Consolidated Schedule of Investments.
At March 31, 2026, unfunded commitments were as follows:
10. Other Derivative Information
At March 31, 2026, investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as
follows:
Shares Issuer
Acquisition
Date Cost Value
Putnam Dynamic Asset Allocation Conservative Fund
416 Pfizer, Inc., CVR, 3/31/32 ...................... 11/14/25 $ 2,038 $ 2,038
Total Restricted Securities (Value is 0.0%
†
of Net Assets) .............. $2,038 $2,038
† Rounds to less than 0.1% of net assets.
Borrower Unfunded Commitment
Putnam Dynamic Asset Allocation Conservative Fund
First Eagle Holdings, Inc. $ 21,875
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Putnam Dynamic Asset Allocation Conservative Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 138,915
a
Variation margin on futures
contracts
$ 3,981,221
a
Variation margin on centrally
cleared swap contracts
569,146
a
Variation margin on centrally
cleared swap contracts
855,356
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
177,131 Unrealized depreciation on OTC
forward exchange contracts
215,610
Credit contracts ............
Variation margin on centrally
cleared swap contracts
33,528
a
Variation margin on centrally
cleared swap contracts
593,247
a
Unrealized appreciation on OTC
swap contracts
5,408 Unrealized depreciation on OTC
swap contracts
—
Equity contracts ...........
Variation margin on futures
contracts
4,904,124
a
Variation margin on futures
contracts
661,358
a
Unrealized appreciation on OTC
swap contracts
1,112,263 Unrealized depreciation on OTC
swap contracts
662,007
8. Restricted Securities
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
For the period ended March 31, 2026, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:
For the period ended March 31, 2026, the average month end notional amount of futures contracts and swap contracts represented $365,791,523 and $260,029,531, respectively. The average month end contract value of forward exchange contracts was $26,444,034.
See Note 1(f) regarding derivative financial instruments.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Putnam Dynamic Asset Allocation Conservative Fund (continued)
Total .................... $6,940,515 $6,968,799
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Consolidated Schedule of
Investments. Only the variation margin receivable/payable at period end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Consolidated Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam Dynamic Asset Allocation Conservative Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $1,434,009 Futures contracts $(4,748,193)
Swap contracts (703,032) Swap contracts (91,725)
Foreign exchange contracts .....
Forward exchange contracts 49,807 Forward exchange contracts (70,651)
Credit contracts ...............
Swap contracts 645,356 Swap contracts (702,926)
Equity contracts ..............
Futures contracts (123,161) Futures contracts 5,259,836
Swap contracts 232,579 Swap contracts 292,935
Commodity contracts ..........
Futures contracts 534,204 Futures contracts 46,039
Total ....................... $2,069,762 $(14,685)
10. Other Derivative Information
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended March 31, 2026, the Fund did not use the Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Conservative Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 9,424,627 $ 2,536,522 $ — $ 11,961,149
Air Freight & Logistics ................... 2,084,028 — — 2,084,028
Automobile Components ................. 432,347 376,947 — 809,294
Automobiles .......................... 8,141,602 205,230 — 8,346,832
Banks ............................... 13,112,344 10,691,034 — 23,803,378
Beverages ........................... 5,356,803 302,544 — 5,659,347
Biotechnology ......................... 10,265,697 54,403 — 10,320,100
Broadline Retail ....................... 13,153,805 944,032 — 14,097,837
Building Products ...................... 2,062,838 470,024 — 2,532,862
Capital Markets ........................ 12,680,752 2,742,179 — 15,422,931
Chemicals ........................... 6,580,401 507,879 — 7,088,280
Commercial Services & Supplies ........... 508,920 — — 508,920
Communications Equipment .............. 5,470,165 223,137 — 5,693,302
Construction & Engineering ............... 735,837 1,180,473 — 1,916,310
Construction Materials .................. 1,727,614 871,056 — 2,598,670
Consumer Finance ..................... 2,976,887 — — 2,976,887
Consumer Staples Distribution & Retail ...... 6,709,007 291,638 — 7,000,645
Containers & Packaging ................. 964,834 — — 964,834

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Conservative Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Distributors ........................... $ 43,463 $ — $ — $ 43,463
Diversified Consumer Services ............ 435,279 — — 435,279
Diversified REITs ...................... 32,570 — — 32,570
Diversified Telecommunication Services ..... 3,504,250 1,131,958 — 4,636,208
Electric Utilities ........................ 5,865,886 1,732,661 — 7,598,547
Electrical Equipment .................... 6,164,126 2,906,990 — 9,071,116
Electronic Equipment, Instruments &
Components ........................ 618,876 — — 618,876
Energy Equipment & Services ............. 2,962,578 — — 2,962,578
Entertainment ......................... 6,140,221 767,154 — 6,907,375
Financial Services ...................... 10,499,284 651,710 — 11,150,994
Food Products ........................ 872,750 1,200,099 — 2,072,849
Gas Utilities .......................... 347,059 193,094 — 540,153
Ground Transportation .................. 2,010,063 — — 2,010,063
Health Care Equipment & Supplies ......... 5,225,176 1,591,953 — 6,817,129
Health Care Providers & Services .......... 4,408,807 39,026 — 4,447,833
Health Care REITs ..................... 358,820 — — 358,820
Health Care Technology ................. 2,004,667 — — 2,004,667
Hotel & Resort REITs ................... 113,513 — — 113,513
Hotels, Restaurants & Leisure ............. 5,883,729 1,130,743 — 7,014,472
Household Durables .................... 2,088,730 596,102 — 2,684,832
Household Products .................... 4,307,249 513,338 — 4,820,587
Independent Power and Renewable Electricity
Producers .......................... 380,353 642,378 — 1,022,731
Industrial Conglomerates ................ 1,927,439 1,694,622 — 3,622,061
Industrial REITs ....................... 880,324 — — 880,324
Insurance ............................ 6,677,001 3,176,943 — 9,853,944
Interactive Media & Services .............. 25,954,360 210,251 — 26,164,611
IT Services ........................... 1,979,766 272,586 — 2,252,352
Leisure Products ....................... 300,333 394,726 — 695,059
Life Sciences Tools & Services ............ 1,857,198 537,592 — 2,394,790
Machinery ............................ 7,594,720 1,536,200 — 9,130,920
Marine Transportation ................... 108,036 201,412 — 309,448
Media ............................... 574,168 82,047 — 656,215
Metals & Mining ....................... 1,805,436 3,981,251 — 5,786,687
Mortgage Real Estate Investment Trusts
(REITs) ............................ 240,489 — — 240,489
Multi-Utilities .......................... 1,354,071 431,397 — 1,785,468
Office REITs .......................... 424,658 — — 424,658
Oil, Gas & Consumable Fuels ............. 10,030,821 5,546,210 — 15,577,031
Paper & Forest Products ................. 14,953 — — 14,953
Passenger Airlines ..................... 1,912,002 1,045,106 — 2,957,108
Personal Care Products ................. — 438,591 — 438,591
Pharmaceuticals ....................... 12,754,788 8,606,318 — 21,361,106
Professional Services ................... 1,085,440 326,775 — 1,412,215
Real Estate Management & Development .... 1,191,206 — — 1,191,206
Residential REITs ...................... 1,358,260 — — 1,358,260
Retail REITs .......................... 1,642,524 — — 1,642,524
Semiconductors & Semiconductor Equipment . 44,805,346 4,468,399 — 49,273,745
Software ............................. 25,176,233 833,664 — 26,009,897
Specialized REITs ...................... 2,377,314 — — 2,377,314
Specialty Retail ........................ 1,881,420 226,273 — 2,107,693
Technology Hardware, Storage & Peripherals . 23,448,527 — — 23,448,527
Textiles, Apparel & Luxury Goods .......... 295,618 587,801 — 883,419
12. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
13. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the consolidated financial statements.
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Conservative Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Tobacco ............................. $ 3,584,571 $ 1,309,258 $ — $ 4,893,829
Trading Companies & Distributors .......... 939,981 1,232,601 — 2,172,582
Transportation Infrastructure .............. 129,729 — — 129,729
Water Utilities ......................... 31,719 — — 31,719
Wireless Telecommunication Services ....... 956,057 1,064,978 — 2,021,035
Management Investment Companies ......... 581,823 — — 581,823
Convertible Preferred Stocks ................ 180,778 — — 180,778
Preferred Stocks ......................... — 351,955 — 351,955
Rights ................................. — — 4,052 4,052
Convertible Bonds ....................... — 385,403 — 385,403
Corporate Bonds ........................ — 136,558,530 — 136,558,530
Senior Floating Rate Interests ............... — 6,723,241 — 6,723,241
Foreign Government and Agency Securities .... — 9,235,289 — 9,235,289
U.S. Government and Agency Securities ....... — 170,887 — 170,887
Asset-Backed Securities ................... — 19,731,811 — 19,731,811
Commercial Mortgage-Backed Securities ...... — 13,414,039 — 13,414,039
Mortgage-Backed Securities ................ — 138,081,503 — 138,081,503
Residential Mortgage-Backed Securities ....... — 10,528,485 — 10,528,485
Agency Commercial Mortgage-Backed Securities — 14,164,078 — 14,164,078
Municipal Bonds ......................... — 1,240,961 — 1,240,961
Short Term Investments ................... 49,346,083 89,746,670 — 139,092,753
Total Investments in Securities ........... $402,059,149 $513,032,157
b
$4,052 $915,095,358
Other Financial Instruments:
Forward Exchange Contracts ............... $— $177,131 $— $177,131
Futures Contracts ....................... 5,043,039 — — 5,043,039
Swap Contracts ......................... — 1,720,345 — 1,720,345
Total Other Financial Instruments ......... $5,043,039 $1,897,476 $— $6,940,515
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 30,208,693 $ — $ 30,208,693
Forward Exchange Contracts ............... — 215,610 — 215,610
Futures Contracts ........................ 4,642,579 — — 4,642,579
Swap Contracts ......................... — 2,110,610 — 2,110,610
Unfunded Loan Commitments ............... — 137 — 137
Total Other Financial Instruments ......... $4,642,579 $32,535,050 $— $37,177,629
a
For detailed categories, see the accompanying Consolidated Schedule of Investments.
b
Includes foreign securities valued at $73,051,260, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
12. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Consolidated
Statement of Assets and Liabilities and the Consolidated Statement of Operations, along with the related notes to the consolidated financial statements. The Consolidated Schedule of Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Consolidated Financial Highlights.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the consolidated financial statements.
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
EUR
Euro
GBP
British Pound
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
Selected Portfolio
ADR
American Depositary Receipt
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CVR
Contingent Value Right
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IO
Interest Only
NATL
National Reinsurance Corp.
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.68%
13. Operating Segments
(continued)

Putnam Asset Allocation Funds

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Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the consolidated financial statements included herein.
Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38957-SFSOI 05/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Asset Allocation Funds

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	May 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	May 29, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	May 29, 2026